UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity®
100 Index
Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 933.60	$ .97
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.00	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.6	6.3
General Electric Co.	4.2	5.0
AT&T, Inc.	3.4	3.0
Microsoft Corp.	3.1	3.5
Chevron Corp.	2.9	2.4
Procter & Gamble Co.	2.8	3.0
Johnson & Johnson	2.6	2.5
International Business Machines Corp.	2.5	1.9
Apple, Inc.	2.3	2.0
Cisco Systems, Inc.	2.2	2.2
	32.6
Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	18.3
Financials	15.2	18.0
Energy	15.1	13.0
Consumer Staples	13.4	12.9
Industrials	11.6	12.0
Health Care	10.6	10.7
Consumer Discretionary	5.6	5.7
Telecommunication Services	5.3	5.2
Utilities	1.9	1.8
Materials	1.9	2.0

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.3%
Ford Motor Co. (a)	2,186,005	$ 14,864,834
General Motors Corp. (d)	560,674	9,587,525
		24,452,359
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	1,140,687	67,665,553
Media - 3.1%
CBS Corp. Class B	674,242	14,550,142
Clear Channel Communications, Inc.	493,142	17,269,833
Comcast Corp. Class A	2,982,388	67,103,730
The Walt Disney Co.	1,865,090	62,667,024
Time Warner, Inc.	3,542,298	56,251,692
		217,842,421
Multiline Retail - 0.6%
Target Corp.	810,910	43,270,158
Specialty Retail - 0.6%
Home Depot, Inc.	1,671,561	45,733,909
TOTAL CONSUMER DISCRETIONARY		398,964,400
CONSUMER STAPLES - 13.4%
Beverages - 3.7%
Anheuser-Busch Companies, Inc.	708,340	40,701,216
PepsiCo, Inc.	1,586,550	108,361,365
The Coca-Cola Co.	1,979,635	113,353,900
		262,416,481
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	1,418,256	60,687,174
Wal-Mart Stores, Inc.	2,340,357	135,132,213
		195,819,387
Food Products - 1.2%
Campbell Soup Co.	218,065	7,300,816
H.J. Heinz Co.	312,151	15,579,456
Kraft Foods, Inc. Class A	1,518,727	49,328,253
Sara Lee Corp.	705,398	9,720,384
		81,928,909
Household Products - 3.4%
Colgate-Palmolive Co.	504,971	37,549,644
Procter & Gamble Co.	3,048,219	201,334,865
		238,884,509
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	422,707	$ 16,510,935
Tobacco - 2.2%
Altria Group, Inc.	2,088,242	46,484,267
Philip Morris International, Inc.	2,088,242	109,966,824
		156,451,091
TOTAL CONSUMER STAPLES		952,011,312
ENERGY - 15.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	306,455	27,158,042
Halliburton Co.	871,783	42,351,218
National Oilwell Varco, Inc. (a)	409,307	34,103,459
Schlumberger Ltd. (NY Shares)	1,186,316	119,972,137
		223,584,856
Oil, Gas & Consumable Fuels - 12.0%
Chevron Corp.	2,056,923	203,943,915
ConocoPhillips	1,546,649	143,993,022
El Paso Corp.	694,116	13,569,968
Exxon Mobil Corp.	5,299,126	470,350,428
Williams Companies, Inc.	579,454	22,042,430
		853,899,763
TOTAL ENERGY		1,077,484,619
FINANCIALS - 15.2%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	1,130,509	50,341,566
Goldman Sachs Group, Inc.	391,352	69,038,406
Lehman Brothers Holdings, Inc. (d)	525,540	19,345,127
Merrill Lynch & Co., Inc.	962,306	42,264,480
Morgan Stanley	1,094,079	48,391,114
		229,380,693
Commercial Banks - 2.9%
Regions Financial Corp.	687,002	12,242,376
U.S. Bancorp, Delaware	1,713,287	56,863,996
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	2,107,579	$ 50,160,380
Wells Fargo & Co.	3,265,441	90,028,208
		209,294,960
Consumer Finance - 1.0%
American Express Co.	1,145,089	53,074,875
Capital One Financial Corp.	369,435	17,777,212
		70,852,087
Diversified Financial Services - 6.0%
Bank of America Corp.	4,399,967	149,642,878
Citigroup, Inc.	5,156,787	112,882,067
JPMorgan Chase & Co.	3,390,238	145,780,234
NYSE Euronext	262,479	16,777,658
		425,082,837
Insurance - 2.1%
Allstate Corp.	555,089	28,276,234
American International Group, Inc.	2,667,765	96,039,540
Hartford Financial Services Group, Inc.	311,024	22,104,476
		146,420,250
TOTAL FINANCIALS		1,081,030,827
HEALTH CARE - 10.6%
Biotechnology - 0.7%
Amgen, Inc. (a)	1,077,280	47,432,638
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	628,389	38,394,568
Covidien Ltd.	494,003	24,744,610
Medtronic, Inc.	1,112,343	56,362,420
		119,501,598
Health Care Providers & Services - 0.7%
CIGNA Corp.	277,421	11,263,293
UnitedHealth Group, Inc.	1,239,477	42,402,508
		53,665,801
Pharmaceuticals - 7.5%
Abbott Laboratories	1,531,032	86,273,653
Bristol-Myers Squibb Co.	1,960,556	44,681,071
Johnson & Johnson	2,805,653	187,249,281
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,144,691	$ 83,557,161
Pfizer, Inc.	6,696,665	129,647,434
		531,408,600
TOTAL HEALTH CARE		752,008,637
INDUSTRIALS - 11.6%
Aerospace & Defense - 3.4%
General Dynamics Corp.	398,398	36,712,376
Honeywell International, Inc.	737,302	43,957,945
Raytheon Co.	422,329	26,969,930
The Boeing Co.	757,556	62,702,910
United Technologies Corp.	972,179	69,063,596
		239,406,757
Air Freight & Logistics - 1.4%
FedEx Corp.	306,522	28,111,133
United Parcel Service, Inc. Class B	1,024,522	72,761,552
		100,872,685
Industrial Conglomerates - 5.3%
3M Co.	700,931	54,364,208
General Electric Co.	9,890,665	303,841,229
Tyco International Ltd.	480,346	21,706,836
		379,912,273
Machinery - 0.7%
Caterpillar, Inc.	618,049	51,075,569
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	293,156	33,141,286
Norfolk Southern Corp.	372,753	25,116,097
		58,257,383
TOTAL INDUSTRIALS		829,524,667
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	5,904,284	157,762,468
Computers & Peripherals - 7.6%
Apple, Inc. (a)	870,514	164,309,518
Dell, Inc. (a)	2,022,868	46,647,336
EMC Corp. (a)	2,080,585	36,285,402
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	2,441,843	$ 114,913,132
International Business Machines Corp.	1,371,161	177,469,368
		539,624,756
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	229,694	134,554,745
Office Electronics - 0.2%
Xerox Corp.	908,838	12,342,020
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	5,732,934	132,889,410
Texas Instruments, Inc.	1,313,700	42,668,976
		175,558,386
Software - 4.4%
Microsoft Corp.	7,927,853	224,516,797
Oracle Corp. (a)	3,917,543	89,476,682
		313,993,479
TOTAL INFORMATION TECHNOLOGY		1,333,835,854
MATERIALS - 1.9%
Chemicals - 1.1%
Dow Chemical Co.	930,667	37,598,947
E.I. du Pont de Nemours & Co.	890,789	42,677,701
		80,276,648
Metals & Mining - 0.5%
Alcoa, Inc.	806,623	32,740,828
Paper & Forest Products - 0.3%
International Paper Co.	423,692	11,532,896
Weyerhaeuser Co.	207,560	12,937,215
		24,470,111
TOTAL MATERIALS		137,487,587
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	5,978,301	238,534,210
Verizon Communications, Inc.	2,843,640	109,394,831
		347,929,041
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	2,821,839	$ 26,412,413
TOTAL TELECOMMUNICATION SERVICES		374,341,454
UTILITIES - 1.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	396,618	16,788,840
Entergy Corp.	189,354	22,868,283
Exelon Corp.	654,929	57,633,752
Southern Co.	757,437	27,419,219
		124,710,094
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	662,890	12,913,097
TOTAL UTILITIES		137,623,191
TOTAL COMMON STOCKS (Cost $7,644,887,545)		7,074,312,548
Investment Companies - 0.4%

iShares S&P 100 Index ETF (Cost $29,692,130)	450,795	29,035,706
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.25% 6/26/08 (e) (Cost $1,495,260)	$ 1,500,000	1,498,035
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	10,795,118	$ 10,795,118
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	24,017,000	24,017,000
TOTAL MONEY MARKET FUNDS (Cost $34,812,118)		34,812,118
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,710,887,053)		7,139,658,407
NET OTHER ASSETS - (0.2)%		(10,696,867)
NET ASSETS - 100%		$ 7,128,961,540
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 S&P 500 E-Mini Index Contracts	June 2008	$ 490,210	$ 7,503
72 S&P 500 Index Contracts	June 2008	25,210,800	148,364
TOTAL EQUITY INDEX CONTRACTS		$ 25,701,010	$ 155,867

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,498,035.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 458,194
Fidelity Securities Lending Cash Central Fund	28,131
Total	$ 486,325
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,139,658,407	$ 7,138,160,372	$ 1,498,035	$ -
Other Financial Instruments*	$ 155,867	$ 155,867	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information
At November 30, 2007, the fund had a capital loss carryforward of approximately $2,126,258 all of which will expire on November 30, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,121,000) - See accompanying schedule: Unaffiliated issuers (cost $7,676,074,935)	$ 7,104,846,289
Fidelity Central Funds (cost $34,812,118)	34,812,118
Total Investments (cost $7,710,887,053)		$ 7,139,658,407
Receivable for fund shares sold		3,567
Dividends receivable		17,014,052
Distributions receivable from Fidelity Central Funds		34,664
Receivable for daily variation on futures contracts		52,565
Other receivables		348
Total assets		7,156,763,603

Liabilities
Payable for investments purchased	$ 2,588,565
Payable for fund shares redeemed	601
Accrued management fee	1,195,897
Collateral on securities loaned, at value	24,017,000
Total liabilities		27,802,063

Net Assets		$ 7,128,961,540
Net Assets consist of:
Paid in capital		$ 7,659,935,804
Undistributed net investment income		60,605,760
Accumulated undistributed net realized gain (loss) on investments		(20,507,245)
Net unrealized appreciation (depreciation) on investments		(571,072,779)
Net Assets, for 714,933,098 shares outstanding		$ 7,128,961,540
Net Asset Value, offering price and redemption price per share ($7,128,961,540 ÷ 714,933,098 shares)		$ 9.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 82,160,823
Interest		15,549
Income from Fidelity Central Funds		486,325
Total income		82,662,697

Expenses
Management fee	$ 6,839,258
Independent trustees' compensation	14,363
Interest	3,564
Miscellaneous	1,663
Total expenses before reductions	6,858,848
Expense reductions	(252,119)	6,606,729
Net investment income (loss)		76,055,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,915,346)
Futures contracts	(1,121,968)
Total net realized gain (loss)		(17,037,314)
Change in net unrealized appreciation (depreciation) on: Investment securities	(484,990,395)
Futures contracts	151,634
Total change in net unrealized appreciation (depreciation)		(484,838,761)
Net gain (loss)		(501,876,075)
Net increase (decrease) in net assets resulting from operations		$ (425,820,107)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	For the period March 29, 2007 (commencement of operations) to November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,055,968	$ 51,516,164
Net realized gain (loss)	(17,037,314)	(3,469,932)
Change in net unrealized appreciation (depreciation)	(484,838,761)	(86,234,018)
Net increase (decrease) in net assets resulting from operations	(425,820,107)	(38,187,786)
Distributions to shareholders from net investment income	(66,458,057)	-
Affiliated share transactions Contributions in-kind	-	4,756,907,059
Proceeds from sales of shares	1,163,510,865	1,813,136,208
Reinvestment of distributions	66,458,057	-
Cost of shares redeemed	(9,491,731)	(131,092,968)
Net increase (decrease) in net assets resulting from share transactions	1,220,477,191	6,438,950,299
Total increase (decrease) in net assets	728,199,027	6,400,762,513

Net Assets
Beginning of period	6,400,762,513	-
End of period (including undistributed net investment income of $60,605,760 and undistributed net investment income of $51,516,164, respectively)	$ 7,128,961,540	$ 6,400,762,513
Other Information Shares
Issued for in-kind contribution	-	435,614,200
Sold	116,247,717	169,724,959
Issued in reinvestment of distributions	6,263,719	-
Redeemed	(962,943)	(11,954,554)
Net increase (decrease)	121,548,493	593,384,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Period ended November 30,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.15
Net realized and unrealized gain (loss)	(.82)	.64 G
Total from investment operations	(.71)	.79
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 9.97	$ 10.79
Total Return B, C	(6.64)%	7.90%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.19% A	.19% A
Net investment income (loss)	2.22% A	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,128,962	$ 6,400,763
Portfolio turnover rate F	3% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 29, 2007 (commencement of operations) to November 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity 100 Index Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 330,140,234
Unrealized depreciation	(905,381,838)
Net unrealized appreciation (depreciation)	$ (575,241,604)
Cost for federal income tax purposes	$ 7,714,900,011

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,326,454,939 and $116,903,960, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,765,800	2.38%	$ 3,564

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,663 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $28,131.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $252,119.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,727,587,776.19	95.875
Withheld	1,020,991,311.90	4.125
TOTAL	24,748,579,088.09	100.000
Dennis J. Dirks
Affirmative	23,825,239,061.03	96.269
Withheld	923,340,027.06	3.731
TOTAL	24,748,579,088.09	100.000
Edward C. Johnson 3d
Affirmative	23,651,709,495.75	95.568
Withheld	1,096,869,592.34	4.432
TOTAL	24,748,579,088.09	100.000
Alan J. Lacy
Affirmative	23,800,282,191.08	96.168
Withheld	948,296,897.01	3.832
TOTAL	24,748,579,088.09	100.000
Ned C. Lautenbach
Affirmative	23,793,631,497.85	96.141
Withheld	954,947,590.24	3.859
TOTAL	24,748,579,088.09	100.000
Joseph Mauriello
Affirmative	23,811,616,983.60	96.214
Withheld	936,962,104.49	3.786
TOTAL	24,748,579,088.09	100.000
Cornelia M. Small
Affirmative	23,802,118,377.97	96.176
Withheld	946,460,710.12	3.824
TOTAL	24,748,579,088.09	100.000
William S. Stavropoulos
Affirmative	23,739,468,362.04	95.923
Withheld	1,009,110,726.05	4.077
TOTAL	24,748,579,088.09	100.000
David M. Thomas
Affirmative	23,821,835,168.41	96.255
Withheld	926,743,919.68	3.745
TOTAL	24,748,579,088.09	100.000
Michael E. Wiley
Affirmative	23,809,071,367.86	96.204
Withheld	939,507,720.23	3.796
TOTAL	24,748,579,088.09	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Commonwealth Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	20,666,515,787.64	83.506
Against	2,780,145,204.68	11.233
Abstain	858,047,822.92	3.468
Broker Non-Votes	443,870,272.85	1.793
TOTAL	24,748,579,088.09	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

HUN-SANN-0708
1.842446.101

Fidelity®
Nasdaq Composite® Index
Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market®, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Mangement, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 952.00	$ 1.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.25	$ 1.77

* Expenses are equal to the Fund's annualized expense ratio of .35%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.0	7.6
Apple, Inc.	4.4	3.9
Cisco Systems, Inc.	4.2	4.1
Google, Inc. Class A (sub. vtg.)	3.7	3.9
Intel Corp.	3.6	3.7
Oracle Corp.	3.1	2.5
QUALCOMM, Inc.	2.1	1.7
Research In Motion Ltd.	2.1	1.6
Gilead Sciences, Inc.	1.4	1.1
Amgen, Inc.	1.3	1.5
	32.9
Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.6	50.0
Health Care	12.7	12.9
Consumer Discretionary	12.0	11.8
Financials	8.5	8.7
Industrials	6.8	6.1
Energy	1.9	1.4
Consumer Staples	1.8	1.7
Telecommunication Services	1.4	1.4
Materials	1.4	1.1
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,433	$ 32,085
Amerigon, Inc. (a)	1,196	14,854
Amerityre Corp. (a)	1,121	1,917
Ballard Power Systems, Inc. (a)(d)	6,442	27,572
China Automotive Systems, Inc. (a)(d)	1,032	6,708
Dorman Products, Inc. (a)	807	7,667
Exide Technologies (a)	3,641	60,040
Federal-Mogul Corp. Class A (a)	4,700	93,906
Fuel Systems Solutions, Inc. (a)	1,271	35,435
Gentex Corp.	7,060	123,974
Hayes Lemmerz International, Inc. (a)	5,313	20,827
Noble International Ltd.	1,804	10,265
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	8,626	20,961
Shiloh Industries, Inc.	545	5,406
SORL Auto Parts, Inc. (a)	874	5,463
Spartan Motors, Inc.	1,387	12,525
Strattec Security Corp.	130	4,901
Wonder Auto Technology, Inc. (a)	1,356	11,553
		496,059
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,471	43,860
Distributors - 0.1%
Aristotle Corp. (a)	920	9,991
Audiovox Corp. Class A (a)	723	7,707
Core-Mark Holding Co., Inc. (a)	492	14,288
DXP Enterprises, Inc. (a)	498	20,488
LKQ Corp. (a)	6,946	153,923
Source Interlink Companies, Inc. (a)	1,744	2,075
		208,472
Diversified Consumer Services - 0.6%
American Public Education, Inc.	799	29,635
Apollo Group, Inc. Class A (non-vtg.) (a)	8,283	395,845
Capella Education Co. (a)	785	50,954
Career Education Corp. (a)	4,714	86,219
ChinaCast Education Corp. (a)	1,990	8,617
Coinstar, Inc. (a)	1,511	57,569
Collectors Universe, Inc.	648	6,169
Corinthian Colleges, Inc. (a)	4,017	51,418
INVESTools, Inc. (a)	3,127	25,079
Lincoln Educational Services Corp. (a)	1,134	14,084
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	1,558	$ 74,176
Princeton Review, Inc. (a)	1,476	11,336
Steiner Leisure Ltd. (a)	790	30,541
Stewart Enterprises, Inc. Class A	5,477	37,791
Strayer Education, Inc.	735	146,927
		1,026,360
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	1,210	12,100
Ambassadors Group, Inc.	1,175	21,808
Ambassadors International, Inc.	433	2,741
Ameristar Casinos, Inc.	2,594	46,225
Benihana, Inc. (a)	188	1,694
Benihana, Inc. Class A (sub. vtg.)	376	3,361
BJ's Restaurants, Inc. (a)	1,300	16,666
Bob Evans Farms, Inc.	1,788	52,049
Buffalo Wild Wings, Inc. (a)	820	27,019
California Pizza Kitchen, Inc. (a)	1,536	21,366
Caribou Coffee Co., Inc. (a)	738	1,579
Carrols Restaurant Group, Inc. (a)	1,153	8,002
CBRL Group, Inc.	1,025	30,186
Century Casinos, Inc. (a)	1,085	4,340
Churchill Downs, Inc.	794	33,936
Cosi, Inc. (a)	1,604	4,876
Ctrip.com International Ltd. sponsored ADR	3,264	190,552
Denny's Corp. (a)	5,557	22,561
Einstein Noah Restaurant Group, Inc. (a)	785	11,021
eLong, Inc. sponsored ADR (a)	893	7,224
Empire Resorts, Inc. (a)	1,916	7,262
Famous Dave's of America, Inc. (a)	251	2,282
FortuNet, Inc. (a)	463	2,922
Gaming Partners International Corp. (a)	597	3,540
Great Wolf Resorts, Inc. (a)	2,070	14,387
Home Inns & Hotels Management, Inc. sponsored ADR (a)	999	24,545
International Speedway Corp. Class A	1,631	72,384
Isle of Capri Casinos, Inc. (a)	1,679	11,501
Jamba, Inc. (a)(d)	2,400	5,568
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	1,171
McCormick & Schmick's Seafood Restaurants (a)	992	9,444
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	6,275	74,610
Monarch Casino & Resort, Inc. (a)	1,053	14,584
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Morgans Hotel Group Co. (a)	1,579	$ 20,322
MTR Gaming Group, Inc. (a)	1,922	10,379
Multimedia Games, Inc. (a)	948	5,157
O'Charleys, Inc.	1,573	17,460
P.F. Chang's China Bistro, Inc. (a)	1,244	33,066
Panera Bread Co. Class A (a)(d)	1,515	78,689
Papa John's International, Inc. (a)	1,318	38,789
Peet's Coffee & Tea, Inc. (a)	587	13,712
Penn National Gaming, Inc. (a)	4,222	195,985
PokerTek, Inc. (a)	568	1,477
Premier Exhibitions, Inc. (a)	1,302	6,432
Progressive Gaming International Corp. (a)	2,416	3,503
Red Robin Gourmet Burgers, Inc. (a)	848	28,501
Rick's Cabaret International, Inc. (a)	524	11,287
Ruth's Chris Steak House, Inc. (a)	1,086	7,667
Scientific Games Corp. Class A (a)	4,831	156,186
Shuffle Master, Inc. (a)	1,631	10,177
Sonic Corp. (a)	3,025	58,020
Starbucks Corp. (a)	36,047	655,695
Texas Roadhouse, Inc. Class A (a)	4,148	45,752
The Cheesecake Factory, Inc. (a)(d)	3,462	69,344
Town Sports International Holdings, Inc. (a)	1,521	12,670
Trump Entertainment Resorts, Inc. (a)	1,128	3,948
Wynn Resorts Ltd.	5,641	564,269
Youbet.com, Inc. (a)	1,585	2,346
		2,814,339
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	364	12,620
Bassett Furniture Industries, Inc.	931	11,163
California Coastal Communities, Inc. (a)	409	1,869
Cavco Industries, Inc. (a)	270	10,349
Comstock Homebuilding Companies, Inc. Class A (a)	390	246
Craftmade International, Inc.	649	4,231
Directed Electronics, Inc. (a)	1,014	1,562
Dixie Group, Inc. (a)	767	5,599
Flexsteel Industries, Inc.	620	7,130
Garmin Ltd. (d)	10,698	520,458
Helen of Troy Ltd. (a)	1,261	22,534
Hooker Furniture Corp.	696	14,045
iRobot Corp. (a)(d)	1,378	19,320
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lifetime Brands, Inc.	536	$ 3,757
Makita Corp. sponsored ADR	115	4,850
Palm Harbor Homes, Inc. (a)(d)	1,659	12,559
Stanley Furniture Co., Inc.	624	7,401
Syntax-Brillian Corp. (a)(d)	3,343	2,674
Universal Electronics, Inc. (a)	813	20,666
		683,033
Internet & Catalog Retail - 1.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	14,465
Amazon.com, Inc. (a)	20,601	1,681,454
Blue Nile, Inc. (a)	783	41,742
Celebrate Express, Inc.	802	2,390
dELiA*s, Inc. (a)	2,226	5,676
Drugstore.com, Inc. (a)	4,018	8,719
Expedia, Inc. (a)	12,971	314,547
Gaiam, Inc. Class A (a)	839	13,013
GSI Commerce, Inc. (a)	2,134	30,922
Hollywood Media Corp. (a)	1,921	4,610
IAC/InterActiveCorp (a)	12,427	280,229
Liberty Media Corp. - Interactive Series A (a)	28,508	484,351
Netflix, Inc. (a)(d)	2,987	90,685
NutriSystem, Inc. (d)	1,659	34,043
Overstock.com, Inc. (a)(d)	1,236	31,234
PC Mall, Inc. (a)	507	6,561
PetMed Express, Inc. (a)	1,380	19,251
Priceline.com, Inc. (a)	1,897	255,203
Shutterfly, Inc. (a)	1,217	17,537
Stamps.com, Inc. (a)	989	14,439
US Auto Parts Network, Inc. (a)	1,277	4,738
ValueVision Media, Inc. Class A (a)	2,128	9,384
		3,365,193
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	4,801
Escalade, Inc.	749	4,681
Gametech International, Inc. (a)	660	3,445
JAKKS Pacific, Inc. (a)	1,599	37,736
Johnson Outdoors, Inc. Class A	771	11,997
Pool Corp. (d)	2,846	58,656
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	868	$ 16,761
Smith & Wesson Holding Corp. (a)(d)	1,759	10,149
		148,226
Media - 4.9%
ACME Communications, Inc. (a)	1,400	2,100
AirMedia Group, Inc. ADR	700	12,264
Alloy, Inc. (a)	494	4,248
Beasley Broadcast Group, Inc. Class A	689	3,238
Carmike Cinemas, Inc.	861	7,146
Central European Media Enterprises Ltd. Class A (a)	1,741	185,208
Charter Communications, Inc. Class A (a)	20,245	32,190
CKX, Inc. (a)	5,457	57,680
Comcast Corp.:
Class A	101,095	2,274,638
Class A (special) (non-vtg.)	46,672	1,040,319
Crown Media Holdings, Inc. Class A (a)(d)	3,856	19,357
CTC Media, Inc. (a)	7,504	207,711
Cumulus Media, Inc. Class A (a)(d)	2,009	10,547
DG FastChannel, Inc. (a)	697	13,689
Discovery Holding Co. Class A (a)	13,287	347,987
DISH Network Corp. Class A (a)	10,423	365,952
Emmis Communications Corp. Class A (a)	2,486	7,383
Entertainment Distribution Co., Inc. (a)	1,379	621
Fisher Communications, Inc. (a)	394	13,837
Focus Media Holding Ltd. ADR (a)	5,721	230,499
Global Sources Ltd. (d)	2,296	34,670
Global Traffic Network, Inc. (a)	1,198	11,884
Harris Interactive, Inc. (a)	4,199	7,978
IMAX Corp. (a)	2,532	18,306
Knology, Inc. (a)	2,008	29,779
Lakes Entertainment, Inc. (a)	1,385	7,714
Lamar Advertising Co. Class A (a)	3,763	157,482
Liberty Global, Inc.:
Class A (a)	8,062	289,023
Class B (a)	234	7,584
Class C (a)	8,120	274,294
Liberty Media Corp.:
- Capital Series A (a)	7,355	109,001
- Entertainment Class A (a)	24,670	666,090
LodgeNet Entertainment Corp. (a)	1,154	7,513
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	$ 12,268
Mediacom Communications Corp. Class A (a)	4,611	28,634
Morningstar, Inc. (a)	2,209	156,729
National CineMedia, Inc.	2,584	51,422
Navarre Corp. (a)	871	1,542
Net Servicos de Comunicacao SA sponsored ADR	719	10,325
New Frontier Media, Inc.	1,084	5,518
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	6,705
Outdoor Channel Holdings, Inc. (a)	1,940	15,345
Private Media Group, Inc. (a)	2,365	4,233
Radio One, Inc.:
Class A (a)	1,033	1,147
Class D (non-vtg.) (a)	3,233	3,783
RCN Corp.	1,801	21,810
Regent Communication, Inc. (a)	1,974	1,935
Rentrak Corp. (a)	552	7,700
RRSat Global Communications Network Ltd.	1,101	13,586
Salem Communications Corp. Class A	1,009	2,492
Scholastic Corp. (a)	2,074	64,501
Sinclair Broadcast Group, Inc. Class A	3,537	31,727
Sirius Satellite Radio, Inc. (a)(d)	76,984	194,000
Spanish Broadcasting System, Inc. Class A (a)	1,167	1,645
The DIRECTV Group, Inc. (a)	56,167	1,578,293
Thomson Reuters PLC ADR	113	21,930
Value Line, Inc.	658	26,024
Virgin Media, Inc.	17,020	267,044
WorldSpace, Inc. Class A (a)(d)	3,301	5,315
WPP Group PLC sponsored ADR	774	46,943
WPT Enterprises, Inc. (a)	792	911
Xinhua Finance Media Ltd. sponsored ADR (a)	1,611	4,769
XM Satellite Radio Holdings, Inc. Class A (a)	14,990	159,344
Young Broadcasting, Inc. Class A (a)	630	113
		9,205,665
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,799	177,083
Fred's, Inc. Class A	2,231	27,999
Sears Holdings Corp. (a)(d)	6,576	557,119
The Bon-Ton Stores, Inc. (d)	647	4,309
Tuesday Morning Corp. (a)	2,430	12,587
		779,097
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.5%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	$ 8,989
America's Car Mart, Inc. (a)	568	9,366
bebe Stores, Inc.	5,026	57,447
Bed Bath & Beyond, Inc. (a)	12,910	411,313
Big 5 Sporting Goods Corp.	1,019	9,161
Books-A-Million, Inc.	669	5,024
Cache, Inc. (a)	659	8,363
Casual Male Retail Group, Inc. (a)	1,489	6,090
Charlotte Russe Holding, Inc. (a)	1,047	19,642
Charming Shoppes, Inc. (a)	6,447	37,457
Citi Trends, Inc. (a)	548	12,166
Coldwater Creek, Inc. (a)	3,878	25,362
Conn's, Inc. (a)(d)	1,365	23,574
Cost Plus, Inc. (a)	788	2,545
Dress Barn, Inc. (a)	3,101	47,972
Eddie Bauer Holdings, Inc. (a)	2,883	13,319
Finish Line, Inc. Class A	2,102	16,669
Finlay Enterprises, Inc. (a)	1,535	1,113
Gander Mountain Co. (a)(d)	416	1,747
Golfsmith International Holdings, Inc. (a)	629	1,352
Gymboree Corp. (a)	1,359	62,704
Hastings Entertainment, Inc. (a)	1,374	11,500
Hibbett Sports, Inc. (a)	1,530	32,161
Hot Topic, Inc. (a)	2,522	13,241
Jos. A. Bank Clothiers, Inc. (a)(d)	819	22,277
Kirkland's, Inc. (a)	622	1,679
Monro Muffler Brake, Inc.	1,453	26,924
Mothers Work, Inc. (a)	235	2,858
NexCen Brands, Inc. (a)	2,467	1,628
O'Reilly Automotive, Inc. (a)	5,748	150,310
Pacific Sunwear of California, Inc. (a)	3,244	30,818
PetSmart, Inc.	6,570	154,001
Pomeroy IT Solutions, Inc. (a)	627	3,756
Rent-A-Center, Inc. (a)	3,348	70,241
Restoration Hardware, Inc. (a)	2,754	10,906
Ross Stores, Inc.	6,437	235,723
Select Comfort Corp. (a)	1,965	5,797
Shoe Carnival, Inc. (a)	605	8,833
Staples, Inc.	34,244	803,022
Stein Mart, Inc.	1,819	10,496
The Children's Place Retail Stores, Inc. (a)	1,408	48,463
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Walking Co. Holdings, Inc. (a)	428	$ 2,140
Tractor Supply Co. (a)	1,767	60,378
Trans World Entertainment Corp. (a)	1,445	3,887
Ulta Salon, Cosmetics & Fragrance, Inc.	2,500	35,650
Urban Outfitters, Inc. (a)	8,232	264,988
West Marine, Inc. (a)	829	3,731
Wet Seal, Inc. Class A (a)	6,184	27,704
Wilsons Leather Experts, Inc. (a)	2,802	392
Winmark Corp. (a)	446	7,694
Zumiez, Inc. (a)	1,415	29,658
		2,862,231
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	1,139	3,679
Blue Holdings, Inc. (a)	1,683	791
Charles & Colvard Ltd.	833	1,116
Cherokee, Inc.	583	15,875
Columbia Sportswear Co.	1,689	74,012
Crocs, Inc. (a)(d)	4,149	42,361
Deckers Outdoor Corp. (a)	635	86,817
FGX International Ltd.	888	9,155
Fossil, Inc. (a)	3,243	102,836
Fuqi International, Inc.	1,433	16,164
G-III Apparel Group Ltd. (a)	1,569	26,030
Heelys, Inc. (a)(d)	1,200	5,268
Iconix Brand Group, Inc. (a)	3,086	44,747
K-Swiss, Inc. Class A	1,132	18,135
LJ International, Inc. (a)	1,100	3,960
Lululemon Athletica, Inc. (d)	2,300	73,577
Perry Ellis International, Inc. (a)	1,045	28,487
Rocky Brands, Inc. (a)	112	656
Steven Madden Ltd. (a)	1,179	24,158
Tandy Brands Accessories, Inc.	905	4,154
True Religion Apparel, Inc. (a)(d)	1,300	32,864
Volcom, Inc. (a)	1,084	27,458
Wacoal Holdings Corp. sponsored ADR	219	14,329
Weyco Group, Inc.	909	26,152
		682,781
TOTAL CONSUMER DISCRETIONARY		22,315,316
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,097	$ 149,642
Coca-Cola Bottling Co. Consolidated	420	21,722
Hansen Natural Corp. (a)(d)	4,476	139,830
Jones Soda Co. (a)(d)	1,719	4,813
MGP Ingredients, Inc.	535	3,959
National Beverage Corp.	2,629	19,744
		339,710
Food & Staples Retailing - 1.1%
Andersons, Inc.	798	33,803
Arden Group, Inc. Class A	165	19,355
Casey's General Stores, Inc.	2,191	47,961
Costco Wholesale Corp.	21,280	1,517,690
Ingles Markets, Inc. Class A	792	19,293
Nash-Finch Co.	673	25,736
Pricesmart, Inc.	1,592	37,476
Spartan Stores, Inc.	1,290	30,934
Susser Holdings Corp. (a)	716	8,506
The Pantry, Inc. (a)	1,114	13,591
United Natural Foods, Inc. (a)	2,084	44,327
Village Super Market, Inc. Class A	214	10,026
Whole Foods Market, Inc.	6,639	192,531
Winn-Dixie Stores, Inc. (a)	2,651	47,851
		2,049,080
Food Products - 0.3%
AgFeed Industries, Inc. (a)(d)	1,257	19,320
Alico, Inc.	403	16,092
Bridgford Foods Corp. (a)	433	2,888
Cal-Maine Foods, Inc. (d)	1,338	41,746
Calavo Growers, Inc.	1,103	16,170
Cresud S.A.C.I.F. y A. sponsored ADR	2,720	39,522
Diamond Foods, Inc.	1,078	22,099
Farmer Brothers Co.	1,034	24,661
Green Mountain Coffee Roasters, Inc. (a)	1,176	50,756
Griffin Land & Nurseries, Inc.	256	8,904
Hain Celestial Group, Inc. (a)	1,938	55,756
Imperial Sugar Co.	582	8,439
J&J Snack Foods Corp.	1,122	32,594
John B. Sanfilippo & Son, Inc. (a)	308	2,858
Lancaster Colony Corp.	1,284	42,077
Lance, Inc.	1,683	35,192
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lifeway Foods, Inc. (a)	1,041	$ 13,460
Origin Agritech Ltd. (a)(d)	627	3,969
Sanderson Farms, Inc.	1,101	54,973
Smart Balance, Inc. (a)	3,265	27,034
SunOpta, Inc. (a)	2,745	18,172
Synutra International, Inc. (a)(d)	2,607	85,536
Zhongpin, Inc. (a)	1,200	13,800
		636,018
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,189	9,512
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,163	31,056
WD-40 Co.	1,101	38,139
		78,707
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	4,373	87,722
Chattem, Inc. (a)	971	60,406
Elizabeth Arden, Inc. (a)	1,487	22,320
Inter Parfums, Inc.	1,235	31,085
Mannatech, Inc. (d)	1,708	10,795
Nutraceutical International Corp. (a)	1,319	17,450
Parlux Fragrances, Inc. (a)	684	2,305
Physicians Formula Holdings, Inc. (a)	1,230	12,325
Reliv International, Inc.	923	5,372
USANA Health Sciences, Inc. (a)(d)	763	19,418
		269,198
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	7,545
TOTAL CONSUMER STAPLES		3,380,258
ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	1,918	49,734
Bronco Drilling Co., Inc. (a)	1,169	21,252
Dawson Geophysical Co. (a)	467	31,891
Exterran Partners LP	503	16,026
Global Industries Ltd. (a)	5,374	92,702
Gulf Island Fabrication, Inc.	823	34,056
Hercules Offshore, Inc. (a)	4,485	152,131
Lufkin Industries, Inc.	719	57,362
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	1,195	$ 28,811
Mitcham Industries, Inc. (a)	452	9,619
Omni Energy Services Corp. (a)	884	5,003
OYO Geospace Corp. (a)	311	17,547
Patterson-UTI Energy, Inc.	7,220	227,286
PHI, Inc. (non-vtg.) (a)	627	24,591
Superior Well Services, Inc. (a)	1,258	31,123
T-3 Energy Services, Inc. (a)	650	42,068
Tesco Corp. (a)	1,869	61,836
TGC Industries, Inc.	1,140	7,900
Trico Marine Services, Inc. (a)	800	30,712
Union Drilling, Inc. (a)	1,261	23,682
		965,332
Oil, Gas & Consumable Fuels - 1.4%
Alliance Holdings GP, LP	2,990	83,272
Alliance Resource Partners LP	1,734	79,348
APCO Argentina, Inc.	1,412	36,147
Approach Resources, Inc.	1,152	25,851
Atlas America, Inc.	1,964	134,789
ATP Oil & Gas Corp. (a)	1,833	78,177
BreitBurn Energy Partners LP	3,856	82,904
Brigham Exploration Co. (a)	2,496	36,367
Calumet Specialty Products Partners LP	793	12,569
Capital Product Partners LP	1,095	22,250
Carrizo Oil & Gas, Inc. (a)	1,458	97,628
Clayton Williams Energy, Inc. (a)	543	51,189
Clean Energy Fuels Corp. (d)	2,200	32,890
Copano Energy LLC	2,381	87,740
CREDO Petroleum Corp. (a)	469	7,588
Crosstex Energy LP	2,450	75,191
Crosstex Energy, Inc.	2,399	81,878
Dampskibsselskabet TORM AS sponsored ADR	138	4,579
Delta Petroleum Corp. (a)(d)	5,447	120,379
Dorchester Minerals LP	1,275	35,534
Double Eagle Petroleum Co. (a)	564	11,178
Eagle Rock Energy Partners LP	2,453	42,486
Edge Petroleum Corp. (a)	838	4,408
Energy XXI (Bermuda) Ltd. (a)(d)	4,808	33,896
EV Energy Partners LP	469	14,656
FX Energy, Inc. (a)	1,820	9,519
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Geomet, Inc. (a)	2,493	$ 20,542
Georesources, Inc. (a)	687	17,443
GMX Resources, Inc. (a)	754	36,396
Golar LNG Ltd. (NASDAQ)	3,452	63,413
Green Plains Renewable Energy, Inc. (a)	167	1,488
Gulfport Energy Corp. (a)	1,858	28,260
Hiland Holdings GP LP	929	25,037
Hiland Partners LP	290	14,497
Inergy Holdings LP	831	33,032
Inergy LP	2,393	67,267
Ivanhoe Energy, Inc. (a)	12,943	36,240
James River Coal Co. (a)	1,234	47,003
Knightsbridge Tankers Ltd. (d)	1,038	35,074
Legacy Reserves LP	1,546	35,604
Linn Energy LLC	6,196	140,463
Marine Petroleum Trust	475	16,578
Martin Midstream Partners LP	910	31,377
NGAS Resources, Inc. (a)	1,100	10,021
Pacific Ethanol, Inc. (a)(d)	1,754	6,209
Parallel Petroleum Corp. (a)	2,239	47,041
Petroleum Development Corp. (a)	897	61,983
PrimeEnergy Corp. (a)	116	7,307
Quest Resource Corp. (a)	2,097	23,298
Ram Energy Resources, Inc. (a)	5,042	29,042
Regency Energy Partners LP	1,848	49,914
Rex Energy Corp.	1,450	32,422
Rosetta Resources, Inc. (a)	2,757	74,246
Semgroup Energy Partners LP	1,438	39,171
StealthGas, Inc.	1,288	21,922
Syntroleum Corp. (a)	2,008	4,578
Targa Resources Partners LP	1,915	50,805
TC Pipelines LP	1,681	59,423
TEL Offshore Trust	435	12,741
Top Ships, Inc. (a)	1,897	16,883
Toreador Resources Corp. (a)	610	5,624
TransGlobe Energy Corp. (a)	2,800	14,486
TXCO Resources, Inc. (a)	1,800	19,926
Uranium Resources, Inc. (a)	2,300	10,235
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)(d)	2,561	$ 6,146
Warren Resources, Inc. (a)	3,124	42,236
		2,597,786
TOTAL ENERGY		3,563,118
FINANCIALS - 8.5%
Capital Markets - 2.5%
American Capital Strategies Ltd. (d)	9,462	302,784
American Physicians Service Group, Inc.	616	13,460
BGC Partners, Inc. Class A (a)	2,546	22,710
Broadpoint Securities Group, Inc. (a)	714	1,892
Calamos Asset Management, Inc. Class A	978	19,785
Capital Southwest Corp.	223	26,869
Charles Schwab Corp.	57,276	1,270,382
Cowen Group, Inc. (a)	832	6,606
Diamond Hill Investment Group, Inc. (a)	178	16,723
E*TRADE Financial Corp. (a)(d)	22,208	91,053
Epoch Holding Corp.	1,309	13,967
FBR Capital Markets Corp. (d)	3,144	16,129
FCStone Group, Inc. (a)	1,460	57,130
FirstCity Financial Corp. (a)	1,173	5,114
GFI Group, Inc.	5,532	65,499
Harris & Harris Group, Inc. (a)	1,045	8,329
International Assets Holding Corp. (a)	462	12,640
Knight Capital Group, Inc. Class A (a)	4,836	86,129
Northern Trust Corp.	10,917	829,692
optionsXpress Holdings, Inc.	3,106	70,941
Penson Worldwide, Inc. (a)	1,030	13,802
Prospect Capital Corp.	1,603	23,179
Sanders Morris Harris Group, Inc.	903	6,592
SEI Investments Co.	9,898	238,740
Siebert Financial Corp.	2,067	7,214
T. Rowe Price Group, Inc.	12,911	747,805
TD Ameritrade Holding Corp. (a)	29,482	533,919
Thomas Weisel Partners Group, Inc. (a)	1,112	7,584
TradeStation Group, Inc. (a)	2,552	26,873
U.S. Global Investments, Inc. Class A	870	13,137
		4,556,679
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.1%
1st Source Corp.	1,276	$ 27,868
Alliance Financial Corp.	376	8,889
Amcore Financial, Inc.	1,053	10,319
American National Bankshares, Inc.	549	9,750
American River Bankshares	652	9,011
AmericanWest Bancorp	569	1,906
Ameris Bancorp	898	12,464
AmeriServ Financial, Inc. (a)	1,045	3,125
Ames National Corp.	710	15,620
Appalachian Bancshares, Inc. (a)	419	3,595
Arrow Financial Corp.	826	18,585
Associated Banc-Corp.	5,764	157,415
BancFirst Corp.	679	29,489
Bancorp Rhode Island, Inc.	616	20,476
Bancorp, Inc., Delaware (a)	516	5,495
BancTrust Financial Group, Inc.	1,124	11,307
Bank of Florida Corp. (a)	413	4,130
Bank of Granite Corp.	972	9,885
Bank of Marin Bancorp	303	8,669
Bank of the Ozarks, Inc.	708	17,254
Banner Corp.	703	12,788
BNC Bancorp	475	6,531
BOK Financial Corp.	3,198	186,220
Boston Private Financial Holdings, Inc.	1,870	15,764
Bridge Capital Holdings (a)	707	10,464
Bryn Mawr Bank Corp.	302	6,357
Cadence Financial Corp.	596	8,290
Capital Bank Corp.	729	7,589
Capital City Bank Group, Inc. (d)	991	26,519
Capital Corp. of the West	663	3,865
Cardinal Financial Corp.	1,972	16,939
Cascade Bancorp (d)	1,338	11,734
Cascade Financial Corp.	1,011	9,099
Cathay General Bancorp	2,260	34,759
Center Bancorp, Inc.	578	5,589
Center Financial Corp., California	793	7,422
Centerstate Banks of Florida, Inc.	583	8,168
Century Bancorp, Inc. Class A (non-vtg.)	318	5,835
Chemical Financial Corp.	1,087	26,523
Chicopee Bancorp, Inc. (a)	265	3,530
Citizens & Northern Corp.	300	5,865
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens Banking Corp., Michigan	4,243	$ 23,506
City Bank Lynnwood, Washington	1,023	14,813
City Holding Co.	826	35,535
CNB Financial Corp., Pennsylvania	587	8,359
CoBiz, Inc.	1,170	12,379
Colony Bankcorp, Inc.	217	2,452
Columbia Bancorp, Oregon	853	9,733
Columbia Banking Systems, Inc.	1,024	27,372
Commerce Bancshares, Inc.	3,520	154,598
Commonwealth Bankshares, Inc.	311	4,587
Community Bancorp (a)	420	3,356
Community Trust Bancorp, Inc.	692	21,203
Community Valley Bancorp	207	1,805
CVB Financial Corp.	4,185	44,361
Dearborn Bancorp, Inc. (a)	465	2,813
Eagle Bancorp, Inc., Maryland	530	5,920
East West Bancorp, Inc.	3,240	42,898
Eastern Virgina Bankshares, Inc.	469	7,903
Enterprise Financial Services Corp.	830	16,642
EuroBancshares, Inc. (a)	1,284	7,139
Fidelity Southern Corp.	442	2,864
Fifth Third Bancorp	26,250	490,875
Financial Institutions, Inc.	425	7,824
First Bancorp, North Carolina	705	11,851
First Charter Corp. (d)	1,647	50,695
First Citizen Bancshares, Inc.	431	68,719
First Community Bancshares, Inc.	757	25,730
First Financial Bancorp, Ohio	2,353	26,801
First Financial Bankshares, Inc.	1,100	50,380
First Financial Corp., Indiana	705	23,089
First M&F Corp.	312	4,362
First Mariner Bancorp, Inc. (a)	782	3,144
First Merchants Corp.	857	21,211
First Midwest Bancorp, Inc., Delaware	2,192	57,211
First of Long Island Corp.	572	11,995
First Regional Bancorp (a)	783	8,355
First Security Group, Inc.	566	4,437
First South Bancorp, Inc., Virginia (d)	1,134	21,841
First State Bancorp.	1,395	10,811
First United Corp.	493	9,160
Firstbank Corp., Michigan	489	6,161
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	4,054	$ 81,931
FNB Corp., North Carolina	602	6,056
Frontier Financial Corp., Washington (d)	1,997	29,356
Fulton Financial Corp.	8,486	107,093
Gateway Financial Holdings, Inc.	1,104	10,963
German American Bancorp, Inc.	686	8,561
Glacier Bancorp, Inc.	2,530	52,472
Great Southern Bancorp, Inc.	844	9,748
Greater Community Bancorp	831	14,459
Green Bankshares, Inc.	795	15,399
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	14,215
Guaranty Bancorp (a)	2,883	17,269
Hampton Roads Bankshares, Inc.	1,260	14,805
Hancock Holding Co.	1,547	68,826
Hanmi Financial Corp.	2,206	14,118
Harleysville National Corp., Pennsylvania	1,666	22,591
Hawthorn Bancshares, Inc.	288	7,776
Heartland Financial USA, Inc.	917	21,458
Heritage Commerce Corp.	1,434	22,829
Heritage Financial Corp., Washington	369	6,188
Home Bancshares, Inc.	1,306	30,038
Horizon Financial Corp.	950	10,279
Huntington Bancshares, Inc.	18,720	166,795
IBERIABANK Corp.	597	31,486
Independent Bank Corp., Massachusetts	1,175	34,428
Independent Bank Corp., Michigan	1,341	8,059
Integra Bank Corp.	932	13,393
International Bancshares Corp.	3,351	84,914
Intervest Bancshares Corp. Class A	539	4,727
Investors Bancorp, Inc. (a)	5,338	76,280
Lakeland Bancorp, Inc.	1,703	25,102
Lakeland Financial Corp.	764	18,283
LNB Bancorp, Inc.	836	9,196
Macatawa Bank Corp.	639	5,745
MainSource Financial Group, Inc.	1,206	20,237
MB Financial, Inc.	1,710	48,684
MBT Financial Corp.	578	4,890
Mercantile Bank Corp.	476	4,003
Merchants Bancshares, Inc.	610	14,018
Metrocorp Bancshares, Inc.	399	5,127
Middleburg Financial Corp.	329	7,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Midwest Banc Holdings, Inc.	1,241	$ 10,896
Nara Bancorp, Inc.	1,677	21,331
National Bankshares, Inc.	287	5,109
National Penn Bancshares, Inc.	4,045	69,250
NBT Bancorp, Inc.	1,572	38,545
NewBridge Bancorp	1,464	13,542
Nexity Financial Corp. (a)	435	2,427
North Valley Bancorp	582	5,314
Northern States Financial Corp.	462	8,307
Northfield Bancorp, Inc. (a)	2,386	26,771
Northrim Bancorp, Inc.	360	6,750
Old Point Financial Corp.	453	7,869
Old Second Bancorp, Inc.	929	17,642
PAB Bankshares, Inc.	567	6,555
Pacific Capital Bancorp	2,273	45,324
Pacific Continental Corp.	508	7,584
Pacific Mercantile Bancorp	562	5,137
PacWest Bancorp	1,312	27,657
Patriot National Bancorp, Inc.	549	8,372
Penns Woods Bancorp, Inc.	361	10,978
Pennsylvania Communication Bancorp, Inc. (a)	500	13,430
Peoples Bancorp, Inc.	541	12,816
Pinnacle Financial Partners, Inc. (a)(d)	1,397	37,565
Popular, Inc. (d)	14,299	155,859
Preferred Bank, Los Angeles California	632	5,637
PremierWest Bancorp	784	6,735
PrivateBancorp, Inc. (d)	1,369	51,858
Prosperity Bancshares, Inc.	2,296	73,334
Provident Bankshares Corp.	1,647	15,745
Renasant Corp.	1,049	24,358
Republic Bancorp, Inc., Kentucky Class A	1,282	31,922
Republic First Bancorp, Inc.	530	2,470
Royal Bancshares of Pennsylvania, Inc. Class A	504	4,793
Rurban Financial Corp.	723	7,671
S&T Bancorp, Inc.	1,172	38,102
S.Y. Bancorp, Inc.	985	24,852
Sandy Spring Bancorp, Inc.	894	23,673
SCBT Financial Corp.	475	15,818
Seacoast Banking Corp., Florida (d)	1,020	10,965
Security Bank Corp., Georgia	948	5,214
Shore Bancshares, Inc.	285	6,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sierra Bancorp	727	$ 16,016
Signature Bank, New York (a)	1,519	43,352
Silver State Bancorp (a)	673	1,972
Simmons First National Corp. Class A	784	23,857
Smithtown Bancorp, Inc.	359	7,399
South Financial Group, Inc.	3,652	20,123
Southcoast Financial Corp.	534	7,679
Southern Community Financial Corp.	910	6,516
Southside Bancshares, Inc.	753	16,483
Southwest Bancorp, Inc., Oklahoma	811	13,755
State Bancorp, Inc., New York	646	9,012
StellarOne Corp.	1,399	24,175
Sterling Bancshares, Inc.	3,968	40,553
Sterling Financial Corp., Washington	3,024	26,853
Suffolk Bancorp	730	24,572
Summit Financial Group, Inc.	583	7,474
Sun Bancorp, Inc., New Jersey	1,317	14,408
Superior Bancorp	529	7,834
Susquehanna Bancshares, Inc., Pennsylvania	4,283	82,448
SVB Financial Group (a)	1,557	79,796
Taylor Capital Group, Inc.	670	8,610
Temecula Valley Bancorp, Inc. (d)	461	2,775
Tennessee Commerce Bancorp, Inc. (a)	494	7,736
Texas Capital Bancshares, Inc. (a)	1,454	26,346
The First Bancorp, Inc.	596	10,656
TIB Financial Corp.	776	4,974
Trico Bancshares	716	11,800
Trustmark Corp.	2,587	51,637
UCBH Holdings, Inc.	4,873	23,780
UMB Financial Corp.	1,932	100,792
Umpqua Holdings Corp. (d)	3,440	47,954
Union Bankshares Corp.	660	13,233
United Bankshares, Inc., West Virginia	2,148	60,982
United Community Banks, Inc., Georgia (d)	2,188	22,886
United Security Bancshares, Inc.	450	7,902
United Security Bancshares, California (d)	896	13,359
Univest Corp. of Pennsylvania	1,062	26,083
Vineyard National Bancorp (d)	1,503	4,554
Virginia Commerce Bancorp, Inc.	1,689	10,218
VIST Financial Corp.	512	8,586
Washington Banking Co., Oak Harbor	401	5,221
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Washington Trust Bancorp, Inc.	617	$ 14,604
WesBanco, Inc.	1,622	35,684
West Bancorp., Inc.	862	10,344
West Coast Bancorp, Oregon	948	10,968
Westamerica Bancorp.	1,361	75,536
Whitney Holding Corp.	3,087	70,137
Wilshire Bancorp, Inc.	1,594	14,234
Wintrust Financial Corp.	1,107	34,516
Yadkin Valley Financial Corp.	667	10,132
Zions Bancorp	5,129	221,009
		5,695,815
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	5,048
Class B	1,474	12,824
Cardtronics, Inc.	1,973	19,454
Cash Systems, Inc. (a)	2,445	929
CompuCredit Corp. (a)(d)	2,165	19,875
Consumer Portfolio Services, Inc. (a)	1,184	3,374
Credit Acceptance Corp. (a)(d)	1,418	37,024
Dollar Financial Corp. (a)	1,044	20,807
EZCORP, Inc. (non-vtg.) Class A (a)	2,261	28,556
First Cash Financial Services, Inc. (a)	1,531	23,562
MRU Holdings, Inc. (a)	1,159	3,234
Nicholas Financial, Inc. (a)	537	3,716
QC Holdings, Inc.	1,007	8,358
United Panam Financial Corp. (a)	805	2,987
World Acceptance Corp. (a)	779	34,447
		224,195
Diversified Financial Services - 0.4%
Ampal-American Israel Corp. Class A (a)	2,681	15,228
Asset Acceptance Capital Corp.	1,529	21,544
Asta Funding, Inc.	686	5,605
California First National Bancorp	627	5,957
Compass Diversified Holdings	1,811	24,811
Elron Electronic Industries Ltd. (a)	1,076	9,598
Encore Capital Group, Inc. (a)	1,859	19,650
Interactive Brokers Group, Inc.	2,082	67,811
MarketAxess Holdings, Inc. (a)	1,552	12,137
Marlin Business Services Corp. (a)	759	5,419
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Medallion Financial Corp.	876	$ 8,453
NewStar Financial, Inc. (a)	3,159	16,995
PICO Holdings, Inc. (a)	1,121	46,477
Portfolio Recovery Associates, Inc. (d)	701	28,804
Resource America, Inc. Class A	1,085	10,893
The NASDAQ Stock Market, Inc. (a)	9,963	349,004
		648,386
Insurance - 1.1%
21st Century Holding Co.	425	4,365
Affirmative Insurance Holdings, Inc.	860	6,674
Amcomp, Inc. (a)	816	9,049
American National Insurance Co.	1,298	143,130
American Physicians Capital, Inc.	634	28,860
Amerisafe, Inc. (a)	784	12,458
Amtrust Financial Services, Inc.	3,009	45,015
Arch Capital Group Ltd. (a)	3,300	232,188
Argo Group International Holdings, Ltd. (a)	1,578	60,895
Baldwin & Lyons, Inc. Class B	518	11,246
Brooke Corp.	617	697
CastlePoint Holdings Ltd.	1,600	17,264
Cincinnati Financial Corp.	7,892	276,378
CNinsure, Inc. ADR	855	13,372
CRM Holdings Ltd. (a)	727	2,515
Donegal Group, Inc. Class A	1,114	19,952
Eastern Insurance Holdings, Inc.	468	7,652
eHealth, Inc. (a)	1,376	34,304
EMC Insurance Group	882	24,722
Enstar Group Ltd. (a)	612	65,325
Erie Indemnity Co. Class A	2,554	130,739
FPIC Insurance Group, Inc. (a)	638	29,035
Greenlight Capital Re, Ltd.	1,407	27,732
Hallmark Financial Services, Inc. (a)	1,598	20,295
Harleysville Group, Inc.	1,578	61,558
Infinity Property & Casualty Corp.	878	35,401
IPC Holdings Ltd.	2,720	77,248
Kansas City Life Insurance Co.	582	30,572
Life Partners Holdings, Inc. (d)	521	11,436
Max Capital Group Ltd.	2,695	65,003
Mercer Insurance Group, Inc.	261	4,659
National Atlantic Holdings Corp. Class A (a)	731	4,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Interstate Corp.	862	$ 19,792
National Western Life Insurance Co. Class A	180	42,440
Navigators Group, Inc. (a)	727	36,706
Philadelphia Consolidated Holdings Corp. (a)	3,444	128,289
PMA Capital Corp. Class A (a)	1,857	18,533
Presidential Life Corp.	1,433	25,249
ProCentury Corp.	629	11,077
Quanta Capital Holdings Ltd. (a)	6,418	17,136
RAM Holdings Ltd. (a)	1,178	1,473
Safety Insurance Group, Inc.	717	27,719
SeaBright Insurance Holdings, Inc. (a)	1,184	18,139
Selective Insurance Group, Inc.	2,701	59,098
Specialty Underwriters' Alliance, Inc. (a)	776	3,694
State Auto Financial Corp.	1,844	50,802
Tower Group, Inc.	1,222	31,858
United America Indemnity Ltd. Class A (a)	1,087	15,838
United Fire & Casualty Co.	1,401	50,562
		2,072,574
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	882	15,902
Investors Real Estate Trust	4,086	42,740
Mission West Properties, Inc.	981	11,507
Monmouth Real Estate Investment Corp. Class A	1,800	12,690
Origen Financial, Inc.	1,905	2,858
		85,697
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	1,292	71,951
FirstService Corp. (sub. vtg.)	1,604	26,994
FX Real Estate & Entertainment, Inc. (a)	2,537	9,920
Housevalues, Inc. (a)	700	1,911
Meruelo Maddux Properties, Inc. (a)	4,020	11,256
Stratus Properties, Inc. (a)	335	8,874
Thomas Properties Group, Inc.	2,004	20,761
ZipRealty, Inc. (a)	624	3,001
		154,668
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	1,073	10,762
American Bancorp of New Jersey, Inc.	850	9,622
Anchor BanCorp Wisconsin, Inc.	960	13,469
Atlantic Coast Federal Corp.	668	5,818
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	2,925	$ 32,438
BankFinancial Corp.	1,166	17,362
BankUnited Financial Corp. Class A (d)	1,780	5,607
Beneficial Mutual Bancorp, Inc. (a)	4,923	56,811
Benjamin Franklin Bancorp, Inc.	462	6,237
Berkshire Bancorp, Inc.	927	14,183
Berkshire Hills Bancorp, Inc.	848	21,463
Beverly Hills Bancorp, Inc.	596	1,490
Brookline Bancorp, Inc., Delaware	2,646	26,592
Brooklyn Federal Bancorp, Inc.	773	10,397
Camco Financial Corp.	727	8,797
Capitol Federal Financial	3,446	141,286
CFS Bancorp, Inc.	485	6,926
Citizens First Bancorp, Inc., Delaware	345	2,556
Citizens South Banking Corp., Delaware	637	5,841
Clayton Holdings, Inc. (a)	1,314	7,739
Clifton Savings Bancorp, Inc.	1,352	13,777
Cooperative Bankshares, Inc.	391	3,324
Corus Bankshares, Inc. (d)	2,658	15,284
Dime Community Bancshares, Inc.	1,804	32,797
ESB Financial Corp.	1,247	13,455
First Busey Corp. (d)	1,609	29,316
First Defiance Financial Corp.	519	10,037
First Federal Bancshares of Arkansas, Inc.	569	7,130
First Financial Holdings, Inc.	912	22,873
First Financial Service Corp.	413	8,743
First Niagara Financial Group, Inc.	5,442	77,113
First PacTrust Bancorp, Inc.	595	9,502
First Place Financial Corp.	740	9,420
Flushing Financial Corp.	1,320	25,898
Fox Chase Bancorp, Inc. (a)	558	7,003
Franklin Bank Corp. (a)	1,290	1,316
Heritage Financial Group	814	10,110
HMN Financial, Inc.	448	7,437
Home Federal Bancorp, Inc.	1,753	20,510
Hudson City Bancorp, Inc.	25,694	457,353
K-Fed Bancorp	734	8,353
Kearny Financial Corp.	3,732	43,440
Legacy Bancorp, Inc.	898	12,123
LSB Corp.	631	10,033
MASSBANK Corp.	367	14,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MutualFirst Financial, Inc.	550	$ 5,610
NASB Financial, Inc.	336	8,585
Northeast Community Bancorp, Inc.	544	6,310
Northwest Bancorp, Inc.	2,315	56,787
OceanFirst Financial Corp.	1,038	21,310
Oritani Financial Corp. (a)	1,950	30,420
Pamrapo Bancorp, Inc.	666	9,997
Parkvale Financial Corp.	256	6,715
People's United Financial, Inc.	16,728	276,514
Provident Financial Holdings, Inc.	315	4,073
Provident New York Bancorp	2,528	32,889
Prudential Bancorp, Inc. of Pennsylvania	635	7,633
Pulaski Financial Corp.	484	5,493
PVF Capital Corp.	500	5,255
Riverview Bancorp, Inc.	1,020	9,098
Rockville Financial, Inc.	1,881	26,033
Roma Financial Corp.	1,827	27,076
Rome Bancorp, Inc.	1,067	12,484
Severn Bancorp, Inc.	677	5,118
SI Financial Group, Inc.	1,167	11,448
TFS Financial Corp.	16,447	204,436
TierOne Corp.	794	5,693
Timberland Bancorp, Inc.	250	2,745
Triad Guaranty, Inc. (a)	653	1,443
Trustco Bank Corp., New York (d)	4,338	38,001
United Community Financial Corp., Ohio	1,881	11,418
United Financial Bancorp, Inc.	942	11,521
United Western Bancorp, Inc.	373	6,438
ViewPoint Financial Group	1,624	26,293
Washington Federal, Inc.	3,950	88,441
Wauwatosa Holdings, Inc. (a)	2,022	26,428
Westfield Financial, Inc.	2,891	28,390
Willow Financial Bancorp, Inc.	911	8,755
WSFS Financial Corp.	244	12,432
		2,317,477
TOTAL FINANCIALS		15,755,491
HEALTH CARE - 12.7%
Biotechnology - 6.4%
3SBio, Inc. sponsored ADR (a)	740	8,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aastrom Biosciences, Inc. (a)	3,712	$ 1,451
Abraxis BioScience, Inc. (a)	1,895	123,061
Acadia Pharmaceuticals, Inc. (a)	2,336	20,557
Accentia Biopharmaceutical, Inc. (a)(d)	4,290	4,376
Achillion Pharmaceuticals, Inc. (a)	2,091	6,398
Acorda Therapeutics, Inc. (a)	1,590	34,280
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	5,640
Affymax, Inc. (a)	700	10,437
Alexion Pharmaceuticals, Inc. (a)	1,991	142,058
Alkermes, Inc. (a)	4,738	60,030
Allos Therapeutics, Inc. (a)	5,420	34,363
Alnylam Pharmaceuticals, Inc. (a)	2,094	60,475
Altus Pharmaceuticals, Inc. (a)	1,380	5,920
Amgen, Inc. (a)	53,531	2,356,970
Amicus Therapeutics, Inc. (d)	1,041	10,826
Amylin Pharmaceuticals, Inc. (a)	6,501	206,537
Anadys Pharmaceuticals, Inc. (a)	1,141	3,320
Antigenics, Inc. (a)(d)	2,149	4,964
Arena Pharmaceuticals, Inc. (a)	4,370	22,418
ARIAD Pharmaceuticals, Inc. (a)	5,143	13,269
ArQule, Inc. (a)	2,255	9,651
Array Biopharma, Inc. (a)	2,535	15,768
AVI BioPharma, Inc. (a)	1,700	2,380
Avigen, Inc. (a)	1,684	5,001
BELLUS Health, Inc. (a)(d)	2,029	3,308
BioCryst Pharmaceuticals, Inc. (a)	2,702	7,944
Biogen Idec, Inc. (a)	14,710	923,053
BioMarin Pharmaceutical, Inc. (a)	4,944	188,712
Bionovo, Inc. (a)	3,200	3,168
Biosante Pharmaceuticals, Inc. (a)	2,732	10,901
BioSphere Medical, Inc. (a)	611	2,145
Celgene Corp. (a)	21,458	1,305,934
Cell Genesys, Inc. (a)	4,799	16,988
Cell Therapeutics, Inc. (a)(d)	1,286	763
Cephalon, Inc. (a)	3,426	231,974
Cepheid, Inc. (a)	2,665	70,143
Combinatorx, Inc. (a)	3,329	12,151
Cougar Biotechnology, Inc. (a)	1,326	35,829
Critical Therapeutics, Inc. (a)	1,487	461
Crucell NV sponsored ADR (a)	512	9,784
Cubist Pharmaceuticals, Inc. (a)	3,278	62,479
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CuraGen Corp. (a)	4,368	$ 4,892
Curis, Inc. (a)	1,951	2,868
CV Therapeutics, Inc. (a)	3,316	29,280
Cyclacel Pharmaceuticals, Inc. (a)	732	1,530
Cytokinetics, Inc. (a)	2,756	11,079
Cytori Therapeutics, Inc. (a)	2,326	17,492
CytRx Corp.	5,744	5,055
deCODE genetics, Inc. (a)	4,814	5,584
Dendreon Corp. (a)(d)	3,991	20,753
DUSA Pharmaceuticals, Inc. (a)	923	1,828
Dyax Corp. (a)	2,655	9,770
Dynavax Technologies Corp. (a)	1,807	2,927
Encysive Pharmaceuticals, Inc. (a)	2,504	5,884
EntreMed, Inc. (a)	4,673	3,362
Enzon Pharmaceuticals, Inc. (a)	2,870	25,256
EPIX Pharmaceuticals, Inc. (a)	1,392	3,048
Exact Sciences Corp. (a)	1,230	2,435
Favrille, Inc. (a)	1,560	152
Genelabs Technologies, Inc. (a)	713	649
Genitope Corp. (a)	3,647	365
Genomic Health, Inc. (a)	1,567	27,109
Gentium SpA sponsored ADR (a)	138	925
GenVec, Inc. (a)	4,370	7,822
Genzyme Corp. (a)	13,143	899,770
Geron Corp. (a)(d)	4,277	18,177
Gilead Sciences, Inc. (a)	45,799	2,533,601
GTx, Inc. (a)(d)	1,868	28,057
Halozyme Therapeutics, Inc. (a)	3,400	17,612
Hana Biosciences, Inc. (a)	1,626	1,366
Human Genome Sciences, Inc. (a)	6,500	38,220
Idenix Pharmaceuticals, Inc. (a)	2,306	15,081
Idera Pharmaceuticals, Inc. (a)(d)	1,841	27,615
ImClone Systems, Inc. (a)	4,360	190,009
ImmunoGen, Inc. (a)	2,035	9,259
Immunomedics, Inc. (a)	4,527	12,087
Incyte Corp. (a)	4,105	39,860
Indevus Pharmaceuticals, Inc. (a)	3,541	15,899
Infinity Pharmaceuticals, Inc. (a)	762	5,601
Inhibitex, Inc. (a)	1,533	996
Insmed, Inc. (a)	5,357	3,214
InterMune, Inc. (a)	1,746	24,619
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Introgen Therapeutics, Inc. (a)	1,380	$ 2,829
Isis Pharmaceuticals, Inc. (a)	4,385	62,004
Keryx Biopharmaceuticals, Inc. (a)	1,806	921
Kosan Biosciences, Inc. (a)	2,686	14,558
La Jolla Pharmaceutical Co. (a)	3,934	7,514
Lexicon Pharmaceuticals, Inc. (a)	5,575	11,763
Ligand Pharmaceuticals, Inc. Class B	6,083	21,351
MannKind Corp. (a)(d)	4,635	13,905
Marshall Edwards, Inc. (a)	1,945	5,504
Martek Biosciences (a)	1,771	66,873
Maxygen, Inc. (a)	2,330	13,724
Medarex, Inc. (a)	5,999	52,251
Memory Pharmaceuticals Corp. (a)	4,800	2,405
Metabasis Therapeutics, Inc. (a)	1,518	2,687
Metabolix, Inc. (a)	1,176	13,195
Micromet, Inc. (a)	415	1,004
Molecular Insight Pharmaceuticals, Inc. (a)	1,312	9,236
Momenta Pharmaceuticals, Inc. (a)	1,763	22,602
Monogram Biosciences, Inc. (a)	6,461	7,107
Myriad Genetics, Inc. (a)	2,342	113,400
Nabi Biopharmaceuticals (a)	3,990	16,519
Neopharm, Inc. (a)	731	446
Neose Technologies, Inc. (a)	1,126	664
Neurocrine Biosciences, Inc. (a)	1,633	8,051
Neurogen Corp. (a)	1,639	1,360
NeurogesX, Inc.	1,369	4,655
Northfield Laboratories, Inc. (a)	1,696	1,509
Novacea, Inc. (a)	1,752	5,676
Novavax, Inc. (a)	2,057	6,171
NPS Pharmaceuticals, Inc. (a)	3,631	16,340
Nuvelo, Inc. (a)	2,576	1,984
Nymox Pharmaceutical Corp. (a)	1,810	7,711
Omrix Biopharmaceuticals, Inc. (a)	883	16,062
Oncolytics Biotech, Inc. (a)	1,142	2,471
ONYX Pharmaceuticals, Inc. (a)	2,882	101,850
Orchid Cellmark, Inc. (a)	2,602	7,364
OREXIGEN Therapeutics, Inc.	1,773	15,443
Orthologic Corp. (a)	1,251	1,289
Oscient Pharmaceuticals Corp. (a)	769	1,615
OSI Pharmaceuticals, Inc. (a)	2,960	104,488
Osiris Therapeutics, Inc. (a)(d)	1,517	21,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OXiGENE, Inc. (a)	1,607	$ 2,652
Panacos Pharmaceuticals, Inc. (a)	3,400	1,836
PDL BioPharma, Inc.	5,471	56,078
Peregrine Pharmaceuticals, Inc. (a)	16,220	6,975
Pharmacopeia Drug Discovery, Inc. (a)	1,933	8,331
Pharmacyclics, Inc. (a)	1,146	1,180
Pharmasset, Inc.	924	16,724
Poniard Pharmaceuticals, Inc. (a)(d)	1,760	6,970
Progen Pharmaceuticals Ltd. (a)	522	674
Progenics Pharmaceuticals, Inc. (a)	1,545	25,307
QLT, Inc. (a)	4,361	17,226
Regeneron Pharmaceuticals, Inc. (a)	3,595	71,541
Repligen Corp. (a)	1,624	9,370
Rigel Pharmaceuticals, Inc. (a)(d)	2,099	48,991
RXi Pharmaceuticals Corp.	286	2,768
Sangamo Biosciences, Inc. (a)	2,130	23,600
Savient Pharmaceuticals, Inc. (a)	2,981	79,414
SciClone Pharmaceuticals, Inc. (a)	1,927	3,449
Seattle Genetics, Inc. (a)	4,190	39,177
Senomyx, Inc. (a)	1,884	9,740
SIGA Technologies, Inc. (a)	2,219	6,679
Sonus Pharmaceuticals, Inc. (a)	3,590	1,221
StemCells, Inc. (a)	2,240	3,158
Sunesis Pharmaceuticals, Inc. (a)	1,761	3,522
Synta Pharmaceuticals Corp. (a)(d)	1,342	9,394
Targacept, Inc. (a)	1,419	11,238
Telik, Inc. (a)(d)	2,715	5,892
Tercica, Inc. (a)	2,496	10,633
Theravance, Inc. (a)	2,300	31,119
Third Wave Technologies, Inc. (a)	3,052	32,382
Threshold Pharmaceuticals, Inc. (a)	1,985	615
TorreyPines Therapeutics, Inc. (a)	277	368
Trimeris, Inc.	671	3,986
Trubion Pharmaceuticals, Inc. (a)(d)	854	5,312
United Therapeutics Corp. (a)	1,084	103,533
Vanda Pharmaceuticals, Inc. (a)	1,177	5,508
Vertex Pharmaceuticals, Inc. (a)	7,376	211,175
Vical, Inc. (a)	1,765	5,630
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)	8,572	$ 17,144
Zymogenetics, Inc. (a)(d)	3,440	31,029
		11,844,297
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	1,298	38,148
Abiomed, Inc. (a)	1,755	25,939
Accuray, Inc. (a)	2,357	22,533
Align Technology, Inc. (a)	3,139	41,341
Alphatec Holdings, Inc. (a)	3,191	15,827
American Medical Systems Holdings, Inc. (a)	3,800	57,418
Analogic Corp.	675	45,239
Angiodynamics, Inc. (a)	981	15,196
Anika Therapeutics, Inc. (a)	1,002	8,717
ArthroCare Corp. (a)(d)	1,383	61,004
Aspect Medical Systems, Inc. (a)	1,014	5,425
Atricure, Inc. (a)	695	6,818
Atrion Corp.	134	14,138
BioLase Technology, Inc. (a)	592	1,924
Candela Corp. (a)	1,339	3,334
Cardiac Science Corp. (a)	813	7,675
Cardica, Inc. (a)	1,278	9,099
Cardiodynamics International Corp. (a)	224	408
Cerus Corp. (a)	1,646	8,131
China Medical Technologies, Inc. sponsored ADR	966	38,089
Clinical Data, Inc. (a)	1,229	23,498
Conceptus, Inc. (a)	1,295	24,579
CONMED Corp. (a)	1,530	40,836
Cutera, Inc. (a)	521	5,335
Cyberonics, Inc. (a)	1,499	26,577
Cynosure, Inc. Class A (a)	416	10,204
Datascope Corp.	873	37,295
DENTSPLY International, Inc.	7,615	308,712
DexCom, Inc. (a)	1,171	9,239
Electro-Optical Sciences, Inc. (a)	1,612	14,992
Endologix, Inc. (a)	1,944	5,113
ev3, Inc. (a)	4,821	47,969
Exactech, Inc. (a)	534	14,199
Gen-Probe, Inc. (a)	2,581	146,962
Given Imaging Ltd. (a)	1,505	22,575
Hansen Medical, Inc. (a)(d)	1,063	19,060
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
HealthTronics, Inc. (a)	1,523	$ 5,757
Hologic, Inc. (a)	12,916	310,371
Home Diagnostics, Inc. (a)	835	6,630
I-Flow Corp. (a)	1,516	20,815
ICU Medical, Inc. (a)	885	22,550
IDEXX Laboratories, Inc. (a)	2,949	148,925
Immucor, Inc. (a)	3,685	98,869
Insulet Corp.	1,257	20,489
Integra LifeSciences Holdings Corp. (a)	1,328	55,803
Intuitive Surgical, Inc. (a)	1,909	560,463
IRIS International, Inc. (a)	690	10,916
Kensey Nash Corp. (a)	550	16,159
LeMaitre Vascular, Inc. (a)	426	1,385
Masimo Corp.	2,937	101,503
Medical Action Industries, Inc. (a)	742	9,854
Meridian Bioscience, Inc.	2,149	63,030
Merit Medical Systems, Inc. (a)	1,302	20,728
Micrus Endovascular Corp. (a)	653	7,385
National Dentex Corp. (a)	337	3,838
Natus Medical, Inc. (a)	1,461	31,499
Neogen Corp. (a)	814	21,441
NeuroMetrix, Inc. (a)	497	1,064
NMT Medical, Inc. (a)	513	2,457
Northstar Neuroscience, Inc. (a)	1,041	1,759
NUCRYST Pharmaceuticals Corp. (a)	862	1,026
NuVasive, Inc. (a)	1,740	73,654
NxStage Medical, Inc. (a)	2,160	10,476
OraSure Technologies, Inc. (a)	2,902	15,787
Orthofix International NV (a)	1,015	33,028
Orthovita, Inc. (a)	3,496	8,740
Osteotech, Inc. (a)	1,235	7,558
Palomar Medical Technologies, Inc. (a)	1,008	11,148
Quidel Corp. (a)	1,644	28,063
Rochester Medical Corp. (a)	328	4,090
RTI Biologics, Inc. (a)	3,187	31,711
Shamir Optical Industry Ltd.	707	5,380
Sirona Dental Systems, Inc. (a)	2,764	81,980
Somanetics Corp. (a)	771	13,631
Sonic Innovations, Inc. (a)	1,423	5,692
SonoSite, Inc. (a)	970	29,798
Staar Surgical Co. (a)	832	2,787
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)(d)	2,207	$ 11,631
SurModics, Inc. (a)	854	38,293
Synergetics USA, Inc. (a)	1,175	2,327
Syneron Medical Ltd. (a)	1,227	19,914
Synovis Life Technologies, Inc. (a)	746	14,607
The Spectranetics Corp. (a)	1,742	18,988
Thermage, Inc. (a)	818	2,479
ThermoGenesis Corp. (a)	4,407	6,478
Thoratec Corp. (a)	2,829	46,763
TomoTherapy, Inc.	2,307	20,555
Trinity Biotech PLC sponsored ADR (a)	674	2,750
Utah Medical Products, Inc.	500	14,000
Vascular Solutions, Inc. (a)	1,180	7,611
Vital Signs, Inc.	750	42,593
Vnus Medical Technologies, Inc. (a)	1,153	20,235
Volcano Corp. (a)	2,438	33,986
Wright Medical Group, Inc. (a)	1,694	50,295
Xtent, Inc. (a)	1,150	4,198
Young Innovations, Inc.	390	7,979
Zoll Medical Corp. (a)	1,173	42,521
		3,499,990
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	670	25,822
Allied Healthcare International, Inc. (a)	1,897	3,339
Allion Healthcare, Inc. (a)	696	4,162
Almost Family, Inc. (a)	474	11,570
Amedisys, Inc. (a)	1,234	62,700
America Service Group, Inc. (a)	530	4,775
American Dental Partners, Inc. (a)	487	5,854
AmSurg Corp. (a)	1,724	47,031
Animal Health International, Inc. (a)	1,331	9,037
athenahealth, Inc. (d)	1,448	45,858
Bio-Reference Laboratories, Inc. (a)	768	19,077
BioScrip, Inc. (a)	2,063	8,850
BMP Sunstone Corp. (a)(d)	1,486	10,892
CardioNet, Inc.	1,000	25,620
Chindex International, Inc. (a)	849	20,104
Corvel Corp. (a)	589	21,210
Cross Country Healthcare, Inc. (a)	1,487	23,004
Dialysis Corp. of America (a)	301	2,197
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	12,370	$ 892,001
Genoptix, Inc.	672	18,218
Gentiva Health Services, Inc. (a)	1,753	35,305
Health Grades, Inc. (a)	1,360	7,670
HealthExtras, Inc. (a)	2,262	70,688
Healthways, Inc. (a)	1,740	56,202
Henry Schein, Inc. (a)	4,229	235,640
HMS Holdings Corp. (a)	1,151	23,285
Hythiam, Inc. (a)(d)	2,025	4,860
InVentiv Health, Inc. (a)	1,783	58,304
IPC The Hospitalist Co., Inc.	700	16,023
LCA-Vision, Inc.	1,176	9,773
LHC Group, Inc. (a)	1,005	21,778
LifePoint Hospitals, Inc. (a)	2,596	83,046
Lincare Holdings, Inc. (a)	3,957	103,119
Magellan Health Services, Inc. (a)	1,843	74,181
Medcath Corp. (a)	881	19,118
MWI Veterinary Supply, Inc. (a)	806	30,886
National Research Corp.	370	11,762
Nighthawk Radiology Holdings, Inc. (a)	1,452	11,079
NovaMed Eyecare, Inc. (a)	1,179	4,633
Odyssey Healthcare, Inc. (a)	1,312	14,314
Patterson Companies, Inc. (a)	6,548	222,697
PDI, Inc. (a)	594	4,901
Providence Service Corp. (a)	853	22,562
PSS World Medical, Inc. (a)	2,944	53,640
Psychiatric Solutions, Inc. (a)(d)	2,729	99,527
RadNet, Inc. (a)	3,172	20,681
ResCare, Inc. (a)	1,417	27,022
Rotech Healthcare, Inc. (a)	695	122
Rural/Metro Corp. (a)	909	2,391
Sun Healthcare Group, Inc. (a)	2,385	34,249
The Ensign Group, Inc.	666	6,933
TLC Vision Corp. (a)	4,732	7,098
U.S. Physical Therapy, Inc. (a)	574	9,850
VCA Antech, Inc. (a)	4,011	125,825
Virtual Radiologic Corp.	597	6,089
		2,796,574
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,679	33,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
AMICAS, Inc. (a)	2,483	$ 6,828
Cerner Corp. (a)	4,039	183,249
Computer Programs & Systems, Inc.	714	14,244
Eclipsys Corp. (a)	2,621	53,468
Emageon, Inc. (a)	1,549	3,563
HLTH Corp. (a)	8,637	103,039
iCAD, Inc. (a)	4,384	16,133
MedAssets, Inc.	2,828	50,508
Merge Healthcare, Inc. (a)	930	642
Omnicell, Inc. (a)	1,601	21,261
Phase Forward, Inc. (a)	2,567	44,512
SXC Health Solutions Corp. (a)	1,757	28,597
Transcend Services, Inc. (a)	710	7,547
TriZetto Group, Inc. (a)	2,321	49,832
Vital Images, Inc. (a)	671	10,367
		627,090
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	2,040	13,301
Affymetrix, Inc. (a)	4,104	49,494
Albany Molecular Research, Inc. (a)	1,520	21,250
AMAG Pharmaceuticals, Inc.	767	30,680
Bruker BioSciences Corp. (a)	8,482	98,730
Caliper Life Sciences, Inc. (a)	1,798	6,437
Combimatrix Corp. (a)	142	1,355
Compugen Ltd. (a)	1,757	3,567
Dionex Corp. (a)	966	70,441
Encorium Group, Inc. (a)	2,146	3,155
eResearchTechnology, Inc. (a)	2,741	43,829
Exelixis, Inc. (a)	5,406	34,166
Harvard Bioscience, Inc. (a)	973	4,670
ICON PLC sponsored ADR (a)	1,368	96,444
Illumina, Inc. (a)	2,771	217,468
Invitrogen Corp. (a)	4,584	210,681
Kendle International, Inc. (a)	877	33,142
Luminex Corp. (a)(d)	1,847	41,077
Medivation, Inc. (a)	1,300	19,721
Medtox Scientific, Inc. (a)	357	5,198
Nektar Therapeutics (a)	4,545	20,271
PAREXEL International Corp. (a)	2,628	64,623
Pharmaceutical Product Development, Inc.	5,573	246,382
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PharmaNet Development Group, Inc. (a)	758	$ 12,795
QIAGEN NV (a)	9,587	190,877
Sequenom, Inc. (a)	2,553	19,633
Techne Corp. (a)	1,883	147,816
Varian, Inc. (a)	1,390	77,131
		1,784,334
Pharmaceuticals - 1.7%
Acusphere, Inc. (a)	1,243	820
Adolor Corp. (a)	1,931	10,949
Akorn, Inc. (a)	4,150	19,713
Alexza Pharmaceuticals, Inc. (a)	1,512	7,741
Anesiva, Inc. (a)	2,189	7,683
Angiotech Pharmaceuticals, Inc. (a)	4,579	12,905
APP Pharmaceuticals, Inc. (a)	7,583	100,551
Artes Medical, Inc. (a)	195	181
Atherogenics, Inc. (a)	2,323	1,387
Auxilium Pharmaceuticals, Inc. (a)	2,024	64,444
AVANIR Pharmaceuticals Class A (a)	1,525	1,830
Barrier Therapeutics, Inc. (a)	1,043	2,566
Biodel, Inc.	957	14,996
BioForm Medical, Inc.	2,946	13,021
BioMimetic Therapeutics, Inc. (a)	903	10,791
Cadence Pharmaceuticals, Inc. (a)	1,375	9,199
Cardiome Pharma Corp. (a)	3,117	29,021
Columbia Laboratories, Inc. (a)	1,899	7,216
Cypress Bioscience, Inc. (a)	1,787	14,546
DepoMed, Inc. (a)	2,463	9,704
Discovery Laboratories, Inc. (a)	4,625	8,649
Durect Corp. (a)	4,092	19,028
Emisphere Technologies, Inc. (a)	1,366	2,513
Endo Pharmaceuticals Holdings, Inc. (a)	6,374	157,055
Eurand NV	2,150	32,315
Flamel Technologies SA sponsored ADR (a)(d)	1,311	13,438
Generex Biotechnology Corp. (a)(d)	5,909	6,027
Hi-Tech Pharmacal Co., Inc. (a)	462	4,250
Hollis-Eden Pharmaceuticals, Inc. (a)	580	876
Inspire Pharmaceuticals, Inc. (a)	3,078	12,066
Ista Pharmaceuticals, Inc. (a)	1,726	3,538
Jazz Pharmaceuticals, Inc.	1,184	9,058
Labopharm, Inc. (a)	3,695	6,806
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Map Pharmaceuticals, Inc.	1,099	$ 15,221
Matrixx Initiatives, Inc. (a)	372	6,145
Medicines Co. (a)	2,401	43,938
MiddleBrook Pharmaceuticals, Inc. (a)(d)	5,533	26,448
Nastech Pharmaceutical Co., Inc. (a)	1,139	1,355
Nexmed, Inc. (a)	14,397	18,860
NitroMed, Inc. (a)	982	1,208
Noven Pharmaceuticals, Inc. (a)	1,490	18,238
Novogen Ltd. sponsored ADR (a)	97	728
Obagi Medical Products, Inc. (a)	1,285	11,526
Optimer Pharmaceuticals, Inc. (a)	1,303	9,668
Pain Therapeutics, Inc. (a)	3,006	24,439
Penwest Pharmaceuticals Co. (a)(d)	1,484	4,630
Perrigo Co.	4,519	165,441
Pozen, Inc. (a)(d)	1,285	17,656
Quigley Corp. (a)	1,566	8,488
Replidyne, Inc. (a)	1,754	2,315
Repros Therapeutics, Inc. (a)	1,970	19,542
Salix Pharmaceuticals Ltd. (a)	2,714	20,844
Santarus, Inc. (a)	3,045	7,399
Sciele Pharma, Inc. (a)	1,605	35,166
Sepracor, Inc. (a)	5,265	113,777
Shire PLC sponsored ADR	3,032	156,330
Sirtris Pharmaceuticals, Inc.	1,135	25,515
Somaxon Pharmaceuticals, Inc. (a)	769	3,268
Spectrum Pharmaceuticals, Inc. (a)	2,018	3,632
Sucampo Pharmaceuticals, Inc. Class A	1,103	11,780
SuperGen, Inc. (a)	3,481	8,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,752	1,360,559
ViroPharma, Inc. (a)	3,623	34,745
Vivus, Inc. (a)	3,798	25,978
Warner Chilcott Ltd. (a)	12,260	213,079
XenoPort, Inc. (a)	1,285	55,615
Zila, Inc. (a)	3,259	815
		3,087,968
TOTAL HEALTH CARE		23,640,253
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	871	23,151
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
American Science & Engineering, Inc.	467	$ 23,920
Applied Energetics, Inc. (a)(d)	3,427	6,957
Applied Signal Technology, Inc.	561	8,679
Argon ST, Inc. (a)	996	24,043
Ascent Solar Technologies, Inc. (a)	576	7,390
Astronics Corp. (a)	339	5,909
BE Aerospace, Inc. (a)	4,686	163,776
Ceradyne, Inc. (a)	1,283	55,336
Elbit Systems Ltd.	1,990	124,693
Herley Industries, Inc. (a)	746	11,988
Innovative Solutions & Support, Inc. (a)	1,067	8,259
Ladish Co., Inc. (a)	750	24,383
Limco-Piedmont, Inc.	806	3,796
LMI Aerospace, Inc. (a)	448	9,318
MTC Technologies, Inc. (a)	622	14,822
Sypris Solutions, Inc.	676	3,035
Taser International, Inc. (a)(d)	3,257	22,897
TAT Technologies Ltd.	78	615
		542,967
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	3,839	6,334
Atlas Air Worldwide Holdings, Inc. (a)	1,093	67,657
C.H. Robinson Worldwide, Inc.	8,262	532,899
Dynamex, Inc. (a)	596	14,942
Expeditors International of Washington, Inc.	10,255	482,805
Forward Air Corp.	1,693	62,726
Hub Group, Inc. Class A (a)	1,986	71,655
Pacer International, Inc.	1,724	38,721
Park-Ohio Holdings Corp. (a)	771	11,580
UTI Worldwide, Inc.	4,828	114,713
		1,404,032
Airlines - 0.2%
Allegiant Travel Co. (a)	900	18,810
JetBlue Airways Corp. (a)	10,586	42,026
MAIR Holdings, Inc. (a)	1,544	6,485
Mesa Air Group, Inc. (a)	2,636	1,898
Pinnacle Airlines Corp. (a)(d)	1,418	9,231
Republic Airways Holdings, Inc. (a)	1,879	22,886
Ryanair Holdings PLC sponsored ADR (a)	5,969	157,283
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	2,857	$ 44,169
UAL Corp.	5,735	48,977
		351,765
Building Products - 0.1%
Aaon, Inc.	1,304	27,410
American Woodmark Corp.	798	17,979
Apogee Enterprises, Inc.	1,627	38,625
Builders FirstSource, Inc. (a)(d)	1,474	10,790
Dayton Superior Corp. (a)	383	804
Gibraltar Industries, Inc.	1,466	23,647
Insteel Industries, Inc.	1,270	20,358
PGT, Inc. (a)	1,123	3,448
Universal Forest Products, Inc.	846	28,705
US Home Systems, Inc. (a)	272	1,278
		173,044
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	868	17,074
Advisory Board Co. (a)	840	38,783
American Ecology Corp.	1,049	30,127
APAC Customer Services, Inc. (a)	2,411	3,448
Arrowhead Research Corp. (a)(d)	1,920	4,742
Barrett Business Services, Inc.	449	5,904
Casella Waste Systems, Inc. Class A (a)	1,581	17,644
CECO Environmental Corp. (a)	977	6,204
Cintas Corp.	7,323	216,175
Clean Harbors, Inc. (a)	1,120	79,554
Comsys IT Partners, Inc. (a)	927	9,307
Copart, Inc. (a)	4,253	191,385
Corporate Executive Board Co.	1,843	83,248
CoStar Group, Inc. (a)	996	46,712
Courier Corp.	559	13,131
CRA International, Inc. (a)	570	19,876
Diamond Management & Technology Consultants, Inc.	2,113	11,199
Exponent, Inc. (a)	884	28,836
First Advantage Corp. Class A (a)	418	8,389
Fuel Tech, Inc. (a)(d)	1,311	33,352
G&K Services, Inc. Class A	958	33,520
GeoEye, Inc. (a)	693	11,816
Healthcare Services Group, Inc.	2,037	35,933
Heidrick & Struggles International, Inc.	907	25,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	2,797	$ 69,366
Hudson Highland Group, Inc. (a)	1,554	19,472
Huron Consulting Group, Inc. (a)	865	46,355
ICF International, Inc. (a)	519	9,534
ICT Group, Inc. (a)	936	9,922
InnerWorkings, Inc. (a)	2,410	30,920
Interface, Inc. Class A	2,670	37,807
Intersections, Inc. (a)	441	4,137
Kelly Services, Inc. Class A (non-vtg.)	1,847	38,787
Kenexa Corp. (a)	1,120	22,557
Kforce, Inc. (a)	2,039	18,861
Kimball International, Inc. Class B	1,764	18,610
Layne Christensen Co. (a)	1,080	55,220
Learning Tree International, Inc. (a)	1,097	19,417
LECG Corp. (a)	1,966	19,857
McGrath RentCorp.	1,426	39,400
Mobile Mini, Inc. (a)	1,580	38,189
Monster Worldwide, Inc. (a)	5,762	142,264
Multi-Color Corp.	501	11,147
Odyssey Marine Exploration, Inc. (a)	1,801	8,843
On Assignment, Inc. (a)	1,390	11,593
PeopleSupport, Inc. (a)	1,045	9,666
Perma-Fix Environmental Services, Inc. (a)	2,601	6,398
PRG-Schultz International, Inc. (a)	1,940	19,807
Protection One, Inc. (a)(d)	883	7,514
RCM Technologies, Inc. (a)	426	1,840
Resources Connection, Inc.	2,240	47,062
School Specialty, Inc. (a)	1,009	31,673
Standard Parking Corp. (a)	1,266	27,143
Stericycle, Inc. (a)	4,103	239,205
Team, Inc. (a)	1,098	35,180
Teletech Holdings, Inc. (a)	3,287	84,936
Tetra Tech, Inc. (a)	2,934	77,575
Thomas Group	587	1,509
United Stationers, Inc. (a)	1,240	52,502
Virco Manufacturing Co.	1,086	5,430
VSE Corp.	199	6,840
Waste Services, Inc. (a)	2,681	21,582
WCA Waste Corp. (a)	2,105	11,599
		2,332,064
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	7,206	$ 548,881
Great Lakes Dredge & Dock Corp.	2,920	17,666
Insituform Technologies, Inc. Class A (a)(d)	1,365	25,171
Integrated Electrical Services, Inc. (a)	652	11,906
Modtech Holdings, Inc. (a)	1,009	222
Northwest Pipe Co. (a)	485	22,790
Orion Marine Group, Inc. (a)	876	13,158
Sterling Construction Co., Inc. (a)	731	14,540
		654,334
Electrical Equipment - 1.3%
A-Power Energy Generation Systems, Ltd. (a)	1,690	38,769
Active Power, Inc. (a)	2,586	3,620
Advanced Battery Technologies, Inc. (a)	2,145	8,151
American Superconductor Corp. (a)(d)	1,947	68,690
BTU International, Inc. (a)	402	4,728
Canadian Solar, Inc. (a)(d)	2,165	85,972
Capstone Turbine Corp. (a)(d)	8,189	30,791
China BAK Battery, Inc. (a)(d)	2,286	9,441
China Sunergy Co. Ltd. ADR (d)	859	10,067
Coleman Cable, Inc. (a)	500	5,550
Deswell Industries, Inc.	609	4,561
Encore Wire Corp.	1,157	26,206
Energy Conversion Devices, Inc. (a)	2,117	134,387
Evergreen Solar, Inc. (a)(d)	6,040	62,816
First Solar, Inc. (a)	3,879	1,037,788
Franklin Electric Co., Inc.	1,066	43,173
FuelCell Energy, Inc. (a)(d)	3,132	31,727
Fushi Copperweld, Inc. (a)	1,319	26,789
Harbin Electric, Inc. (a)	1,186	22,238
Hoku Scientific, Inc. (a)(d)	796	6,129
Hydrogenics Corp. (a)	3,294	2,899
II-VI, Inc. (a)	1,568	61,324
JA Solar Holdings Co. Ltd. ADR (a)	4,990	106,137
LSI Industries, Inc.	1,143	12,162
Medis Technologies Ltd. (a)(d)	1,387	8,586
Microvision, Inc. (a)(d)	3,373	11,671
Ocean Power Technologies, Inc.	245	2,234
Orion Energy Systems, Inc.	1,000	12,150
Plug Power, Inc. (a)	6,316	19,832
Powell Industries, Inc. (a)	749	40,049
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Power-One, Inc. (a)	3,532	$ 10,737
PowerSecure International, Inc. (a)	871	8,780
Preformed Line Products Co.	259	13,085
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	1,475	33,630
Sunpower Corp. Class A (a)(d)	1,963	160,770
Superior Essex, Inc. (a)	1,014	44,109
Ultralife Batteries, Inc. (a)	686	8,664
Valence Technology, Inc. (a)(d)	8,710	35,276
Vicor Corp.	2,196	24,793
Woodward Governor Co.	3,392	136,596
		2,415,077
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	36,618
Machinery - 1.4%
3D Systems Corp. (a)(d)	1,292	11,835
Altra Holdings, Inc. (a)	1,190	20,730
American Railcar Industries, Inc.	997	20,867
Astec Industries, Inc. (a)	1,092	42,490
Axsys Technologies, Inc. (a)	558	33,011
Basin Water, Inc. (a)(d)	1,439	7,022
Bucyrus International, Inc. Class A	3,668	259,621
Chart Industries, Inc. (a)	1,570	65,767
China Fire & Security Group, Inc. (a)(d)	1,300	15,678
Columbus McKinnon Corp. (NY Shares) (a)	850	24,234
Commercial Vehicle Group, Inc. (a)	736	10,260
Dynamic Materials Corp.	636	27,590
Flanders Corp. (a)	1,144	8,191
Flow International Corp. (a)	2,723	27,666
Force Protection, Inc. (a)(d)	3,319	14,172
FreightCar America, Inc.	549	23,936
Gehl Co. (a)	645	10,320
Gencor Industries, Inc. (a)	519	7,453
Hardinge, Inc.	253	3,555
Hurco Companies, Inc. (a)	280	10,144
Joy Global, Inc.	5,284	445,071
K-Tron International, Inc. (a)	110	15,046
Key Technology, Inc. (a)	313	11,446
L.B. Foster Co. Class A (a)	696	23,824
Lincoln Electric Holdings, Inc.	1,935	159,599
MFRI, Inc. (a)	146	2,276
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	910	$ 51,952
NN, Inc.	1,342	17,459
Nordson Corp.	1,545	111,008
Omega Flex, Inc.	414	7,423
PACCAR, Inc.	18,046	963,476
Peerless Manufacturing Co. (a)	281	13,055
Portec Rail Products, Inc.	692	8,408
RBC Bearings, Inc. (a)	1,207	45,480
Sun Hydraulics Corp.	774	31,045
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,046	36,516
Class B (a)	262	7,926
Titan Machinery, Inc.	1,090	26,487
TurboChef Technologies, Inc. (a)	1,655	11,138
Twin Disc, Inc.	466	8,854
		2,642,031
Marine - 0.3%
Alexander & Baldwin, Inc.	1,923	98,977
American Commercial Lines, Inc. (a)(d)	2,461	37,752
Aries Maritime Transport Ltd.	1,020	5,916
DryShips, Inc. (d)	1,985	186,193
Eagle Bulk Shipping, Inc.	2,237	74,582
Euroseas Ltd.	1,639	25,601
FreeSeas, Inc.	1,718	12,043
OceanFreight, Inc.	753	19,970
Omega Navigation Enterprises, Inc. Class A	1,149	23,980
Paragon Shipping, Inc.	1,288	27,434
Star Bulk Carriers Corp.	2,000	27,960
TBS International Ltd. Class A (a)	745	34,702
Ultrapetrol (Bahamas) Ltd. (a)	1,325	20,180
		595,290
Road & Rail - 0.5%
AMERCO (a)	958	57,011
Arkansas Best Corp.	1,291	47,974
Celadon Group, Inc. (a)	1,014	11,560
Covenant Transport Group, Inc. Class A (a)	611	2,896
Frozen Food Express Industries, Inc.	1,931	15,255
Heartland Express, Inc.	4,452	68,561
J.B. Hunt Transport Services, Inc.	5,720	199,285
Landstar System, Inc.	2,618	145,875
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd. (a)	1,029	$ 18,440
Old Dominion Freight Lines, Inc. (a)	1,836	55,410
P.A.M. Transportation Services, Inc. (a)	668	9,793
Patriot Transportation Holding, Inc. (a)	214	19,234
Quality Distribution, Inc. (a)	1,569	5,492
Saia, Inc. (a)	753	10,474
Trailer Bridge, Inc. (a)	724	4,474
Universal Truckload Services, Inc. (a)	990	24,116
USA Truck, Inc. (a)	550	7,029
Vitran Corp., Inc. (a)	938	13,873
Werner Enterprises, Inc.	3,374	63,904
YRC Worldwide, Inc. (a)	3,547	61,931
		842,587
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	6,516
Beacon Roofing Supply, Inc. (a)	2,041	24,921
Electro Rent Corp.	1,443	20,375
Fastenal Co.	7,213	356,611
H&E Equipment Services, Inc. (a)	1,668	23,435
Houston Wire & Cable Co.	1,065	22,983
Industrial Distribution Group, Inc. (a)	369	4,458
Kaman Corp.	1,168	30,251
Lawson Products, Inc.	645	16,764
Mitsui & Co. Ltd. sponsored ADR	22	10,742
Rush Enterprises, Inc.:
Class A (a)	1,200	19,416
Class B (a)	1,009	15,175
		551,647
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	866	17,355
Quixote Corp.	489	4,988
		22,343
TOTAL INDUSTRIALS		12,563,799
INFORMATION TECHNOLOGY - 51.6%
Communications Equipment - 10.3%
3Com Corp. (a)	18,500	46,620
Acme Packet, Inc. (a)	2,767	24,931
ADC Telecommunications, Inc. (a)	5,591	88,002
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Adtran, Inc.	3,248	$ 80,843
Airspan Networks, Inc. (a)	2,489	2,210
Airvana, Inc.	2,600	14,846
Alvarion Ltd. (a)	2,562	18,344
Anaren, Inc. (a)	1,301	16,926
Arris Group, Inc. (a)	7,477	69,985
Aruba Networks, Inc. (a)	3,600	22,608
AudioCodes Ltd. (a)	1,741	6,790
Avanex Corp. (a)	12,464	14,708
Avocent Corp. (a)	2,483	48,990
Aware, Inc. (a)	1,453	5,260
Bel Fuse, Inc.:
Class A	177	5,425
Class B (non-vtg.)	300	7,857
BigBand Networks, Inc. (a)	2,700	14,310
Black Box Corp.	852	24,452
Blue Coat Systems, Inc. (a)	1,931	34,990
Bookham, Inc. (a)	4,309	8,747
Ceragon Networks Ltd. (a)	1,565	15,947
China GrenTech Corp. Ltd. ADR (a)	1,452	7,260
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	3,791
Ciena Corp. (a)	4,535	138,590
Cisco Systems, Inc. (a)	293,885	7,852,607
Cogo Group, Inc. (a)	1,575	22,082
Comtech Telecommunications Corp. (a)	1,134	52,504
Digi International, Inc. (a)	1,799	16,227
Ditech Networks, Inc. (a)	1,208	2,875
EchoStar Holding Corp. Class A (a)	2,247	83,903
EMS Technologies, Inc. (a)	1,046	28,639
Endwave Corp. (a)	412	2,818
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	3,669	20,422
Extreme Networks, Inc. (a)	7,442	24,187
F5 Networks, Inc. (a)	3,909	117,465
Finisar Corp. (a)	14,260	26,238
Foundry Networks, Inc. (a)	6,848	93,133
Globecomm Systems, Inc. (a)	1,123	10,904
Harmonic, Inc. (a)	5,369	51,650
Harris Stratex Networks, Inc. Class A (a)	1,328	14,927
Hughes Communications, Inc. (a)	968	44,906
Infinera Corp.	4,816	68,772
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc. (a)	2,445	$ 61,101
Ituran Location & Control Ltd.	1,591	21,160
Ixia (a)	3,978	32,182
JDS Uniphase Corp. (a)	12,031	148,823
Juniper Networks, Inc. (a)	25,928	713,539
KVH Industries, Inc. (a)	419	3,687
Loral Space & Communications Ltd. (a)	977	18,944
Metalink Ltd. (a)	1,755	3,159
MRV Communications, Inc. (a)	7,974	14,194
NETGEAR, Inc. (a)	1,638	31,106
Network Engines, Inc. (a)	1,511	1,919
Neutral Tandem, Inc.	1,350	26,123
Nextwave Wireless, Inc. (a)(d)	7,208	38,707
Nice Systems Ltd. sponsored ADR (a)	2,099	73,465
NMS Communications Corp. (a)	1,666	1,933
NumereX Corp. Class A (a)	847	6,429
Occam Networks, Inc. (a)	651	2,780
Oplink Communications, Inc. (a)	1,319	14,615
Opnext, Inc. (a)	3,029	17,568
Optium Corp. (a)	1,536	16,896
ORBCOMM, Inc. (a)(d)	1,542	9,545
Orckit Communications Ltd. (a)	601	4,243
Packeteer, Inc. (a)	2,182	15,492
Parkervision, Inc. (a)(d)	1,061	11,841
PC-Tel, Inc.	1,155	11,423
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,604
Polycom, Inc. (a)	4,171	103,941
Powerwave Technologies, Inc. (a)	6,700	27,001
Qiao Xing Universal Telephone, Inc. (a)(d)	925	5,680
QUALCOMM, Inc.	79,312	3,849,804
RADWARE Ltd. (a)	685	6,699
Radyne Corp. (a)	1,102	12,353
Research In Motion Ltd. (a)	27,621	3,835,728
Riverbed Technology, Inc. (a)	4,144	74,385
SCM Microsystems, Inc. (a)	1,068	3,172
SeaChange International, Inc. (a)	1,245	9,786
ShoreTel, Inc.	2,588	13,975
Sierra Wireless, Inc. (a)	1,359	23,280
Silicom Ltd. (a)	400	3,544
Soapstone Networks, Inc.	1,421	7,574
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)	12,165	$ 52,188
Starent Networks Corp. (d)	3,692	64,647
Sycamore Networks, Inc. (a)	15,201	51,531
Symmetricom, Inc. (a)	2,546	10,719
Tekelec (a)	3,296	55,340
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,767	182,980
Tellabs, Inc. (a)	21,041	114,463
Telular Corp. (a)	871	3,162
Tollgrade Communications, Inc. (a)	443	2,357
UTStarcom, Inc. (a)(d)	5,640	27,072
ViaSat, Inc. (a)	1,507	32,461
Westell Technologies, Inc. Class A (a)	3,694	5,245
Zhone Technologies, Inc. (a)	6,304	6,052
		19,145,308
Computers & Peripherals - 6.9%
ActivIdentity Corp. (a)	1,423	4,041
Adaptec, Inc. (a)	8,005	25,856
Apple, Inc. (a)	43,356	8,183,445
Avid Technology, Inc. (a)	2,073	44,487
Brocade Communications Systems, Inc. (a)	17,976	144,887
Concurrent Computer Corp. (a)	2,256	1,557
Cray, Inc. (a)	1,576	9,818
Data Domain, Inc. (d)	2,970	71,280
Dell, Inc. (a)	100,768	2,323,710
Dot Hill Systems Corp. (a)	4,517	13,551
Electronics for Imaging, Inc. (a)	2,964	49,113
Hutchinson Technology, Inc. (a)	1,552	22,349
iGO, Inc. (a)	1,162	1,511
Immersion Corp. (a)	1,492	12,786
InFocus Corp. (a)	1,431	2,447
Innovex, Inc. (a)	857	643
Intevac, Inc. (a)	1,019	11,719
Isilon Systems, Inc. (a)(d)	2,877	14,097
LaserCard Corp. (a)	492	3,601
Logitech International SA (a)	8,917	293,637
NetApp, Inc. (a)	17,136	417,776
Novatel Wireless, Inc. (a)	1,802	18,579
Overland Storage, Inc. (a)	914	960
Palm, Inc. (d)	5,566	33,730
Presstek, Inc. (a)	1,343	8,380
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
QLogic Corp. (a)	6,935	$ 109,504
Rackable Systems, Inc. (a)	1,238	16,911
Rimage Corp. (a)	799	14,126
SanDisk Corp. (a)	11,278	319,280
Silicon Graphics, Inc. (a)	727	5,612
STEC, Inc. (a)	2,964	37,791
Stratasys, Inc. (a)	1,167	25,406
Sun Microsystems, Inc. (a)	38,788	502,305
Super Micro Computer, Inc. (a)	1,887	13,549
Synaptics, Inc. (a)	1,564	66,892
Xyratex Ltd. (a)	1,510	30,125
		12,855,461
Electronic Equipment & Instruments - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	1,296	7,037
Agilysys, Inc.	1,889	19,721
American Technology Corp. (a)	1,388	2,443
Brightpoint, Inc. (a)	3,642	35,874
CalAmp Corp. (a)	1,266	3,178
Cherokee International Corp. (a)	469	1,360
Cogent, Inc. (a)	5,186	62,076
Cognex Corp.	2,248	62,629
Coherent, Inc. (a)	1,500	45,405
Comverge, Inc.	948	12,125
CPI International, Inc. (a)	798	9,728
Daktronics, Inc.	2,111	42,621
DDi Corp. (a)	1,501	9,396
Digital Ally, Inc. (a)	1,439	14,203
DTS, Inc. (a)	1,080	36,180
Echelon Corp. (a)(d)	1,836	27,099
Electro Scientific Industries, Inc. (a)	1,631	25,770
Entorian Technologies, Inc. (a)	3,710	3,896
Excel Technology, Inc. (a)	840	21,857
FARO Technologies, Inc. (a)	894	25,631
Flextronics International Ltd. (a)	41,328	442,623
FLIR Systems, Inc. (a)	6,741	265,730
Frequency Electronics, Inc.	801	5,367
GSI Group, Inc. (a)	2,835	22,878
GTSI Corp. (a)	429	3,299
I. D. Systems Inc. (a)	623	4,585
ICx Technologies, Inc.	3,806	25,424
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Insight Enterprises, Inc. (a)	2,484	$ 33,286
IPG Photonics Corp. (a)	2,000	40,180
Itron, Inc. (a)	1,487	145,101
LeCroy Corp. (a)	442	3,823
Littelfuse, Inc. (a)	1,076	40,662
LoJack Corp. (a)	1,208	11,174
Magal Security Systems Ltd. (a)	1,252	8,176
Maxwell Technologies, Inc. (a)(d)	899	12,271
Measurement Specialties, Inc. (a)	600	11,688
Mellanox Technologies Ltd. (a)	1,419	23,186
Mercury Computer Systems, Inc. (a)	1,018	9,030
Merix Corp. (a)	475	1,188
Molex, Inc.	4,737	131,878
Molex, Inc. Class A (non-vtg.)	3,756	99,346
MTS Systems Corp.	1,050	39,732
Multi-Fineline Electronix, Inc. (a)	1,433	28,732
National Instruments Corp.	3,890	123,546
NetList, Inc. (a)	1,508	2,322
Newport Corp. (a)	1,742	23,308
NU Horizons Electronics Corp. (a)	1,635	9,401
Optimal Group, Inc. Class A (a)	1,305	3,785
Orbotech Ltd. (a)	1,903	32,598
OSI Systems, Inc. (a)	733	18,479
PC Connection, Inc. (a)	1,121	12,208
Perceptron, Inc. (a)	784	6,797
Photon Dynamics, Inc. (a)	1,893	24,079
Planar Systems, Inc. (a)	480	1,594
Plexus Corp. (a)	2,125	59,989
RadiSys Corp. (a)	803	8,054
Research Frontiers, Inc. (a)(d)	596	3,493
Richardson Electronics Ltd.	989	5,588
Rofin-Sinar Technologies, Inc. (a)	1,410	49,900
Sanmina-SCI Corp. (a)	25,282	37,923
ScanSource, Inc. (a)	1,499	44,910
SMART Modular Technologies (WWH), Inc. (a)	3,295	17,727
Spectrum Control, Inc. (a)	541	4,929
Tech Data Corp. (a)	2,516	92,060
Tessco Technologies, Inc. (a)	367	4,668
Trimble Navigation Ltd. (a)	6,050	241,032
TTM Technologies, Inc. (a)	2,158	31,420
Universal Display Corp. (a)	2,480	37,721
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
X-Rite, Inc. (a)	1,218	$ 2,144
Zones, Inc. (a)	258	2,116
Zygo Corp. (a)	1,222	14,627
		2,794,006
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	8,352	326,146
Ariba, Inc. (a)	4,919	72,998
Art Technology Group, Inc. (a)	6,113	22,924
AsiaInfo Holdings, Inc. (a)	2,367	32,546
Autobytel, Inc. (a)	3,159	5,276
Baidu.com, Inc. sponsored ADR (a)	1,270	438,226
Bankrate, Inc. (a)	819	41,360
Bidz.com, Inc. (a)(d)	971	11,157
China Finance Online Co. Ltd. ADR (a)	852	20,934
Chordiant Software, Inc. (a)	1,678	10,773
CMGI, Inc. (a)	2,744	41,105
CNET Networks, Inc. (a)	7,344	84,089
comScore, Inc.	1,421	34,815
Constant Contact, Inc. (d)	1,890	36,288
Copernic, Inc. (a)	2,172	1,347
CryptoLogic Ltd.	469	7,884
DealerTrack Holdings, Inc. (a)	2,047	43,069
Digital River, Inc. (a)	1,871	74,952
DivX, Inc. (a)	1,745	17,084
EarthLink, Inc. (a)	6,995	67,152
eBay, Inc. (a)	65,601	1,968,686
Entrust, Inc. (a)	2,378	6,658
Equinix, Inc. (a)	1,889	180,381
GigaMedia Ltd. (a)	2,552	45,017
Gmarket, Inc. sponsored ADR (a)	1,260	31,424
Google, Inc. Class A (sub. vtg.) (a)	11,688	6,846,830
Greenfield Online, Inc. (a)	1,107	14,103
HireRight, Inc.	881	8,933
HSW International, Inc. (a)	2,128	7,852
Hurray! Holding Co. Ltd. ADR (a)	2,051	6,091
I-Many, Inc. (a)	2,704	2,731
InfoSpace, Inc.	1,767	16,133
Internap Network Services Corp. (a)	2,259	11,905
Internet Brands, Inc. Class A	2,000	14,180
Internet Capital Group, Inc. (a)	1,700	17,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Gold Golden Lines Ltd. (a)	1,727	$ 17,425
Internet Initiative Japan, Inc. sponsored ADR	728	6,552
Interwoven, Inc. (a)	1,935	25,948
iPass, Inc. (a)	2,745	5,902
j2 Global Communications, Inc. (a)	2,424	64,284
Jupitermedia Corp. (a)	1,459	2,714
Keynote Systems, Inc. (a)	1,025	13,838
Kintera, Inc. (a)	800	864
Limelight Networks, Inc.	3,819	12,870
Liquidity Services, Inc. (a)	1,699	18,859
LivePerson, Inc. (a)	2,751	8,858
LoopNet, Inc. (a)(d)	1,593	20,916
Marchex, Inc. Class B	2,128	28,132
Mercadolibre, Inc.	2,172	101,975
MIVA, Inc. (a)	3,393	5,768
Move, Inc. (a)	8,334	25,085
NaviSite, Inc. (a)	1,564	5,928
NetEase.com, Inc. sponsored ADR (a)(d)	3,215	73,141
NIC, Inc.	3,113	25,402
Omniture, Inc. (a)	3,479	85,757
Open Text Corp. (a)(d)	2,528	90,331
Openwave Systems, Inc.	4,488	8,886
Perficient, Inc. (a)	1,706	18,101
PlanetOut, Inc. (a)	57	157
RADVision Ltd. (a)	826	5,840
RealNetworks, Inc. (a)	6,660	48,618
Rediff.com India Ltd. sponsored ADR (a)	371	2,764
S1 Corp. (a)	3,096	20,248
Saba Software, Inc. (a)	1,898	7,250
SAVVIS, Inc. (a)	2,445	40,783
Selectica, Inc. (a)	2,459	3,467
Sify Technologies Ltd. sponsored ADR (a)	1,939	9,462
Sina Corp. (a)	2,752	146,599
SkillSoft PLC sponsored ADR (a)	5,424	52,721
Sohu.com, Inc. (a)	1,860	162,787
SonicWALL, Inc. (a)	3,593	28,744
Supportsoft, Inc. (a)	2,282	8,512
Switch & Data Facilities Co., Inc. (a)	1,607	28,685
TechTarget, Inc.	1,900	23,066
Terremark Worldwide, Inc. (a)	2,650	16,695
The Knot, Inc. (a)	1,581	18,355
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TheStreet.com, Inc.	1,783	$ 13,765
Travelzoo, Inc. (a)	630	6,728
Tumbleweed Communications Corp. (a)	1,264	2,338
United Online, Inc.	2,993	36,604
ValueClick, Inc. (a)	4,659	93,692
VeriSign, Inc. (a)	9,807	392,672
Vignette Corp. (a)	1,536	19,891
VistaPrint Ltd. (a)	2,409	75,450
Vocus, Inc. (a)	861	27,354
WebMD Health Corp. Class A (a)	421	12,643
Websense, Inc. (a)	2,250	39,578
Website Pros, Inc. (a)	1,607	13,193
Workstream, Inc. (a)	1,954	843
Yahoo!, Inc. (a)	66,092	1,768,622
Zix Corp. (a)(d)	3,758	9,696
		14,373,509
IT Services - 1.4%
Acxiom Corp.	3,641	53,413
Applied Digital Solutions, Inc. (a)	2,129	1,810
Cass Information Systems, Inc.	612	19,443
Cognizant Technology Solutions Corp. Class A (a)	14,398	507,961
CSG Systems International, Inc. (a)	2,185	29,017
CyberSource Corp. (a)	3,949	76,650
Edgewater Technology, Inc. (a)	1,090	5,603
eLoyalty Corp. (a)	438	3,662
eTelecare Global Solutions, Inc. sponsored ADR (a)	368	2,778
Euronet Worldwide, Inc. (a)	2,258	44,166
ExlService Holdings, Inc. (a)	1,527	30,448
Fiserv, Inc. (a)	7,967	417,152
Forrester Research, Inc. (a)	1,316	39,756
Gevity HR, Inc.	1,134	8,471
Hackett Group, Inc. (a)	1,964	10,370
iGate Corp. (a)	2,729	23,333
Infosys Technologies Ltd. sponsored ADR	5,344	262,444
infoUSA, Inc.	2,977	16,701
Integral Systems, Inc.	335	13,263
Lionbridge Technologies, Inc. (a)	3,727	9,057
ManTech International Corp. Class A (a)	1,040	52,447
NCI, Inc. Class A (a)	905	19,005
Ness Technologies, Inc. (a)	1,605	18,169
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Newtek Business Services, Inc. (a)	1,293	$ 1,332
Online Resources Corp. (a)	1,151	11,165
Paychex, Inc.	17,723	612,330
PFSweb, Inc. (a)	1,212	1,139
Rainmaker Systems, Inc. (a)	1,909	7,541
RightNow Technologies, Inc. (a)	1,835	27,268
Sapient Corp. (a)	7,325	48,345
SI International, Inc. (a)	509	12,471
SM&A (a)	996	4,960
Sykes Enterprises, Inc. (a)	1,937	40,115
Syntel, Inc. (d)	1,911	62,490
TechTeam Global, Inc. (a)	575	5,721
Telvent GIT SA	1,504	39,555
Tier Technologies, Inc. Class B (a)	1,098	9,113
TRX, Inc. (a)	921	1,363
Virtusa Corp.	2,013	20,331
Yucheng Technologies Ltd. (a)	792	10,478
Zanett, Inc. (a)	2,719	1,142
		2,581,978
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,117	117,199
Semiconductors & Semiconductor Equipment - 8.6%
Actel Corp. (a)	1,079	18,505
Actions Semiconductor Co. Ltd. ADR (a)	1,319	4,524
Advanced Analogic Technologies, Inc. (a)	1,805	12,599
Advanced Energy Industries, Inc. (a)	1,930	30,571
Altera Corp.	14,907	344,948
Amkor Technology, Inc. (a)	9,393	100,129
ANADIGICS, Inc. (a)	3,617	44,706
Applied Materials, Inc.	66,156	1,310,550
Applied Micro Circuits Corp. (a)	3,924	38,494
ARM Holdings PLC sponsored ADR	2,809	17,528
ASM International NV (NASDAQ)	497	12,748
ASML Holding NV (NY Shares)	4,669	139,883
Asyst Technologies, Inc. (a)	2,729	9,688
Atheros Communications, Inc. (a)	3,096	103,468
Atmel Corp. (a)	23,457	104,853
ATMI, Inc. (a)	1,684	50,402
AuthenTec, Inc.	1,524	20,772
Axcelis Technologies, Inc. (a)	5,873	33,535
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AXT, Inc. (a)	2,274	$ 10,506
Broadcom Corp. Class A (a)	23,364	670,313
Brooks Automation, Inc. (a)	3,569	36,368
Cabot Microelectronics Corp. (a)	1,158	42,962
California Micro Devices Corp. (a)	960	3,427
Camtek Ltd. (a)	1,772	2,428
Cascade Microtech, Inc. (a)	599	4,702
Cavium Networks, Inc.	2,057	53,605
Centillium Communications, Inc. (a)	1,559	1,247
Ceva, Inc. (a)	2,068	17,309
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	9,304
Cirrus Logic, Inc. (a)	4,675	30,668
Cohu, Inc.	994	17,007
Conexant Systems, Inc. (a)	23,848	10,970
Credence Systems Corp. (a)	4,370	4,720
Cree, Inc. (a)(d)	4,282	108,848
Cymer, Inc. (a)	1,569	48,513
Diodes, Inc. (a)	1,950	55,049
DSP Group, Inc. (a)	1,376	11,476
Eagle Test Systems, Inc. (a)	920	10,608
EMCORE Corp. (a)(d)	3,730	29,318
Entegris, Inc. (a)	6,386	49,108
Entropic Communications, Inc.	2,900	15,022
Exar Corp. (a)	2,318	18,219
FEI Co. (a)	1,753	41,090
FormFactor, Inc. (a)	2,305	50,318
FSI International, Inc. (a)	988	1,729
Hi/fn, Inc. (a)	451	2,282
Himax Technologies, Inc. sponsored ADR	4,400	24,200
Hittite Microwave Corp. (a)	1,455	58,127
Ikanos Communications, Inc. (a)	2,406	8,565
Integrated Device Technology, Inc. (a)	9,215	103,945
Integrated Silicon Solution, Inc. (a)	1,031	6,289
Intel Corp.	285,166	6,610,148
Intersil Corp. Class A	6,228	173,574
IXYS Corp. (a)	2,421	28,229
KLA-Tencor Corp.	8,447	389,576
Kopin Corp. (a)	2,638	7,993
Kulicke & Soffa Industries, Inc. (a)	2,259	15,994
Lam Research Corp. (a)	5,955	242,369
Lanoptics Ltd. (a)	1,259	20,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lattice Semiconductor Corp. (a)	6,891	$ 24,532
Leadis Technology, Inc. (a)	715	1,194
Linear Technology Corp.	10,680	392,704
LTX Corp. (a)	3,886	11,425
Marvell Technology Group Ltd. (a)	29,379	510,019
Mattson Technology, Inc. (a)	3,129	15,708
MEMSIC, Inc.	1,025	5,135
Micrel, Inc.	4,145	39,792
Microchip Technology, Inc.	8,954	329,865
Microsemi Corp. (a)	3,884	106,422
Microtune, Inc. (a)	3,311	13,840
Mindspeed Technologies, Inc. (a)	2,431	1,993
MIPS Technologies, Inc. (a)	1,934	7,388
MKS Instruments, Inc. (a)	2,538	59,795
Monolithic Power Systems, Inc. (a)	1,663	40,294
MoSys, Inc. (a)	1,045	5,225
Nanometrics, Inc. (a)	749	5,910
Netlogic Microsystems, Inc. (a)	1,014	38,289
Novellus Systems, Inc. (a)	5,390	128,767
NVE Corp. (a)	234	8,408
NVIDIA Corp. (a)	27,442	677,817
O2Micro International Ltd. sponsored ADR (a)	1,627	14,578
Omnivision Technologies, Inc. (a)	2,838	45,976
ON Semiconductor Corp. (a)	20,090	198,690
PDF Solutions, Inc. (a)	1,837	10,361
Pericom Semiconductor Corp. (a)	1,526	28,597
Photronics, Inc. (a)	1,773	15,922
Pixelworks, Inc. (a)	1,850	1,351
PLX Technology, Inc. (a)	1,370	11,453
PMC-Sierra, Inc. (a)	11,574	98,495
Power Integrations, Inc. (a)	1,523	49,695
Rambus, Inc. (a)	5,068	104,705
Ramtron International Corp. (a)	3,073	13,798
RF Micro Devices, Inc. (a)	16,688	66,752
Rubicon Technology, Inc.	1,000	22,870
Rudolph Technologies, Inc. (a)	1,643	16,529
Semitool, Inc. (a)	2,121	17,795
Semtech Corp. (a)	3,253	56,993
Sigma Designs, Inc. (a)(d)	1,477	27,325
Silicon Image, Inc. (a)	4,219	29,660
Silicon Laboratories, Inc. (a)	2,711	99,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	$ 29,115
Silicon Storage Technology, Inc. (a)	6,222	20,222
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,127	43,528
SiRF Technology Holdings, Inc. (a)	2,719	19,767
Skyworks Solutions, Inc. (a)	7,606	78,570
Spansion, Inc. Class A (a)	7,455	23,483
Spreadtrum Communications, Inc. ADR	1,843	17,324
SRS Labs, Inc. (a)	273	1,900
Standard Microsystems Corp. (a)	1,064	34,686
Supertex, Inc. (a)	648	16,394
Techwell, Inc. (a)	1,387	18,336
Tessera Technologies, Inc. (a)	2,160	45,511
Tower Semicondutor Ltd. (a)	18,070	17,709
Transwitch Corp. (a)	3,005	2,524
Trident Microsystems, Inc. (a)	2,298	10,778
TriQuint Semiconductor, Inc. (a)	8,426	56,117
Ultra Clean Holdings, Inc. (a)	1,092	11,390
Ultratech, Inc. (a)	1,710	27,377
Varian Semiconductor Equipment Associates, Inc. (a)	3,691	140,369
Veeco Instruments, Inc. (a)	1,395	26,826
Verigy Ltd. (a)	2,996	76,518
Vimicro International Corp. sponsored ADR (a)	1,066	3,422
Virage Logic Corp. (a)	772	5,111
Volterra Semiconductor Corp. (a)	1,693	26,919
White Electronic Designs Corp. (a)	952	4,408
Xilinx, Inc.	13,614	370,301
Zilog, Inc. (a)	2,792	11,000
Zoran Corp. (a)	2,292	33,532
		15,973,843
Software - 15.1%
Access Integrated Technologies, Inc. Class A (a)(d)	987	2,122
ACI Worldwide, Inc.	1,709	29,754
Activision, Inc. (a)	14,344	484,110
Actuate Corp. (a)	4,398	21,814
Adobe Systems, Inc. (a)	27,167	1,196,978
Advent Software, Inc. (a)	1,360	58,439
Aladdin Knowledge Systems Ltd. (a)	753	12,537
Allot Communications Ltd. (a)	1,427	4,424
American Software, Inc. Class A	951	6,220
Ansoft Corp. (a)	1,324	48,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ansys, Inc. (a)	3,911	$ 184,990
Authentidate Holding Corp. (a)	825	421
Autodesk, Inc. (a)	11,423	470,171
Blackbaud, Inc.	2,172	51,390
Blackboard, Inc. (a)	1,479	56,025
BluePhoenix Solutions Ltd. (a)	1,138	12,234
Borland Software Corp. (a)	5,134	7,239
Bottomline Technologies, Inc. (a)	1,331	13,243
CA, Inc.	25,335	672,391
Cadence Design Systems, Inc. (a)	12,919	150,119
Callidus Software, Inc. (a)	2,708	16,465
CAM Commerce Solutions, Inc.	268	9,710
Captaris, Inc. (a)	2,149	9,370
Catapult Communications Corp. (a)	635	4,680
CDC Corp. Class A (a)	5,802	19,611
Check Point Software Technologies Ltd. (a)	10,558	262,155
Citrix Systems, Inc. (a)	8,946	306,222
ClickSoftware Technologies Ltd. (a)	691	2,094
CommVault Systems, Inc. (a)	2,256	39,503
Compuware Corp. (a)	13,648	139,073
Concur Technologies, Inc. (a)	2,208	80,967
Convera Corp. Class A (a)(d)	4,146	5,763
Corel Corp. (a)	975	10,637
Dassault Systemes SA sponsored ADR	63	4,232
Deltek, Inc.	1,900	19,076
DemandTec, Inc.	1,327	11,651
Descartes Systems Group, Inc. (a)	893	3,470
Digimarc Corp. (a)	2,232	24,798
Double-Take Software, Inc. (a)	967	12,610
ebix.com, Inc. (a)	161	14,551
ECtel Ltd. (a)	243	481
Electronic Arts, Inc. (a)	15,622	784,224
Epicor Software Corp. (a)	3,021	25,920
EPIQ Systems, Inc. (a)	2,218	36,575
Evolving Systems, Inc. (a)	203	473
FalconStor Software, Inc. (a)	2,755	24,630
Fundtech Ltd. (a)	1,244	15,612
Glu Mobile, Inc. (a)	2,413	11,896
Gravity Co. Ltd. sponsored ADR (a)	917	1,357
Guidance Software, Inc. (a)	905	9,041
i2 Technologies, Inc. (a)	1,200	14,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	4,425	$ 79,650
Interactive Intelligence, Inc. (a)	995	12,965
Intervoice, Inc. (a)	1,422	9,186
Intuit, Inc. (a)	15,984	462,897
Iona Technologies PLC sponsored ADR (a)	1,741	6,302
Jack Henry & Associates, Inc.	4,221	100,460
JDA Software Group, Inc. (a)	1,443	29,437
KongZhong Corp. sponsored ADR (a)	751	3,417
Lawson Software, Inc. (a)	9,037	78,803
Logility, Inc. (a)	978	6,435
Macrovision Solutions Corp. (a)	4,619	62,495
Magic Software Enterprises Ltd. (a)	1,246	2,268
Magma Design Automation, Inc. (a)	1,786	13,484
Majesco Entertainment Co. (a)	700	924
Manhattan Associates, Inc. (a)	1,474	37,440
Mentor Graphics Corp. (a)	4,138	48,208
MICROS Systems, Inc. (a)	3,864	127,396
Microsoft Corp.	458,946	12,997,325
MicroStrategy, Inc. Class A (a)	430	34,232
Moldflow Corp. (a)	881	19,382
Monotype Imaging Holdings, Inc.	1,789	24,527
MSC.Software Corp. (a)	2,247	27,795
Napster, Inc. (a)	1,962	3,041
NDS Group PLC sponsored ADR (a)	792	41,398
Net 1 UEPS Technologies, Inc. (a)	2,600	72,696
NetScout Systems, Inc. (a)	2,649	33,669
Novell, Inc. (a)	17,547	124,233
Nuance Communications, Inc. (a)	10,657	210,156
OpenTV Corp. Class A (a)	3,140	4,616
Opnet Technologies, Inc. (a)	1,106	10,452
Oracle Corp. (a)	253,107	5,780,964
Parametric Technology Corp. (a)	5,741	107,816
Pegasystems, Inc.	1,561	19,232
Perfect World Co. Ltd. sponsored ADR Class B	1,157	31,204
Pervasive Software, Inc. (a)	1,282	5,987
Phoenix Technologies Ltd. (a)	1,781	19,057
Plato Learning, Inc. (a)	886	2,330
Progress Software Corp. (a)	2,033	63,308
QAD, Inc.	2,253	17,258
Quality Systems, Inc.	1,446	47,617
Quest Software, Inc. (a)	5,523	93,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Radiant Systems, Inc. (a)	1,704	$ 23,106
Renaissance Learning, Inc.	2,093	31,290
Retalix Ltd. (a)	909	13,808
Salary.com, Inc. (a)	857	3,857
Secure Computing Corp. (a)	3,492	18,612
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,870	60,719
Smith Micro Software, Inc. (a)	1,606	13,555
Sonic Foundry, Inc. (a)	4,781	3,251
Sonic Solutions, Inc. (a)	1,220	11,712
Sourcefire, Inc. (a)	1,189	9,084
SourceForge, Inc. (a)	4,499	7,018
SPSS, Inc. (a)	1,117	43,976
SuccessFactors, Inc.	2,300	25,530
SumTotal Systems, Inc. (a)	2,233	10,383
Symantec Corp. (a)	41,650	905,055
Symyx Technologies, Inc. (a)	1,829	14,047
Synchronoss Technologies, Inc. (a)(d)	1,589	21,118
Synopsys, Inc. (a)	7,026	185,135
Take-Two Interactive Software, Inc. (a)	3,652	98,860
Taleo Corp. Class A (a)	1,343	26,578
TeleCommunication Systems, Inc. Class A (a)	1,617	8,522
The9 Ltd. sponsored ADR (a)	956	24,751
THQ, Inc. (a)	3,036	65,122
TIBCO Software, Inc. (a)	9,729	75,108
TiVo, Inc. (a)	5,166	43,446
Ultimate Software Group, Inc. (a)	1,395	52,773
Unica Corp. (a)	960	8,064
Vasco Data Security International, Inc. (a)	1,959	25,389
Veraz Networks, Inc. (d)	1,800	3,456
Versant Corp. (a)	349	11,667
Wave Systems Corp. Class A (a)	3,430	3,602
Wind River Systems, Inc. (a)	4,522	48,928
		28,175,698
TOTAL INFORMATION TECHNOLOGY		96,017,002
MATERIALS - 1.4%
Chemicals - 0.5%
A. Schulman, Inc.	1,603	36,212
ADA-ES, Inc. (a)	172	1,687
Altair Nanotechnologies, Inc. (a)(d)	2,936	7,017
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
American Pacific Corp. (a)	617	$ 10,458
Balchem Corp.	788	19,479
Fuwei Films Holdings Co. Ltd. (a)	926	2,732
GenTek, Inc. (a)	691	20,253
Hawkins, Inc.	1,094	16,574
ICO, Inc. (a)	1,832	12,897
Innophos Holdings, Inc.	1,409	39,269
Innospec, Inc.	1,134	27,919
KMG Chemicals, Inc.	572	6,275
Landec Corp. (a)	1,498	11,999
Methanex Corp.	4,329	122,354
Nanophase Technologies Corp. (a)	626	2,035
Penford Corp.	697	15,188
ShengdaTech, Inc. (a)(d)	2,933	24,197
Sigma Aldrich Corp.	6,477	380,589
Zoltek Companies, Inc. (a)(d)	1,700	51,391
		808,525
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	6,599
United States Lime & Minerals, Inc. (a)	327	12,181
		18,780
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	7,991
Caraustar Industries, Inc. (a)	1,168	2,686
Silgan Holdings, Inc.	1,848	105,761
Smurfit-Stone Container Corp. (a)	12,161	81,844
		198,282
Metals & Mining - 0.8%
Anglo American PLC ADR	6,000	205,680
Century Aluminum Co. (a)	1,987	145,051
China Natural Resources, Inc. (a)(d)	507	11,448
China Precision Steel, Inc. (a)(d)	3,260	18,256
DRDGOLD Ltd. sponsored ADR (a)	2,357	18,903
Esmark, Inc. (a)	1,808	34,171
Haynes International, Inc. (a)	550	37,582
Horsehead Holding Corp.	1,615	22,691
Kaiser Aluminum Corp.	1,011	64,856
Lihir Gold Ltd. sponsored ADR	912	26,256
Olympic Steel, Inc.	572	37,169
Pan American Silver Corp. (a)	3,957	131,175
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	2,886	$ 122,366
Royal Gold, Inc.	1,772	54,471
Schnitzer Steel Industries, Inc. Class A	1,091	109,253
Silver Standard Resources, Inc. (a)	2,954	89,004
Steel Dynamics, Inc.	9,287	335,261
Universal Stainless & Alloy Products, Inc. (a)	308	12,154
US Energy Corp.	949	2,543
		1,478,290
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	22,504
Pope Resources, Inc. LP	213	6,969
		29,473
TOTAL MATERIALS		2,533,350
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	840	9,458
8X8, Inc. (a)	2,302	2,670
Alaska Communication Systems Group, Inc.	2,238	28,960
Arbinet-thexchange, Inc.	800	3,040
Atlantic Tele-Network, Inc.	773	23,159
Cbeyond, Inc. (a)	1,221	22,650
Cogent Communications Group, Inc. (a)	2,278	37,473
Consolidated Communications Holdings, Inc.	1,553	23,295
D&E Communications, Inc.	1,468	14,137
General Communications, Inc. Class A (a)	2,951	21,719
Gilat Satellite Networks Ltd. (a)	1,826	20,068
Global Crossing Ltd. (a)	2,783	50,428
Globalstar, Inc. (a)	4,226	12,340
HickoryTech Corp.	972	8,233
iBasis, Inc.	3,580	11,993
Level 3 Communications, Inc. (a)	76,528	262,491
NTELOS Holdings Corp.	2,024	56,510
PAETEC Holding Corp. (a)	6,776	59,900
Shenandoah Telecommunications Co.	1,482	24,275
SureWest Communications	663	6,511
Telefonos de Mexico SA de CV Series A sponsored ADR	257	10,588
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	7,732	$ 144,588
Warwick Valley Telephone Co.	420	4,964
		859,450
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	375	22,294
Centennial Communications Corp. Class A (a)	5,196	39,334
Clearwire Corp. (a)(d)	7,602	107,720
FiberTower Corp. (a)	6,611	10,115
ICO Global Communications Holdings Ltd. Class A (a)	6,456	29,052
IPCS, Inc.	733	21,990
Kratos Defense & Security Solutions, Inc. (a)	2,684	5,234
Leap Wireless International, Inc. (a)	3,488	200,420
Linktone Ltd. sponsored ADR (a)	452	958
Millicom International Cellular SA	5,336	618,229
NII Holdings, Inc. (a)	8,263	414,803
Partner Communications Co. Ltd. ADR	817	19,812
Rural Cellular Corp. Class A (a)	828	37,061
SBA Communications Corp. Class A (a)	5,317	197,899
Terrestar Corp. (a)	3,900	18,915
USA Mobility, Inc.	1,571	12,332
		1,756,168
TOTAL TELECOMMUNICATION SERVICES		2,615,618
UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc.	958	14,226
MGE Energy, Inc.	1,089	37,407
Otter Tail Corp.	1,544	57,962
		109,595
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	10,158
EnergySouth, Inc.	465	25,203
		35,361
Water Utilities - 0.0%
Artesian Resources Corp. Class A	433	7,950
Cadiz, Inc. (a)(d)	828	13,902
Connecticut Water Service, Inc.	559	13,561
Consolidated Water Co., Inc.	699	13,833
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	728	$ 13,424
Pure Cycle Corp. (a)	764	4,653
Southwest Water Co.	1,718	17,695
York Water Co.	618	9,060
		94,078
TOTAL UTILITIES		239,034
TOTAL COMMON STOCKS (Cost $156,320,135)		182,623,239
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.65% 6/26/08 (e) (Cost $598,223)	$ 600,000	599,214
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	2,274,804	2,274,804
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	4,478,635	4,478,635
TOTAL MONEY MARKET FUNDS (Cost $6,753,439)		6,753,439
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $163,671,797)		189,975,892
NET OTHER ASSETS - (2.1)%		(3,916,898)
NET ASSETS - 100%		$ 186,058,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
82 NASDAQ 100 E-Mini Index Contracts	June 2008	$ 3,337,810	$ 434,761
The face value of futures purchased as a percentage of net assets - 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,214.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,465
Fidelity Securities Lending Cash Central Fund	98,161
Total	$ 194,626
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 189,975,892	$ 189,376,678	$ 599,214	$ -
Other Financial Instruments*	$ 434,761	$ 434,761	$ -	$ -
*Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,347,543) - See accompanying schedule: Unaffiliated issuers (cost $156,918,358)	$ 183,222,453
Fidelity Central Funds (cost $6,753,439)	6,753,439
Total Investments (cost $163,671,797)		$ 189,975,892
Cash		160,634
Receivable for investments sold		274,693
Receivable for fund shares sold		294,184
Dividends receivable		156,288
Distributions receivable from Fidelity Central Funds		34,200
Receivable for daily variation on futures contracts		18,908
Prepaid expenses		324
Receivable from investment adviser for expense reductions		34,120
Other receivables		31
Total assets		190,949,274

Liabilities
Payable for investments purchased	$ 182,719
Payable for fund shares redeemed	85,325
Accrued management fee	36,474
Distribution fees payable	25,899
Other affiliated payables	27,367
Other payables and accrued expenses	53,861
Collateral on securities loaned, at value	4,478,635
Total liabilities		4,890,280

Net Assets		$ 186,058,994
Net Assets consist of:
Paid in capital		$ 159,279,678
Undistributed net investment income		602,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(562,250)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,738,840
Net Assets, for 5,550,095 shares outstanding		$ 186,058,994
Net Asset Value, offering price and redemption price per share ($186,058,994 ÷ 5,550,095 shares)		$ 33.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 733,715
Interest		7,468
Income from Fidelity Central Funds (including $98,161 from security lending)		194,626
Total income		935,809

Expenses
Management fee	$ 210,288
Transfer agent fees	121,555
Distribution fees	52,591
Licensing fees	52,591
Accounting and security lending fees	34,269
Custodian fees and expenses	3,421
Independent trustees' compensation	374
Registration fees	11,480
Audit	26,104
Legal	492
Miscellaneous	14,670
Total expenses before reductions	527,835
Expense reductions	(221,679)	306,156
Net investment income (loss)		629,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,178,711
Foreign currency transactions	306
Futures contracts	(1,093,825)
Total net realized gain (loss)		85,192
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,268,768)
Assets and liabilities in foreign currencies	(16)
Futures contracts	453,530
Total change in net unrealized appreciation (depreciation)		(9,815,254)
Net gain (loss)		(9,730,062)
Net increase (decrease) in net assets resulting from operations		$ (9,100,409)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 629,653	$ 969,693
Net realized gain (loss)	85,192	2,655,870
Change in net unrealized appreciation (depreciation)	(9,815,254)	13,942,137
Net increase (decrease) in net assets resulting from operations	(9,100,409)	17,567,700
Distributions to shareholders from net investment income	(955,824)	(554,801)
Distributions to shareholders from net realized gain	(2,655,065)	(1,394,836)
Total distributions	(3,610,889)	(1,949,637)
Share transactions Proceeds from sales of shares	34,811,476	98,042,961
Reinvestment of distributions	3,480,678	1,892,026
Cost of shares redeemed	(30,121,299)	(104,531,786)
Net increase (decrease) in net assets resulting from share transactions	8,170,855	(4,596,799)
Redemption fees	28,851	137,143
Total increase (decrease) in net assets	(4,511,592)	11,158,407

Net Assets
Beginning of period	190,570,586	179,412,179
End of period (including undistributed net investment income of $602,726 and undistributed net investment income of $1,012,249, respectively)	$ 186,058,994	$ 190,570,586
Other Information Shares
Sold	1,081,292	2,856,015
Issued in reinvestment of distributions	97,635	57,435
Redeemed	(940,784)	(3,047,231)
Net increase (decrease)	238,143	(133,781)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 35.88	$ 32.95	$ 30.32	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.12	.18	.14	.09	.38 G	.01
Net realized and unrealized gain (loss)	(1.81)	3.07	2.69	1.86	1.47	1.95
Total from investment operations	(1.69)	3.25	2.83	1.95	1.85	1.96
Distributions from net investment income	(.18)	(.10)	(.08)	(.30)	(.02)	-
Distributions from net realized gain	(.50)	(.25)	(.13)	(.14)	(.04)	-
Total distributions	(.68)	(.35)	(.21)	(.44)	(.06)	-
Redemption fees added to paid in capital D	.01	.03	.01	.02	.03	.01
Net asset value, end of period	$ 33.52	$ 35.88	$ 32.95	$ 30.32	$ 28.79	$ 26.97
Total Return B,C	(4.80)%	10.05%	9.42%	6.92%	6.99%	7.88%
Ratios to Average Net Assets E,I
Expenses before reductions	.60% A	.60%	.58%	.65%	.71%	1.30% A
Expenses net of fee waivers, if any	.35% A	.35%	.42%	.45%	.45%	.45% A
Expenses net of all reductions	.35% A	.35%	.42%	.45%	.45%	.45% A
Net investment income (loss)	.72% A	.52%	.47%	.30%	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,059	$ 190,571	$ 179,412	$ 117,324	$ 103,333	$ 29,687
Portfolio turnover rate F	6% A	18%	7%	10%	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,104,812
Unrealized depreciation	(22,207,068)
Net unrealized appreciation (depreciation)	$ 25,897,744
Cost for federal income tax purposes	$ 164,078,148

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,393,617 and $5,311,703, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of.06% of average net assets. The total amounts paid to and retained by FDC were $52,591 and $0, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2009. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $221,133.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $349 and $197, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,727,587,776.19	95.875
Withheld	1,020,991,311.90	4.125
TOTAL	24,748,579,088.09	100.000
Dennis J. Dirks
Affirmative	23,825,239,061.03	96.269
Withheld	923,340,027.06	3.731
TOTAL	24,748,579,088.09	100.000
Edward C. Johnson 3d
Affirmative	23,651,709,495.75	95.568
Withheld	1,096,869,592.34	4.432
TOTAL	24,748,579,088.09	100.000
Alan J. Lacy
Affirmative	23,800,282,191.08	96.168
Withheld	948,296,897.01	3.832
TOTAL	24,748,579,088.09	100.000
Ned C. Lautenbach
Affirmative	23,793,631,497.85	96.141
Withheld	954,947,590.24	3.859
TOTAL	24,748,579,088.09	100.000
Joseph Mauriello
Affirmative	23,811,616,983.60	96.214
Withheld	936,962,104.49	3.786
TOTAL	24,748,579,088.09	100.000
Cornelia M. Small
Affirmative	23,802,118,377.97	96.176
Withheld	946,460,710.12	3.824
TOTAL	24,748,579,088.09	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,739,468,362.04	95.923
Withheld	1,009,110,726.05	4.077
TOTAL	24,748,579,088.09	100.000
David M. Thomas
Affirmative	23,821,835,168.41	96.255
Withheld	926,743,919.68	3.745
TOTAL	24,748,579,088.09	100.000
Michael E. Wiley
Affirmative	23,809,071,367.86	96.204
Withheld	939,507,720.23	3.796
TOTAL	24,748,579,088.09	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Commonwealth Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	20,666,515,787.64	83.506
Against	2,780,145,204.68	11.233
Abstain	858,047,822.92	3.468
Broker Non-Votes	443,870,272.85	1.793
TOTAL	24,748,579,088.09	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

EIF-USAN-0708
1.802767.104

Fidelity®
Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market®, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq Stock Market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2008

From commencement of operations*
to May 31, 2008	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	646	54.84%	476	40.41%
25 - <50	31	2.63%	15	1.27%
50 - <75	6.51%		3.26%
75 - <100	0	-	0	-
100 or above	1	0.08%	0	-
Total	684	58.06%	494	41.94%

* September 25, 2003

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 952.00	$ 1.46
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.50	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	7.1	8.0
Apple, Inc.	4.5	4.0
Cisco Systems, Inc.	4.3	4.3
Google, Inc. Class A (sub. vtg.)	3.7	4.1
Intel Corp.	3.6	3.9
Oracle Corp.	3.2	2.6
QUALCOMM, Inc.	2.1	1.7
Research In Motion Ltd.	2.1	1.6
Gilead Sciences, Inc.	1.4	1.1
Amgen, Inc.	1.3	1.5
	33.3
Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.4	52.1
Health Care	12.9	13.4
Consumer Discretionary	12.2	12.3
Financials	8.6	9.1
Industrials	6.9	6.4
Energy	1.9	1.5
Consumer Staples	1.8	1.8
Telecommunication Services	1.4	1.5
Materials	1.4	1.2
Utilities	0.1	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	757	$ 16,949
Amerigon, Inc. (a)	829	10,296
Amerityre Corp. (a)	966	1,652
Ballard Power Systems, Inc. (a)(d)	3,620	15,494
China Automotive Systems, Inc. (a)	711	4,622
Dorman Products, Inc. (a)	336	3,192
Exide Technologies (a)	2,168	35,750
Federal-Mogul Corp. Class A (a)	2,841	56,763
Fuel Systems Solutions, Inc. (a)	743	20,715
Gentex Corp.	4,230	74,279
Hayes Lemmerz International, Inc. (a)	2,437	9,553
Noble International Ltd.	1,268	7,215
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,531	13,440
Shiloh Industries, Inc.	592	5,873
Spartan Motors, Inc.	575	5,192
Wonder Auto Technology, Inc. (a)	850	7,242
		288,227
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR (d)	1,367	24,264
Distributors - 0.1%
Audiovox Corp. Class A (a)	262	2,793
Core-Mark Holding Co., Inc. (a)	240	6,970
DXP Enterprises, Inc. (a)	324	13,329
LKQ Corp. (a)	4,150	91,964
Source Interlink Companies, Inc. (a)	1,153	1,372
		116,428
Diversified Consumer Services - 0.6%
American Public Education, Inc.	401	14,873
Apollo Group, Inc. Class A (non-vtg.) (a)	4,933	235,748
Capella Education Co. (a)	520	33,753
Career Education Corp. (a)	2,682	49,054
Coinstar, Inc. (a)	953	36,309
Corinthian Colleges, Inc. (a)	2,459	31,475
INVESTools, Inc. (a)	1,849	14,829
Lincoln Educational Services Corp. (a)	623	7,738
Matthews International Corp. Class A	972	46,277
Princeton Review, Inc. (a)	848	6,513
Steiner Leisure Ltd. (a)	471	18,209
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Stewart Enterprises, Inc. Class A	3,069	$ 21,176
Strayer Education, Inc.	431	86,157
		602,111
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	755	7,550
Ambassadors Group, Inc.	720	13,363
Ambassadors International, Inc.	393	2,488
Ameristar Casinos, Inc.	1,381	24,609
Benihana, Inc. (a)	95	856
Benihana, Inc. Class A (sub. vtg.)	189	1,690
BJ's Restaurants, Inc. (a)	884	11,333
Bob Evans Farms, Inc.	983	28,615
Buffalo Wild Wings, Inc. (a)	479	15,783
California Pizza Kitchen, Inc. (a)	798	11,100
Caribou Coffee Co., Inc. (a)	459	982
Carrols Restaurant Group, Inc. (a)	516	3,581
CBRL Group, Inc.	564	16,610
Century Casinos, Inc. (a)	775	3,100
Churchill Downs, Inc.	506	21,626
Cosi, Inc. (a)	1,702	5,174
Ctrip.com International Ltd. sponsored ADR	1,945	113,549
Denny's Corp. (a)	4,062	16,492
Einstein Noah Restaurant Group, Inc. (a)	600	8,424
Empire Resorts, Inc. (a)	1,323	5,014
FortuNet, Inc. (a)	395	2,492
Gaming Partners International Corp. (a)	297	1,761
Great Wolf Resorts, Inc. (a)	1,234	8,576
Home Inns & Hotels Management, Inc. sponsored ADR (a)	627	15,405
International Speedway Corp. Class A	965	42,827
Isle of Capri Casinos, Inc. (a)	984	6,740
Jamba, Inc. (a)(d)	1,954	4,533
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,434	1,047
McCormick & Schmick's Seafood Restaurants (a)	588	5,598
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	3,768	44,802
Monarch Casino & Resort, Inc. (a)	720	9,972
Morgans Hotel Group Co. (a)	971	12,497
MTR Gaming Group, Inc. (a)	1,170	6,318
Multimedia Games, Inc. (a)	810	4,406
O'Charleys, Inc.	753	8,358
P.F. Chang's China Bistro, Inc. (a)	679	18,048
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	862	$ 44,772
Papa John's International, Inc. (a)	765	22,514
Peet's Coffee & Tea, Inc. (a)	473	11,049
Penn National Gaming, Inc. (a)	2,504	116,236
Premier Exhibitions, Inc. (a)	1,124	5,553
Progressive Gaming International Corp. (a)	956	1,386
Red Robin Gourmet Burgers, Inc. (a)	583	19,595
Rick's Cabaret International, Inc. (a)	412	8,874
Ruth's Chris Steak House, Inc. (a)	471	3,325
Scientific Games Corp. Class A (a)	2,885	93,272
Shuffle Master, Inc. (a)	1,072	6,689
Sonic Corp. (a)	1,693	32,472
Starbucks Corp. (a)	21,464	390,430
Texas Roadhouse, Inc. Class A (a)	2,587	28,535
The Cheesecake Factory, Inc. (a)(d)	1,986	39,780
Town Sports International Holdings, Inc. (a)	843	7,022
Trump Entertainment Resorts, Inc. (a)	1,234	4,319
Wynn Resorts Ltd.	3,359	336,001
Youbet.com, Inc. (a)	1,618	2,395
		1,679,538
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	201	6,969
Bassett Furniture Industries, Inc.	622	7,458
California Coastal Communities, Inc. (a)	547	2,500
Cavco Industries, Inc. (a)	173	6,631
Comstock Homebuilding Companies, Inc. Class A (a)	258	163
Craftmade International, Inc.	330	2,152
Directed Electronics, Inc. (a)	431	664
Dixie Group, Inc. (a)	384	2,803
Flexsteel Industries, Inc.	655	7,533
Garmin Ltd. (d)	6,396	311,165
Helen of Troy Ltd. (a)	789	14,099
Hooker Furniture Corp.	577	11,644
iRobot Corp. (a)	676	9,478
Lifetime Brands, Inc.	396	2,776
Makita Corp. sponsored ADR	73	3,078
Palm Harbor Homes, Inc. (a)	820	6,207
Stanley Furniture Co., Inc.	666	7,899
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Syntax-Brillian Corp. (a)(d)	1,998	$ 1,598
Universal Electronics, Inc. (a)	503	12,786
		417,603
Internet & Catalog Retail - 1.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,323	10,954
Amazon.com, Inc. (a)	12,250	999,845
Blue Nile, Inc. (a)	501	26,708
dELiA*s, Inc. (a)	918	2,341
Drugstore.com, Inc. (a)	2,403	5,215
Expedia, Inc. (a)	7,650	185,513
Gaiam, Inc. Class A (a)	615	9,539
GSI Commerce, Inc. (a)	1,366	19,793
IAC/InterActiveCorp (a)	7,285	164,277
Liberty Media Corp. - Interactive Series A (a)	17,310	294,097
Netflix, Inc. (a)(d)	1,724	52,341
NutriSystem, Inc. (d)	1,005	20,623
Overstock.com, Inc. (a)	710	17,942
PC Mall, Inc. (a)	417	5,396
PetMed Express, Inc. (a)	910	12,695
Priceline.com, Inc. (a)	1,126	151,481
Shutterfly, Inc. (a)	622	8,963
Stamps.com, Inc. (a)	504	7,358
US Auto Parts Network, Inc. (a)	905	3,358
ValueVision Media, Inc. Class A (a)	1,197	5,279
		2,003,718
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	581	4,596
JAKKS Pacific, Inc. (a)	917	21,641
Pool Corp.	1,724	35,532
RC2 Corp. (a)	647	12,494
Smith & Wesson Holding Corp. (a)	1,127	6,503
		80,766
Media - 5.0%
ACME Communications, Inc. (a)	1,344	2,016
AirMedia Group, Inc. ADR	390	6,833
Alloy, Inc. (a)	449	3,861
Beasley Broadcast Group, Inc. Class A	700	3,290
Carmike Cinemas, Inc.	449	3,727
Central European Media Enterprises Ltd. Class A (a)	1,050	111,699
Charter Communications, Inc. Class A (a)	14,017	22,287
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CKX, Inc. (a)	3,301	$ 34,892
Comcast Corp.:
Class A	60,070	1,351,575
Class A (special) (non-vtg.)	27,753	618,614
Crown Media Holdings, Inc. Class A (a)(d)	2,725	13,680
CTC Media, Inc. (a)	4,455	123,314
Cumulus Media, Inc. Class A (a)	1,497	7,859
DG FastChannel, Inc. (a)	480	9,427
Discovery Holding Co. Class A (a)	7,884	206,482
DISH Network Corp. Class A (a)	6,189	217,296
Emmis Communications Corp. Class A (a)	865	2,569
Entertainment Distribution Co., Inc. (a)	2,368	1,066
Fisher Communications, Inc. (a)	275	9,658
Focus Media Holding Ltd. ADR (a)	3,408	137,308
Global Sources Ltd. (d)	1,378	20,808
Harris Interactive, Inc. (a)	2,020	3,838
IMAX Corp. (a)	1,929	13,947
Knology, Inc. (a)	1,456	21,592
Lakes Entertainment, Inc. (a)	931	5,186
Lamar Advertising Co. Class A (a)	2,276	95,251
Liberty Global, Inc.:
Class A (a)	4,706	168,710
Class B (a)(d)	153	4,959
Class C (a)	4,616	155,928
Liberty Media Corp.:
- Capital Series A (a)	4,418	65,475
- Entertainment Class A (a)	14,379	388,233
LodgeNet Entertainment Corp. (a)	852	5,547
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,201	9,308
Mediacom Communications Corp. Class A (a)	3,083	19,145
Morningstar, Inc. (a)	1,343	95,286
National CineMedia, Inc.	1,593	31,701
Navarre Corp. (a)	1,070	1,894
Net Servicos de Comunicacao SA sponsored ADR	440	6,318
New Frontier Media, Inc.	1,081	5,502
Outdoor Channel Holdings, Inc. (a)	1,401	11,082
Private Media Group, Inc. (a)	1,737	3,109
Radio One, Inc.:
Class A (a)	692	768
Class D (non-vtg.) (a)	2,337	2,734
RCN Corp.	915	11,081
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Regent Communication, Inc. (a)	1,932	$ 1,893
Rentrak Corp. (a)	371	5,175
RRSat Global Communications Network Ltd.	678	8,367
Salem Communications Corp. Class A	590	1,457
Scholastic Corp. (a)	1,261	39,217
Sinclair Broadcast Group, Inc. Class A	2,224	19,949
Sirius Satellite Radio, Inc. (a)(d)	45,999	115,917
Spanish Broadcasting System, Inc. Class A (a)	1,317	1,857
The DIRECTV Group, Inc. (a)	33,380	937,978
Thomson Reuters PLC ADR	71	13,779
Value Line, Inc.	455	17,995
Virgin Media, Inc.	10,159	159,395
WorldSpace, Inc. Class A (a)(d)	1,944	3,130
WPP Group PLC sponsored ADR	422	25,594
WPT Enterprises, Inc. (a)	556	639
Xinhua Finance Media Ltd. sponsored ADR (a)	684	2,025
XM Satellite Radio Holdings, Inc. Class A (a)	8,775	93,278
Young Broadcasting, Inc. Class A (a)	643	116
		5,482,616
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,778	102,508
Fred's, Inc. Class A	1,366	17,143
Sears Holdings Corp. (a)(d)	3,908	331,086
The Bon-Ton Stores, Inc.	383	2,551
Tuesday Morning Corp. (a)	1,223	6,335
		459,623
Specialty Retail - 1.6%
A.C. Moore Arts & Crafts, Inc. (a)	634	4,432
America's Car Mart, Inc. (a)	363	5,986
bebe Stores, Inc.	3,049	34,850
Bed Bath & Beyond, Inc. (a)	7,595	241,977
Big 5 Sporting Goods Corp.	786	7,066
Books-A-Million, Inc.	559	4,198
Cache, Inc. (a)	507	6,434
Casual Male Retail Group, Inc. (a)	994	4,065
Charlotte Russe Holding, Inc. (a)	521	9,774
Charming Shoppes, Inc. (a)	3,787	22,002
Citi Trends, Inc. (a)	451	10,012
Coldwater Creek, Inc. (a)	2,508	16,402
Conn's, Inc. (a)(d)	811	14,006
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cost Plus, Inc. (a)	623	$ 2,012
Dress Barn, Inc. (a)	1,937	29,965
Finish Line, Inc. Class A	1,388	11,007
Golfsmith International Holdings, Inc. (a)	427	918
Gymboree Corp. (a)	862	39,773
Hibbett Sports, Inc. (a)	861	18,098
Hot Topic, Inc. (a)	1,399	7,345
Jos. A. Bank Clothiers, Inc. (a)	467	12,702
Kirkland's, Inc. (a)	684	1,847
Monro Muffler Brake, Inc.	841	15,584
Mothers Work, Inc. (a)	94	1,143
NexCen Brands, Inc. (a)	2,075	1,370
O'Reilly Automotive, Inc. (a)	3,324	86,923
Pacific Sunwear of California, Inc. (a)	2,056	19,532
PetSmart, Inc.	3,935	92,236
Pomeroy IT Solutions, Inc. (a)	701	4,199
Rent-A-Center, Inc. (a)	1,980	41,540
Restoration Hardware, Inc. (a)	1,506	5,964
Ross Stores, Inc.	3,878	142,012
Select Comfort Corp. (a)	1,507	4,446
Shoe Carnival, Inc. (a)	183	2,672
Staples, Inc.	20,422	478,896
Stein Mart, Inc.	1,299	7,495
The Children's Place Retail Stores, Inc. (a)	888	30,565
Tractor Supply Co. (a)	1,104	37,724
Trans World Entertainment Corp. (a)	352	947
Ulta Salon, Cosmetics & Fragrance, Inc.	1,597	22,773
Urban Outfitters, Inc. (a)	4,812	154,898
West Marine, Inc. (a)	667	3,002
Wet Seal, Inc. Class A (a)	3,906	17,499
Wilsons Leather Experts, Inc. (a)	1,186	166
Winmark Corp. (a)	507	8,746
Zumiez, Inc. (a)	876	18,361
		1,703,564
Textiles, Apparel & Luxury Goods - 0.4%
Blue Holdings, Inc. (a)	1,230	578
Charles & Colvard Ltd.	552	740
Cherokee, Inc.	297	8,087
Columbia Sportswear Co.	1,014	44,433
Crocs, Inc. (a)(d)	2,377	24,269
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)	398	$ 54,415
FGX International Ltd.	446	4,598
Fossil, Inc. (a)	1,839	58,315
Fuqi International, Inc.	676	7,625
G-III Apparel Group Ltd. (a)	1,018	16,889
Heelys, Inc. (a)	699	3,069
Iconix Brand Group, Inc. (a)	1,850	26,825
K-Swiss, Inc. Class A	774	12,399
LJ International, Inc. (a)	719	2,588
Lululemon Athletica, Inc. (d)	1,370	43,826
Perry Ellis International, Inc. (a)	544	14,829
Steven Madden Ltd. (a)	730	14,958
Tandy Brands Accessories, Inc.	734	3,369
True Religion Apparel, Inc. (a)	698	17,645
Volcom, Inc. (a)	621	15,730
Wacoal Holdings Corp. sponsored ADR	155	10,142
Weyco Group, Inc.	656	18,873
		404,202
TOTAL CONSUMER DISCRETIONARY		13,262,660
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,273	90,841
Coca-Cola Bottling Co. Consolidated	231	11,947
Hansen Natural Corp. (a)(d)	2,646	82,661
Jones Soda Co. (a)	1,113	3,116
MGP Ingredients, Inc.	459	3,397
National Beverage Corp.	1,808	13,578
		205,540
Food & Staples Retailing - 1.1%
Andersons, Inc.	522	22,112
Arden Group, Inc. Class A	120	14,076
Casey's General Stores, Inc.	1,378	30,164
Costco Wholesale Corp.	12,697	905,550
Ingles Markets, Inc. Class A	420	10,231
Nash-Finch Co.	334	12,772
Pricesmart, Inc.	895	21,068
Spartan Stores, Inc.	868	20,815
Susser Holdings Corp. (a)	463	5,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Pantry, Inc. (a)	644	$ 7,857
United Natural Foods, Inc. (a)	1,279	27,204
Whole Foods Market, Inc.	3,972	115,188
Winn-Dixie Stores, Inc. (a)	1,575	28,429
		1,220,966
Food Products - 0.3%
AgFeed Industries, Inc. (a)	764	11,743
Alico, Inc.	185	7,387
Bridgford Foods Corp. (a)	1,399	9,331
Cal-Maine Foods, Inc.	818	25,522
Calavo Growers, Inc.	557	8,166
Cresud S.A.C.I.F. y A. sponsored ADR	1,676	24,352
Diamond Foods, Inc.	703	14,412
Farmer Brothers Co.	550	13,118
Green Mountain Coffee Roasters, Inc. (a)	698	30,126
Hain Celestial Group, Inc. (a)	1,071	30,813
Imperial Sugar Co.	373	5,409
J&J Snack Foods Corp.	636	18,476
Lancaster Colony Corp.	833	27,297
Lance, Inc.	1,103	23,064
Lifeway Foods, Inc. (a)	587	7,590
Origin Agritech Ltd. (a)(d)	504	3,190
Sanderson Farms, Inc.	710	35,450
Smart Balance, Inc. (a)	1,885	15,608
SunOpta, Inc. (a)	1,192	7,891
Synutra International, Inc. (a)(d)	1,620	53,152
		372,097
Household Products - 0.1%
Central Garden & Pet Co. (a)	973	7,784
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,330	17,382
WD-40 Co.	691	23,936
		49,102
Personal Products - 0.1%
Bare Escentuals, Inc. (a)(d)	2,439	48,926
Chattem, Inc. (a)	581	36,144
Elizabeth Arden, Inc. (a)	1,016	15,250
Inter Parfums, Inc.	681	17,141
Mannatech, Inc. (d)	843	5,328
Nutraceutical International Corp. (a)	905	11,973
Parlux Fragrances, Inc. (a)	829	2,794
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc. (a)	623	$ 6,242
Reliv International, Inc.	450	2,619
USANA Health Sciences, Inc. (a)(d)	377	9,595
		156,012
Tobacco - 0.0%
Star Scientific, Inc. (a)	2,392	4,640
TOTAL CONSUMER STAPLES		2,008,357
ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	1,125	29,171
Bronco Drilling Co., Inc. (a)	785	14,271
Dawson Geophysical Co. (a)	321	21,921
Exterran Partners LP	260	8,284
Global Industries Ltd. (a)	3,128	53,958
Gulf Island Fabrication, Inc.	491	20,318
Hercules Offshore, Inc. (a)	2,633	89,311
Lufkin Industries, Inc.	449	35,821
Matrix Service Co. (a)	775	18,685
Mitcham Industries, Inc. (a)	258	5,490
Omni Energy Services Corp. (a)	571	3,232
OYO Geospace Corp. (a)	162	9,140
Patterson-UTI Energy, Inc.	4,199	132,185
PHI, Inc. (non-vtg.) (a)	357	14,002
Superior Well Services, Inc. (a)	838	20,732
T-3 Energy Services, Inc. (a)	361	23,364
Tesco Corp. (a)	1,079	35,699
Trico Marine Services, Inc. (a)	522	20,040
Union Drilling, Inc. (a)	865	16,245
		571,869
Oil, Gas & Consumable Fuels - 1.4%
Alliance Holdings GP, LP	1,761	49,044
Alliance Resource Partners LP	1,006	46,035
APCO Argentina, Inc.	774	19,814
Approach Resources, Inc.	779	17,481
Atlas America, Inc.	1,179	80,915
ATP Oil & Gas Corp. (a)	1,095	46,702
BreitBurn Energy Partners LP	2,251	48,397
Brigham Exploration Co. (a)	1,615	23,531
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP	434	$ 6,879
Capital Product Partners LP	646	13,127
Carrizo Oil & Gas, Inc. (a)	885	59,260
Clayton Williams Energy, Inc. (a)	341	32,146
Clean Energy Fuels Corp. (d)	1,282	19,166
Copano Energy LLC	1,387	51,111
CREDO Petroleum Corp. (a)	220	3,560
Crosstex Energy LP	1,455	44,654
Crosstex Energy, Inc.	1,474	50,308
Delta Petroleum Corp. (a)	3,224	71,250
Dorchester Minerals LP	665	18,534
Double Eagle Petroleum Co. (a)	289	5,728
Eagle Rock Energy Partners LP	1,394	24,144
Edge Petroleum Corp. (a)	828	4,355
Energy XXI (Bermuda) Ltd. (a)(d)	2,606	18,372
EV Energy Partners LP	250	7,813
FX Energy, Inc. (a)	597	3,122
Geomet, Inc. (a)	1,784	14,700
Georesources, Inc. (a)	349	8,861
GMX Resources, Inc. (a)	478	23,073
Golar LNG Ltd. (NASDAQ)	2,081	38,228
Green Plains Renewable Energy, Inc. (a)	166	1,479
Gulfport Energy Corp. (a)	1,129	17,172
Hiland Holdings GP LP	626	16,871
Hiland Partners LP	206	10,298
Inergy Holdings LP	464	18,444
Inergy LP	1,479	41,575
Ivanhoe Energy, Inc. (a)	7,349	20,577
James River Coal Co. (a)	678	25,825
Knightsbridge Tankers Ltd. (d)	683	23,079
Legacy Reserves LP	921	21,211
Linn Energy LLC	3,626	82,201
Marine Petroleum Trust	403	14,065
Martin Midstream Partners LP	583	20,102
NGAS Resources, Inc. (a)	951	8,664
Pacific Ethanol, Inc. (a)(d)	1,065	3,770
Parallel Petroleum Corp. (a)	1,410	29,624
Petroleum Development Corp. (a)	529	36,554
PrimeEnergy Corp. (a)	116	7,307
Quest Resource Corp. (a)	1,485	16,498
Ram Energy Resources, Inc. (a)	3,246	18,697
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Regency Energy Partners LP	1,007	$ 27,199
Rex Energy Corp.	917	20,504
Rosetta Resources, Inc. (a)	1,619	43,600
Semgroup Energy Partners LP	872	23,753
StealthGas, Inc.	839	14,280
Syntroleum Corp. (a)	1,976	4,505
Targa Resources Partners LP	1,137	30,165
TC Pipelines LP	1,008	35,633
TEL Offshore Trust	220	6,444
Top Ships, Inc. (a)	1,244	11,072
Toreador Resources Corp. (a)	613	5,652
TransGlobe Energy Corp. (a)	1,345	6,959
TXCO Resources, Inc. (a)	963	10,660
Uranium Resources, Inc. (a)	1,819	8,095
Verenium Corp. (a)(d)	1,665	3,996
Warren Resources, Inc. (a)	1,913	25,864
		1,562,704
TOTAL ENERGY		2,134,573
FINANCIALS - 8.6%
Capital Markets - 2.5%
American Capital Strategies Ltd. (d)	5,636	180,352
BGC Partners, Inc. Class A (a)	1,435	12,800
Broadpoint Securities Group, Inc. (a)	783	2,075
Calamos Asset Management, Inc. Class A	687	13,898
Capital Southwest Corp.	143	17,230
Charles Schwab Corp.	34,091	756,138
Cowen Group, Inc. (a)	427	3,390
Diamond Hill Investment Group, Inc. (a)	132	12,401
E*TRADE Financial Corp. (a)(d)	12,316	50,496
Epoch Holding Corp.	822	8,771
FBR Capital Markets Corp. (d)	2,141	10,983
FCStone Group, Inc. (a)	877	34,317
FirstCity Financial Corp. (a)	634	2,764
GFI Group, Inc.	3,329	39,415
Harris & Harris Group, Inc. (a)	908	7,237
International Assets Holding Corp. (a)	312	8,536
Knight Capital Group, Inc. Class A (a)	2,922	52,041
Northern Trust Corp.	6,472	491,872
optionsXpress Holdings, Inc.	1,737	39,673
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Penson Worldwide, Inc. (a)	664	$ 8,898
Prospect Capital Corp.	1,092	15,790
Sanders Morris Harris Group, Inc.	723	5,278
SEI Investments Co.	5,937	143,200
T. Rowe Price Group, Inc.	7,633	442,103
TD Ameritrade Holding Corp. (a)	17,665	319,913
Thomas Weisel Partners Group, Inc. (a)	850	5,797
TradeStation Group, Inc. (a)	1,331	14,015
U.S. Global Investments, Inc. Class A	587	8,864
		2,708,247
Commercial Banks - 3.1%
1st Source Corp.	822	17,952
Alliance Financial Corp.	255	6,028
Amcore Financial, Inc.	579	5,674
American National Bankshares, Inc.	380	6,749
American River Bankshares	360	4,975
AmericanWest Bancorp	581	1,946
Ameris Bancorp	522	7,245
Ames National Corp.	261	5,742
Arrow Financial Corp.	637	14,333
Associated Banc-Corp.	3,449	94,192
BancFirst Corp.	440	19,109
Bancorp Rhode Island, Inc.	478	15,889
Bancorp, Inc., Delaware (a)	451	4,803
BancTrust Financial Group, Inc.	936	9,416
Bank of Florida Corp. (a)	418	4,180
Bank of Granite Corp.	754	7,668
Bank of Marin Bancorp	265	7,582
Bank of the Ozarks, Inc.	528	12,867
Banner Corp.	539	9,804
BNC Bancorp	259	3,561
BOK Financial Corp.	1,873	109,065
Boston Private Financial Holdings, Inc.	1,083	9,130
Bridge Capital Holdings (a)	390	5,772
Bryn Mawr Bank Corp.	427	8,988
Capital Bank Corp.	250	2,603
Capital City Bank Group, Inc. (d)	656	17,555
Capital Corp. of the West	306	1,784
Cardinal Financial Corp.	941	8,083
Cascade Bancorp	929	8,147
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cascade Financial Corp.	648	$ 5,832
Cathay General Bancorp	1,432	22,024
Center Bancorp, Inc.	801	7,746
Center Financial Corp., California	418	3,912
Centerstate Banks of Florida, Inc.	460	6,445
Century Bancorp, Inc. Class A (non-vtg.)	363	6,661
Chemical Financial Corp.	681	16,616
Citizens & Northern Corp.	234	4,575
Citizens Banking Corp., Michigan	2,122	11,756
City Bank Lynnwood, Washington	561	8,123
City Holding Co.	542	23,317
CNB Financial Corp., Pennsylvania	512	7,291
CoBiz, Inc.	479	5,068
Colony Bankcorp, Inc.	299	3,379
Columbia Bancorp, Oregon	287	3,275
Columbia Banking Systems, Inc.	598	15,985
Commerce Bancshares, Inc.	2,105	92,452
Community Bancorp (a)	383	3,060
Community Trust Bancorp, Inc.	429	13,145
CVB Financial Corp.	2,332	24,719
Eagle Bancorp, Inc., Maryland	501	5,596
East West Bancorp, Inc.	1,777	23,527
Eastern Virgina Bankshares, Inc.	207	3,488
Enterprise Financial Services Corp.	625	12,531
EuroBancshares, Inc. (a)	319	1,774
Fidelity Southern Corp.	526	3,408
Fifth Third Bancorp	15,348	287,008
Financial Institutions, Inc.	210	3,866
First Bancorp, North Carolina	528	8,876
First Charter Corp.	939	28,902
First Citizen Bancshares, Inc.	258	41,136
First Community Bancshares, Inc.	386	13,120
First Financial Bancorp, Ohio	1,442	16,424
First Financial Bankshares, Inc.	667	30,549
First Financial Corp., Indiana	396	12,969
First M&F Corp.	396	5,536
First Mariner Bancorp, Inc. (a)	646	2,597
First Merchants Corp.	429	10,618
First Midwest Bancorp, Inc., Delaware	1,323	34,530
First of Long Island Corp.	384	8,052
First Regional Bancorp (a)	368	3,927
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First South Bancorp, Inc., Virginia	823	$ 15,851
First State Bancorp.	999	7,742
First United Corp.	416	7,729
Firstbank Corp., Michigan	252	3,175
FirstMerit Corp.	2,383	48,160
FNB Corp., North Carolina	295	2,968
Frontier Financial Corp., Washington (d)	1,183	17,390
Fulton Financial Corp.	4,899	61,825
Gateway Financial Holdings, Inc.	570	5,660
German American Bancorp, Inc.	896	11,182
Glacier Bancorp, Inc.	1,531	31,753
Great Southern Bancorp, Inc.	391	4,516
Greater Community Bancorp	605	10,527
Green Bankshares, Inc.	359	6,954
Grupo Financiero Galicia SA sponsored ADR (a)	1,784	9,491
Guaranty Bancorp (a)	1,731	10,369
Hancock Holding Co.	950	42,266
Hanmi Financial Corp.	1,600	10,240
Harleysville National Corp., Pennsylvania	1,114	15,106
Heartland Financial USA, Inc.	528	12,355
Heritage Commerce Corp.	1,036	16,493
Heritage Financial Corp., Washington	209	3,505
Home Bancshares, Inc.	858	19,734
Horizon Financial Corp.	480	5,194
Huntington Bancshares, Inc.	11,055	98,500
IBERIABANK Corp.	374	19,725
Independent Bank Corp., Massachusetts	780	22,854
Independent Bank Corp., Michigan	538	3,233
Integra Bank Corp.	605	8,694
International Bancshares Corp.	1,872	47,436
Intervest Bancshares Corp. Class A	241	2,114
Investors Bancorp, Inc. (a)	3,306	47,243
Lakeland Bancorp, Inc.	884	13,030
Lakeland Financial Corp.	607	14,526
LNB Bancorp, Inc.	647	7,117
Macatawa Bank Corp.	392	3,524
MainSource Financial Group, Inc.	835	14,011
MB Financial, Inc.	1,027	29,239
MBT Financial Corp.	754	6,379
Mercantile Bank Corp.	187	1,573
Merchants Bancshares, Inc.	507	11,651
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Metrocorp Bancshares, Inc.	73	$ 938
Midwest Banc Holdings, Inc.	962	8,446
Nara Bancorp, Inc.	1,075	13,674
National Bankshares, Inc.	598	10,644
National Penn Bancshares, Inc.	2,269	38,845
NBT Bancorp, Inc.	928	22,755
NewBridge Bancorp	1,005	9,296
North Valley Bancorp	418	3,816
Northern States Financial Corp.	291	5,232
Northfield Bancorp, Inc. (a)	1,624	18,221
Northrim Bancorp, Inc.	291	5,456
Old Point Financial Corp.	331	5,749
Old Second Bancorp, Inc.	669	12,704
Pacific Capital Bancorp	1,194	23,808
Pacific Continental Corp.	339	5,061
Pacific Mercantile Bancorp	403	3,683
PacWest Bancorp	829	17,475
Penns Woods Bancorp, Inc.	341	10,370
Pennsylvania Communication Bancorp, Inc. (a)	277	7,440
Peoples Bancorp, Inc.	363	8,599
Pinnacle Financial Partners, Inc. (a)	865	23,260
Popular, Inc. (d)	8,461	92,225
Preferred Bank, Los Angeles California	384	3,425
PremierWest Bancorp	527	4,527
PrivateBancorp, Inc.	779	29,509
Prosperity Bancshares, Inc.	1,388	44,333
Provident Bankshares Corp.	874	8,355
Renasant Corp.	579	13,444
Republic Bancorp, Inc., Kentucky Class A	800	19,920
Republic First Bancorp, Inc.	569	2,652
Royal Bancshares of Pennsylvania, Inc. Class A	534	5,078
S&T Bancorp, Inc.	658	21,392
S.Y. Bancorp, Inc.	678	17,106
Sandy Spring Bancorp, Inc.	524	13,876
SCBT Financial Corp.	342	11,389
Seacoast Banking Corp., Florida	632	6,794
Security Bank Corp., Georgia	811	4,461
Shore Bancshares, Inc.	123	2,916
Sierra Bancorp	343	7,556
Signature Bank, New York (a)	850	24,259
Silver State Bancorp (a)	788	2,309
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	521	$ 15,854
Smithtown Bancorp, Inc.	150	3,092
South Financial Group, Inc.	2,244	12,364
Southern Community Financial Corp.	458	3,279
Southside Bancshares, Inc.	551	12,061
Southwest Bancorp, Inc., Oklahoma	709	12,025
State Bancorp, Inc., New York	417	5,817
StellarOne Corp.	871	15,051
Sterling Bancshares, Inc.	2,137	21,840
Sterling Financial Corp., Washington	1,604	14,244
Suffolk Bancorp	512	17,234
Summit Financial Group, Inc.	288	3,692
Sun Bancorp, Inc., New Jersey	562	6,148
Superior Bancorp	256	3,791
Susquehanna Bancshares, Inc., Pennsylvania	2,584	49,742
SVB Financial Group (a)	889	45,561
Taylor Capital Group, Inc.	408	5,243
Temecula Valley Bancorp, Inc. (d)	426	2,565
Texas Capital Bancshares, Inc. (a)	972	17,613
The First Bancorp, Inc.	469	8,386
TIB Financial Corp.	624	4,000
Trico Bancshares	587	9,674
Trustmark Corp.	1,495	29,840
UCBH Holdings, Inc.	2,574	12,561
UMB Financial Corp.	1,125	58,691
Umpqua Holdings Corp. (d)	1,936	26,988
Union Bankshares Corp.	523	10,486
United Bankshares, Inc., West Virginia	1,280	36,339
United Community Banks, Inc., Georgia (d)	1,086	11,360
United Security Bancshares, Inc.	341	5,988
United Security Bancshares, California (d)	656	9,781
Univest Corp. of Pennsylvania	669	16,431
Vineyard National Bancorp (d)	1,301	3,942
Virginia Commerce Bancorp, Inc.	1,181	7,145
VIST Financial Corp.	325	5,450
Washington Banking Co., Oak Harbor	248	3,229
Washington Trust Bancorp, Inc.	280	6,628
WesBanco, Inc.	970	21,340
West Bancorp., Inc.	504	6,048
West Coast Bancorp, Oregon	583	6,745
Westamerica Bancorp.	796	44,178
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Whitney Holding Corp.	1,727	$ 39,237
Wilshire Bancorp, Inc.	756	6,751
Wintrust Financial Corp.	598	18,646
Yadkin Valley Financial Corp.	626	9,509
Zions Bancorp	2,972	128,063
		3,411,341
Consumer Finance - 0.1%
Advanta Corp.:
Class A	514	4,061
Class B	786	6,838
Cardtronics, Inc.	1,427	14,070
Cash Systems, Inc. (a)	1,638	622
CompuCredit Corp. (a)	1,495	13,724
Consumer Portfolio Services, Inc. (a)	743	2,118
Credit Acceptance Corp. (a)	930	24,282
Dollar Financial Corp. (a)	667	13,293
EZCORP, Inc. (non-vtg.) Class A (a)	1,227	15,497
First Cash Financial Services, Inc. (a)	809	12,451
QC Holdings, Inc.	601	4,988
United Panam Financial Corp. (a)	589	2,185
World Acceptance Corp. (a)	426	18,838
		132,967
Diversified Financial Services - 0.4%
Ampal-American Israel Corp. Class A (a)	1,440	8,179
Asset Acceptance Capital Corp.	1,058	14,907
Asta Funding, Inc.	372	3,039
Compass Diversified Holdings	1,086	14,878
Elron Electronic Industries Ltd. (a)	838	7,475
Encore Capital Group, Inc. (a)	1,037	10,961
Interactive Brokers Group, Inc.	1,162	37,846
MarketAxess Holdings, Inc. (a)	867	6,780
Marlin Business Services Corp. (a)	438	3,127
Medallion Financial Corp.	807	7,788
NewStar Financial, Inc. (a)	2,247	12,089
PICO Holdings, Inc. (a)	665	27,571
Portfolio Recovery Associates, Inc. (d)	357	14,669
Resource America, Inc. Class A	503	5,050
The NASDAQ Stock Market, Inc. (a)	5,971	209,164
		383,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.1%
21st Century Holding Co.	523	$ 5,371
Affirmative Insurance Holdings, Inc.	417	3,236
Amcomp, Inc. (a)	512	5,678
American National Insurance Co.	763	84,136
American Physicians Capital, Inc.	416	18,936
Amerisafe, Inc. (a)	524	8,326
Amtrust Financial Services, Inc.	1,983	29,666
Arch Capital Group Ltd. (a)	1,904	133,965
Argo Group International Holdings, Ltd. (a)	912	35,194
Baldwin & Lyons, Inc. Class B	426	9,248
Brooke Corp.	594	671
CastlePoint Holdings Ltd.	941	10,153
Cincinnati Financial Corp.	4,623	161,897
CNinsure, Inc. ADR	435	6,803
Donegal Group, Inc. Class A	780	13,970
Eastern Insurance Holdings, Inc.	206	3,368
eHealth, Inc. (a)	797	19,869
EMC Insurance Group	555	15,557
Enstar Group Ltd. (a)	377	40,241
Erie Indemnity Co. Class A	1,500	76,785
FPIC Insurance Group, Inc. (a)	441	20,070
Greenlight Capital Re, Ltd.	818	16,123
Hallmark Financial Services, Inc. (a)	1,093	13,881
Harleysville Group, Inc.	917	35,772
Infinity Property & Casualty Corp.	468	18,870
IPC Holdings Ltd.	1,570	44,588
Kansas City Life Insurance Co.	374	19,646
Life Partners Holdings, Inc.	314	6,892
Max Capital Group Ltd.	1,475	35,577
National Interstate Corp.	533	12,238
National Western Life Insurance Co. Class A	112	26,407
Navigators Group, Inc. (a)	489	24,690
Philadelphia Consolidated Holdings Corp. (a)	2,025	75,431
PMA Capital Corp. Class A (a)	1,159	11,567
Presidential Life Corp.	743	13,092
ProCentury Corp.	546	9,615
Quanta Capital Holdings Ltd. (a)	4,846	12,939
RAM Holdings Ltd. (a)	599	749
Safety Insurance Group, Inc.	398	15,387
SeaBright Insurance Holdings, Inc. (a)	546	8,365
Selective Insurance Group, Inc.	1,598	34,964
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Specialty Underwriters' Alliance, Inc. (a)	1,026	$ 4,884
State Auto Financial Corp.	1,181	32,537
Tower Group, Inc.	749	19,526
United America Indemnity Ltd. Class A (a)	623	9,077
United Fire & Casualty Co.	901	32,517
		1,238,474
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	414	7,464
Investors Real Estate Trust	2,630	27,510
Mission West Properties, Inc.	500	5,865
Monmouth Real Estate Investment Corp. Class A	1,578	11,125
Origen Financial, Inc.	1,542	2,313
		54,277
Real Estate Management & Development - 0.1%
Elbit Imaging Ltd.	768	42,770
FirstService Corp. (sub. vtg.)	1,017	17,116
FX Real Estate & Entertainment, Inc. (a)	1,391	5,439
Housevalues, Inc. (a)	624	1,704
Meruelo Maddux Properties, Inc. (a)	2,339	6,549
Stratus Properties, Inc. (a)	206	5,457
Thomas Properties Group, Inc.	1,388	14,380
ZipRealty, Inc. (a)	906	4,358
		97,773
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	875	8,776
Anchor BanCorp Wisconsin, Inc.	680	9,540
Atlantic Coast Federal Corp.	516	4,494
Bank Mutual Corp.	1,558	17,278
BankFinancial Corp.	896	13,341
BankUnited Financial Corp. Class A (d)	1,004	3,163
Beneficial Mutual Bancorp, Inc. (a)	2,952	34,066
Berkshire Bancorp, Inc.	713	10,909
Berkshire Hills Bancorp, Inc.	539	13,642
Beverly Hills Bancorp, Inc.	1,104	2,760
Brookline Bancorp, Inc., Delaware	1,513	15,206
Camco Financial Corp.	384	4,646
Capitol Federal Financial	2,055	84,255
CFS Bancorp, Inc.	275	3,927
Citizens First Bancorp, Inc., Delaware	330	2,445
Citizens South Banking Corp., Delaware	352	3,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clayton Holdings, Inc. (a)	710	$ 4,182
Clifton Savings Bancorp, Inc.	734	7,479
Cooperative Bankshares, Inc.	463	3,936
Corus Bankshares, Inc. (d)	1,751	10,068
Dime Community Bancshares, Inc.	1,268	23,052
ESB Financial Corp.	1,083	11,686
First Busey Corp. (d)	958	17,455
First Defiance Financial Corp.	252	4,874
First Federal Bancshares of Arkansas, Inc.	314	3,934
First Financial Holdings, Inc.	612	15,349
First Niagara Financial Group, Inc.	3,390	48,036
First PacTrust Bancorp, Inc.	348	5,558
First Place Financial Corp.	648	8,249
Flushing Financial Corp.	955	18,737
Fox Chase Bancorp, Inc. (a)	593	7,442
Franklin Bank Corp. (a)	624	636
HMN Financial, Inc.	168	2,789
Home Federal Bancorp, Inc.	1,234	14,438
Hudson City Bancorp, Inc.	15,334	272,945
K-Fed Bancorp	634	7,215
Kearny Financial Corp.	2,551	29,694
LSB Corp.	579	9,206
MASSBANK Corp.	232	9,136
MutualFirst Financial, Inc.	263	2,683
NASB Financial, Inc.	131	3,347
Northwest Bancorp, Inc.	1,334	32,723
OceanFirst Financial Corp.	764	15,685
Oritani Financial Corp. (a)	1,147	17,893
Pamrapo Bancorp, Inc.	503	7,550
Parkvale Financial Corp.	216	5,666
People's United Financial, Inc.	9,958	164,606
Provident Financial Holdings, Inc.	175	2,263
Provident New York Bancorp	1,617	21,037
Pulaski Financial Corp.	142	1,612
PVF Capital Corp.	231	2,428
Riverview Bancorp, Inc.	968	8,635
Rockville Financial, Inc.	1,250	17,300
Roma Financial Corp.	1,193	17,680
Severn Bancorp, Inc.	580	4,385
TFS Financial Corp.	9,792	121,715
TierOne Corp.	583	4,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Triad Guaranty, Inc. (a)	492	$ 1,087
Trustco Bank Corp., New York	2,827	24,765
United Community Financial Corp., Ohio	1,006	6,106
United Financial Bancorp, Inc.	761	9,307
United Western Bancorp, Inc.	193	3,331
ViewPoint Financial Group	1,077	17,437
Washington Federal, Inc.	2,407	53,893
Wauwatosa Holdings, Inc. (a)	1,325	17,318
Willow Financial Bancorp, Inc.	331	3,181
WSFS Financial Corp.	205	10,445
		1,366,030
TOTAL FINANCIALS		9,392,632
HEALTH CARE - 12.9%
Biotechnology - 6.5%
Aastrom Biosciences, Inc. (a)	3,598	1,407
Abraxis BioScience, Inc. (a)	1,169	75,915
Acadia Pharmaceuticals, Inc. (a)	1,696	14,925
Accentia Biopharmaceutical, Inc. (a)(d)	2,075	2,117
Achillion Pharmaceuticals, Inc. (a)	1,387	4,244
Acorda Therapeutics, Inc. (a)	896	19,318
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,250	3,261
Affymax, Inc. (a)	478	7,127
Alexion Pharmaceuticals, Inc. (a)	1,192	85,049
Alkermes, Inc. (a)	2,841	35,995
Allos Therapeutics, Inc. (a)	3,249	20,599
Alnylam Pharmaceuticals, Inc. (a)	1,226	35,407
Altus Pharmaceuticals, Inc. (a)	1,038	4,453
Amgen, Inc. (a)	31,809	1,400,550
Amicus Therapeutics, Inc.	773	8,039
Amylin Pharmaceuticals, Inc. (a)	3,873	123,045
Anadys Pharmaceuticals, Inc. (a)	1,076	3,131
Antigenics, Inc. (a)(d)	1,476	3,410
Arena Pharmaceuticals, Inc. (a)	2,833	14,533
ARIAD Pharmaceuticals, Inc. (a)	3,292	8,493
ArQule, Inc. (a)	1,355	5,799
Array Biopharma, Inc. (a)	1,241	7,719
AVI BioPharma, Inc. (a)	1,427	1,998
BELLUS Health, Inc. (a)	1,684	2,746
BioCryst Pharmaceuticals, Inc. (a)	1,682	4,945
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	8,748	$ 548,937
BioMarin Pharmaceutical, Inc. (a)	2,994	114,281
Bionovo, Inc. (a)(d)	2,928	2,899
Celgene Corp. (a)	12,758	776,452
Cell Genesys, Inc. (a)	2,430	8,602
Cell Therapeutics, Inc. (a)(d)	1,438	853
Cephalon, Inc. (a)	2,059	139,415
Cepheid, Inc. (a)	1,544	40,638
Combinatorx, Inc. (a)	2,583	9,428
Cougar Biotechnology, Inc. (a)	766	20,697
Critical Therapeutics, Inc. (a)	1,317	408
Crucell NV sponsored ADR (a)	343	6,555
Cubist Pharmaceuticals, Inc. (a)	1,986	37,853
CuraGen Corp. (a)	2,195	2,458
Curis, Inc. (a)	1,888	2,775
CV Therapeutics, Inc. (a)	1,907	16,839
Cytokinetics, Inc. (a)	1,376	5,532
CytRx Corp.	4,197	3,693
deCODE genetics, Inc. (a)	2,086	2,420
Dendreon Corp. (a)(d)	2,777	14,440
Dyax Corp. (a)	2,119	7,798
Dynavax Technologies Corp. (a)	1,201	1,946
Encysive Pharmaceuticals, Inc. (a)	1,791	4,209
EntreMed, Inc. (a)	3,684	2,651
Enzon Pharmaceuticals, Inc. (a)	1,994	17,547
EPIX Pharmaceuticals, Inc. (a)	1,321	2,893
Exact Sciences Corp. (a)	2,184	4,324
Favrille, Inc. (a)	2,074	202
Genelabs Technologies, Inc. (a)	1,317	1,198
Genitope Corp. (a)	1,899	190
Genomic Health, Inc. (a)	856	14,809
GenVec, Inc. (a)	2,913	5,214
Genzyme Corp. (a)	7,811	534,741
Geron Corp. (a)(d)	2,525	10,731
Gilead Sciences, Inc. (a)	27,229	1,506,308
GTx, Inc. (a)	1,083	16,267
Halozyme Therapeutics, Inc. (a)	2,020	10,464
Hana Biosciences, Inc. (a)	914	768
Human Genome Sciences, Inc. (a)	4,027	23,679
Idenix Pharmaceuticals, Inc. (a)	1,617	10,575
Idera Pharmaceuticals, Inc. (a)(d)	1,175	17,625
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImClone Systems, Inc. (a)	2,580	$ 112,436
ImmunoGen, Inc. (a)	1,820	8,281
Immunomedics, Inc. (a)(d)	2,766	7,385
Incyte Corp. (a)	2,547	24,731
Indevus Pharmaceuticals, Inc. (a)	2,417	10,852
Infinity Pharmaceuticals, Inc. (a)	223	1,639
Inhibitex, Inc. (a)	1,010	657
InterMune, Inc. (a)	1,070	15,087
Introgen Therapeutics, Inc. (a)	1,175	2,409
Isis Pharmaceuticals, Inc. (a)	2,591	36,637
Keryx Biopharmaceuticals, Inc. (a)	1,498	764
Kosan Biosciences, Inc. (a)	1,285	6,965
La Jolla Pharmaceutical Co. (a)	2,042	3,900
Lexicon Pharmaceuticals, Inc. (a)	4,472	9,436
Ligand Pharmaceuticals, Inc. Class B	3,931	13,798
MannKind Corp. (a)(d)	2,755	8,265
Marshall Edwards, Inc. (a)	1,650	4,670
Martek Biosciences (a)	1,072	40,479
Maxygen, Inc. (a)	1,256	7,398
Medarex, Inc. (a)	3,663	31,905
Memory Pharmaceuticals Corp. (a)	2,368	1,186
Metabasis Therapeutics, Inc. (a)	1,137	2,012
Metabolix, Inc. (a)	753	8,449
Molecular Insight Pharmaceuticals, Inc. (a)	1,048	7,378
Momenta Pharmaceuticals, Inc. (a)	1,235	15,833
Monogram Biosciences, Inc. (a)	4,701	5,171
Myriad Genetics, Inc. (a)	1,411	68,321
Nabi Biopharmaceuticals (a)	2,983	12,350
Neopharm, Inc. (a)	810	494
Neose Technologies, Inc. (a)	980	578
Neurocrine Biosciences, Inc. (a)	1,038	5,117
Neurogen Corp. (a)	1,367	1,135
NeurogesX, Inc.	786	2,672
Northfield Laboratories, Inc. (a)	1,022	910
Novacea, Inc. (a)	1,005	3,256
Novavax, Inc. (a)	2,281	6,843
NPS Pharmaceuticals, Inc. (a)	1,748	7,866
Nuvelo, Inc. (a)	1,682	1,295
Nymox Pharmaceutical Corp. (a)	853	3,634
Omrix Biopharmaceuticals, Inc. (a)	515	9,368
ONYX Pharmaceuticals, Inc. (a)	1,653	58,417
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orchid Cellmark, Inc. (a)	1,877	$ 5,312
OREXIGEN Therapeutics, Inc.	896	7,804
Orthologic Corp. (a)	1,932	1,990
Oscient Pharmaceuticals Corp. (a)	1,131	2,375
OSI Pharmaceuticals, Inc. (a)	1,771	62,516
Osiris Therapeutics, Inc. (a)(d)	972	13,618
OXiGENE, Inc. (a)	1,241	2,048
Panacos Pharmaceuticals, Inc. (a)	2,620	1,415
PDL BioPharma, Inc.	3,387	34,717
Peregrine Pharmaceuticals, Inc. (a)	5,072	2,181
Pharmacopeia Drug Discovery, Inc. (a)	1,230	5,301
Pharmacyclics, Inc. (a)	857	883
Pharmasset, Inc.	700	12,670
Poniard Pharmaceuticals, Inc. (a)	1,377	5,453
Progenics Pharmaceuticals, Inc. (a)	939	15,381
QLT, Inc. (a)	2,547	10,061
Regeneron Pharmaceuticals, Inc. (a)	2,209	43,959
Repligen Corp. (a)	1,037	5,983
Rigel Pharmaceuticals, Inc. (a)	1,160	27,074
RXi Pharmaceuticals Corp.	209	2,023
Sangamo Biosciences, Inc. (a)(d)	1,322	14,648
Savient Pharmaceuticals, Inc. (a)	1,699	45,261
SciClone Pharmaceuticals, Inc. (a)	1,408	2,520
Seattle Genetics, Inc. (a)	2,345	21,926
Senomyx, Inc. (a)	1,120	5,790
Sonus Pharmaceuticals, Inc. (a)	2,019	686
StemCells, Inc. (a)	2,413	3,402
Sunesis Pharmaceuticals, Inc. (a)	1,394	2,788
Targacept, Inc. (a)	777	6,154
Telik, Inc. (a)(d)	1,778	3,858
Tercica, Inc. (a)	1,703	7,255
Theravance, Inc. (a)	1,506	20,376
Third Wave Technologies, Inc. (a)	1,813	19,236
Threshold Pharmaceuticals, Inc. (a)	1,504	466
TorreyPines Therapeutics, Inc. (a)	805	1,071
Trimeris, Inc.	653	3,879
Trubion Pharmaceuticals, Inc. (a)(d)	502	3,122
United Therapeutics Corp. (a)	672	64,183
Vanda Pharmaceuticals, Inc. (a)	955	4,469
Vertex Pharmaceuticals, Inc. (a)	4,408	126,201
Vical, Inc. (a)	1,517	4,839
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)	5,441	$ 10,882
Zymogenetics, Inc. (a)(d)	2,028	18,293
		7,067,587
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	829	24,364
Abiomed, Inc. (a)	918	13,568
Accuray, Inc. (a)	1,606	15,353
Align Technology, Inc. (a)	1,938	25,523
Alphatec Holdings, Inc. (a)	1,960	9,722
American Medical Systems Holdings, Inc. (a)	2,080	31,429
Analogic Corp.	374	25,065
Angiodynamics, Inc. (a)	416	6,444
Anika Therapeutics, Inc. (a)	907	7,891
ArthroCare Corp. (a)	827	36,479
Aspect Medical Systems, Inc. (a)	876	4,687
Atrion Corp.	93	9,812
BioLase Technology, Inc. (a)	765	2,486
Candela Corp. (a)	481	1,198
Cardiac Science Corp. (a)	295	2,785
Cardica, Inc. (a)	648	4,614
Cardiodynamics International Corp. (a)	304	553
Cerus Corp. (a)	1,320	6,521
China Medical Technologies, Inc. sponsored ADR	643	25,353
Clinical Data, Inc. (a)	708	13,537
Conceptus, Inc. (a)	807	15,317
CONMED Corp. (a)	939	25,062
Cutera, Inc. (a)	309	3,164
Cyberonics, Inc. (a)	1,018	18,049
Cynosure, Inc. Class A (a)	237	5,814
Datascope Corp.	473	20,207
DENTSPLY International, Inc.	4,506	182,673
DexCom, Inc. (a)	699	5,515
Endologix, Inc. (a)	1,726	4,539
ev3, Inc. (a)	2,718	27,044
Exactech, Inc. (a)	335	8,908
Gen-Probe, Inc. (a)	1,542	87,801
Given Imaging Ltd. (a)	961	14,415
Hansen Medical, Inc. (a)	533	9,557
HealthTronics, Inc. (a)	839	3,171
Hologic, Inc. (a)	7,675	184,430
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Home Diagnostics, Inc. (a)	494	$ 3,922
I-Flow Corp. (a)	1,092	14,993
ICU Medical, Inc. (a)	484	12,332
IDEXX Laboratories, Inc. (a)	1,773	89,537
Immucor, Inc. (a)	2,255	60,502
Insulet Corp.	730	11,899
Integra LifeSciences Holdings Corp. (a)	800	33,616
Intuitive Surgical, Inc. (a)	1,136	333,518
IRIS International, Inc. (a)	493	7,799
Kensey Nash Corp. (a)	429	12,604
Masimo Corp.	1,755	60,653
Medical Action Industries, Inc. (a)	506	6,720
Meridian Bioscience, Inc.	1,237	36,281
Merit Medical Systems, Inc. (a)	730	11,622
Micrus Endovascular Corp. (a)	414	4,682
Natus Medical, Inc. (a)	800	17,248
Neogen Corp. (a)	449	11,827
NeuroMetrix, Inc. (a)	431	922
NMT Medical, Inc. (a)	610	2,922
Northstar Neuroscience, Inc. (a)	618	1,044
NUCRYST Pharmaceuticals Corp. (a)	686	816
NuVasive, Inc. (a)	1,030	43,600
NxStage Medical, Inc. (a)	896	4,346
OccuLogix, Inc. (a)	1,153	196
OraSure Technologies, Inc. (a)	1,311	7,132
Orthofix International NV (a)	621	20,207
Orthovita, Inc. (a)	2,304	5,760
Osteotech, Inc. (a)	635	3,886
Palomar Medical Technologies, Inc. (a)	579	6,404
Quidel Corp. (a)	832	14,202
Rochester Medical Corp. (a)	381	4,751
RTI Biologics, Inc. (a)	1,996	19,860
Shamir Optical Industry Ltd.	439	3,341
Sirona Dental Systems, Inc. (a)	1,651	48,969
Somanetics Corp. (a)	376	6,648
Sonic Innovations, Inc. (a)	481	1,924
SonoSite, Inc. (a)	539	16,558
Staar Surgical Co. (a)	765	2,563
Stereotaxis, Inc. (a)	1,245	6,561
SurModics, Inc. (a)	506	22,689
Syneron Medical Ltd. (a)	842	13,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Synovis Life Technologies, Inc. (a)	347	$ 6,794
The Spectranetics Corp. (a)	1,316	14,344
ThermoGenesis Corp. (a)	2,445	3,594
Thoratec Corp. (a)	1,728	28,564
TomoTherapy, Inc.	1,368	12,189
Trinity Biotech PLC sponsored ADR (a)	373	1,522
Urologix, Inc. (a)	565	718
Utah Medical Products, Inc.	406	11,368
Vascular Solutions, Inc. (a)	876	5,650
Vital Signs, Inc.	451	25,612
Vnus Medical Technologies, Inc. (a)	743	13,040
Volcano Corp. (a)	1,499	20,896
Wright Medical Group, Inc. (a)	1,049	31,145
Xtent, Inc. (a)	645	2,354
Young Innovations, Inc.	374	7,652
Zoll Medical Corp. (a)	767	27,804
		2,085,018
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	427	16,457
Allied Healthcare International, Inc. (a)	2,424	4,266
Allion Healthcare, Inc. (a)	360	2,153
Amedisys, Inc. (a)	763	38,768
America Service Group, Inc. (a)	339	3,054
American Dental Partners, Inc. (a)	296	3,558
AmSurg Corp. (a)	972	26,516
Animal Health International, Inc. (a)	665	4,515
athenahealth, Inc.	840	26,603
Bio-Reference Laboratories, Inc. (a)	408	10,135
BioScrip, Inc. (a)	1,168	5,011
BMP Sunstone Corp. (a)(d)	1,267	9,287
CardioNet, Inc.	642	16,448
Chindex International, Inc. (a)	454	10,751
Corvel Corp. (a)	343	12,351
Cross Country Healthcare, Inc. (a)	783	12,113
Dialysis Corp. of America (a)	406	2,964
Express Scripts, Inc. (a)	7,373	531,667
Genoptix, Inc.	360	9,760
Gentiva Health Services, Inc. (a)	1,169	23,544
Health Grades, Inc. (a)	1,113	6,277
HealthExtras, Inc. (a)	1,268	39,625
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Healthways, Inc. (a)	1,106	$ 35,724
Henry Schein, Inc. (a)	2,484	138,408
HMS Holdings Corp. (a)	580	11,733
Hythiam, Inc. (a)	1,460	3,504
InVentiv Health, Inc. (a)	1,079	35,283
LCA-Vision, Inc.	655	5,443
LHC Group, Inc. (a)	572	12,395
LifePoint Hospitals, Inc. (a)	1,586	50,736
Lincare Holdings, Inc. (a)	2,452	63,899
Magellan Health Services, Inc. (a)	1,073	43,188
Medcath Corp. (a)	544	11,805
MWI Veterinary Supply, Inc. (a)	517	19,811
Nighthawk Radiology Holdings, Inc. (a)	885	6,753
NovaMed Eyecare, Inc. (a)	709	2,786
Odyssey Healthcare, Inc. (a)	1,076	11,739
Patterson Companies, Inc. (a)	3,863	131,381
PDI, Inc. (a)	459	3,787
Providence Service Corp. (a)	594	15,711
PSS World Medical, Inc. (a)	1,750	31,885
Psychiatric Solutions, Inc. (a)	1,634	59,592
ResCare, Inc. (a)	1,005	19,165
Rotech Healthcare, Inc. (a)	607	106
Rural/Metro Corp. (a)	804	2,115
Sun Healthcare Group, Inc. (a)	1,377	19,774
TLC Vision Corp. (a)	2,128	3,192
U.S. Physical Therapy, Inc. (a)	502	8,614
VCA Antech, Inc. (a)	2,441	76,574
Virtual Radiologic Corp.	304	3,101
		1,644,027
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,708	21,230
AMICAS, Inc. (a)	1,932	5,313
Cerner Corp. (a)	2,403	109,024
Computer Programs & Systems, Inc.	451	8,997
Eclipsys Corp. (a)	1,531	31,232
Emageon, Inc. (a)	557	1,281
HLTH Corp. (a)	5,137	61,284
MedAssets, Inc.	1,739	31,059
Merge Healthcare, Inc. (a)	1,197	826
Omnicell, Inc. (a)	1,051	13,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Phase Forward, Inc. (a)	1,590	$ 27,571
SXC Health Solutions Corp. (a)	1,103	17,952
Transcend Services, Inc. (a)	361	3,837
TriZetto Group, Inc. (a)	1,410	30,273
Vital Images, Inc. (a)	381	5,886
		369,722
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	906	5,907
Affymetrix, Inc. (a)	2,485	29,969
Albany Molecular Research, Inc. (a)	1,017	14,218
AMAG Pharmaceuticals, Inc.	444	17,760
Bruker BioSciences Corp. (a)	5,197	60,493
Caliper Life Sciences, Inc. (a)	1,310	4,690
Dionex Corp. (a)	562	40,981
eResearchTechnology, Inc. (a)	1,544	24,689
Exelixis, Inc. (a)	2,918	18,442
Harvard Bioscience, Inc. (a)	370	1,776
ICON PLC sponsored ADR (a)	845	59,573
Illumina, Inc. (a)	1,676	131,532
Invitrogen Corp. (a)	2,734	125,655
Kendle International, Inc. (a)	485	18,328
Luminex Corp. (a)	1,091	24,264
Medivation, Inc. (a)	680	10,316
Medtox Scientific, Inc. (a)	259	3,771
Nektar Therapeutics (a)	2,744	12,238
PAREXEL International Corp. (a)	1,583	38,926
Pharmaceutical Product Development, Inc.	3,317	146,645
PharmaNet Development Group, Inc. (a)	440	7,427
QIAGEN NV (a)	5,714	113,766
Sequenom, Inc. (a)	1,232	9,474
Techne Corp. (a)	1,123	88,156
Varian, Inc. (a)	821	45,557
		1,054,553
Pharmaceuticals - 1.7%
Acusphere, Inc. (a)	1,594	1,052
Adolor Corp. (a)	1,244	7,053
Akorn, Inc. (a)	2,388	11,343
Alexza Pharmaceuticals, Inc. (a)	919	4,705
Anesiva, Inc. (a)	907	3,184
Angiotech Pharmaceuticals, Inc. (a)	2,523	7,111
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
APP Pharmaceuticals, Inc. (a)	4,669	$ 61,911
Atherogenics, Inc. (a)	1,252	747
Auxilium Pharmaceuticals, Inc. (a)	1,161	36,966
AVANIR Pharmaceuticals Class A (a)	1,186	1,423
Barrier Therapeutics, Inc. (a)	1,353	3,328
Biodel, Inc. (d)	544	8,524
BioForm Medical, Inc.	1,780	7,868
BioMimetic Therapeutics, Inc. (a)	303	3,621
Cadence Pharmaceuticals, Inc. (a)	754	5,044
Cardiome Pharma Corp. (a)	1,741	16,210
Columbia Laboratories, Inc. (a)	1,153	4,381
Cypress Bioscience, Inc. (a)	1,136	9,247
DepoMed, Inc. (a)	2,268	8,936
Discovery Laboratories, Inc. (a)	2,731	5,107
Durect Corp. (a)	2,900	13,485
Emisphere Technologies, Inc. (a)	1,065	1,960
Endo Pharmaceuticals Holdings, Inc. (a)	3,718	91,612
Eurand NV	1,235	18,562
Flamel Technologies SA sponsored ADR (a)(d)	754	7,729
Hi-Tech Pharmacal Co., Inc. (a)	307	2,824
Hollis-Eden Pharmaceuticals, Inc. (a)	586	885
Inspire Pharmaceuticals, Inc. (a)	1,868	7,323
Ista Pharmaceuticals, Inc. (a)	1,433	2,938
Jazz Pharmaceuticals, Inc.	701	5,363
Labopharm, Inc. (a)	1,410	2,597
Map Pharmaceuticals, Inc.	525	7,271
Matrixx Initiatives, Inc. (a)	332	5,485
Medicines Co. (a)	1,443	26,407
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,799	13,379
Nastech Pharmaceutical Co., Inc. (a)	736	876
NitroMed, Inc. (a)	906	1,114
Noven Pharmaceuticals, Inc. (a)	852	10,428
Novogen Ltd. sponsored ADR (a)	242	1,817
Obagi Medical Products, Inc. (a)	872	7,822
Pain Therapeutics, Inc. (a)	1,617	13,146
Penwest Pharmaceuticals Co. (a)	613	1,913
Perrigo Co.	2,782	101,849
Pozen, Inc. (a)	894	12,284
Replidyne, Inc. (a)	1,263	1,667
Salix Pharmaceuticals Ltd. (a)	1,491	11,451
Santarus, Inc. (a)	1,811	4,401
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sciele Pharma, Inc. (a)	988	$ 21,647
Sepracor, Inc. (a)	3,037	65,630
Shire PLC sponsored ADR	1,827	94,200
Sirtris Pharmaceuticals, Inc.	898	20,187
Somaxon Pharmaceuticals, Inc. (a)	557	2,367
Spectrum Pharmaceuticals, Inc. (a)	1,778	3,200
Sucampo Pharmaceuticals, Inc. Class A	560	5,981
SuperGen, Inc. (a)	1,408	3,534
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,747	811,570
ViroPharma, Inc. (a)	2,067	19,823
Vivus, Inc. (a)	2,361	16,149
Warner Chilcott Ltd. (a)	7,318	127,187
XenoPort, Inc. (a)	808	34,970
Zila, Inc. (a)	2,652	663
		1,811,457
TOTAL HEALTH CARE		14,032,364
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	485	12,891
American Science & Engineering, Inc.	306	15,673
Applied Energetics, Inc. (a)(d)	3,070	6,232
Applied Signal Technology, Inc.	490	7,580
Argon ST, Inc. (a)	577	13,929
Ascent Solar Technologies, Inc. (a)	503	6,453
Astronics Corp. (a)	179	3,120
BE Aerospace, Inc. (a)	2,769	96,777
Ceradyne, Inc. (a)	775	33,426
Elbit Systems Ltd.	1,199	75,129
Herley Industries, Inc. (a)	570	9,160
Innovative Solutions & Support, Inc. (a)	632	4,892
Ladish Co., Inc. (a)	455	14,792
LMI Aerospace, Inc. (a)	349	7,259
MTC Technologies, Inc. (a)	484	11,534
Sypris Solutions, Inc.	719	3,228
Taser International, Inc. (a)(d)	1,998	14,046
		336,121
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	1,591	2,625
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Atlas Air Worldwide Holdings, Inc. (a)	614	$ 38,007
C.H. Robinson Worldwide, Inc.	4,917	317,147
Dynamex, Inc. (a)	409	10,254
Expeditors International of Washington, Inc.	6,080	286,246
Forward Air Corp.	1,096	40,607
Hub Group, Inc. Class A (a)	1,246	44,956
Pacer International, Inc.	1,148	25,784
Park-Ohio Holdings Corp. (a)	534	8,021
UTI Worldwide, Inc.	2,962	70,377
		844,024
Airlines - 0.2%
Allegiant Travel Co. (a)	522	10,910
JetBlue Airways Corp. (a)	6,278	24,924
MAIR Holdings, Inc. (a)	1,186	4,981
Mesa Air Group, Inc. (a)	1,203	866
Pinnacle Airlines Corp. (a)	944	6,145
Republic Airways Holdings, Inc. (a)	1,257	15,310
Ryanair Holdings PLC sponsored ADR (a)	3,503	92,304
SkyWest, Inc.	1,804	27,890
UAL Corp.	3,306	28,233
		211,563
Building Products - 0.1%
Aaon, Inc.	864	18,161
American Woodmark Corp.	472	10,634
Apogee Enterprises, Inc.	903	21,437
Builders FirstSource, Inc. (a)(d)	830	6,076
Gibraltar Industries, Inc.	841	13,565
Insteel Industries, Inc.	681	10,916
PGT, Inc. (a)	714	2,192
Universal Forest Products, Inc.	539	18,288
		101,269
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	597	11,743
Advisory Board Co. (a)	551	25,440
American Ecology Corp.	610	17,519
Arrowhead Research Corp. (a)(d)	1,519	3,752
Barrett Business Services, Inc.	303	3,984
Casella Waste Systems, Inc. Class A (a)	863	9,631
CECO Environmental Corp. (a)	373	2,369
Cintas Corp.	4,368	128,943
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. (a)	686	$ 48,727
Comsys IT Partners, Inc. (a)	450	4,518
Copart, Inc. (a)	2,548	114,660
Corporate Executive Board Co.	1,114	50,319
CoStar Group, Inc. (a)	561	26,311
Courier Corp.	310	7,282
CRA International, Inc. (a)	352	12,274
Diamond Management & Technology Consultants, Inc.	1,321	7,001
Exponent, Inc. (a)	608	19,833
First Advantage Corp. Class A (a)	373	7,486
Fuel Tech, Inc. (a)(d)	723	18,393
G&K Services, Inc. Class A	525	18,370
GeoEye, Inc. (a)	496	8,457
Healthcare Services Group, Inc.	1,067	18,822
Heidrick & Struggles International, Inc.	567	16,245
Herman Miller, Inc.	1,598	39,630
Hudson Highland Group, Inc. (a)	721	9,034
Huron Consulting Group, Inc. (a)	528	28,296
ICF International, Inc. (a)	392	7,201
ICT Group, Inc. (a)	612	6,487
InnerWorkings, Inc. (a)	1,510	19,373
Interface, Inc. Class A	1,610	22,798
Intersections, Inc. (a)	494	4,634
Kelly Services, Inc. Class A (non-vtg.)	1,168	24,528
Kenexa Corp. (a)	709	14,279
Kforce, Inc. (a)	1,262	11,674
Kimball International, Inc. Class B	1,049	11,067
Layne Christensen Co. (a)	652	33,337
Learning Tree International, Inc. (a)	734	12,992
LECG Corp. (a)	1,261	12,736
McGrath RentCorp.	928	25,641
Mobile Mini, Inc. (a)	887	21,439
Monster Worldwide, Inc. (a)	3,386	83,600
Multi-Color Corp.	276	6,141
Odyssey Marine Exploration, Inc. (a)	1,256	6,167
On Assignment, Inc. (a)	544	4,537
PeopleSupport, Inc. (a)	786	7,271
PRG-Schultz International, Inc. (a)	1,283	13,099
Protection One, Inc. (a)(d)	653	5,557
Resources Connection, Inc.	1,251	26,284
School Specialty, Inc. (a)	550	17,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Standard Parking Corp. (a)	693	$ 14,858
Stericycle, Inc. (a)	2,474	144,234
Team, Inc. (a)	735	23,549
Teletech Holdings, Inc. (a)	2,002	51,732
Tetra Tech, Inc. (a)	1,822	48,174
Thomas Group	808	2,077
United Stationers, Inc. (a)	719	30,442
Waste Services, Inc. (a)	1,366	10,996
WCA Waste Corp. (a)	1,630	8,981
		1,392,189
Construction & Engineering - 0.4%
Foster Wheeler Ltd. (a)	4,284	326,312
Great Lakes Dredge & Dock Corp.	1,273	7,702
Insituform Technologies, Inc. Class A (a)	822	15,158
Integrated Electrical Services, Inc. (a)	533	9,733
Northwest Pipe Co. (a)	354	16,634
Orion Marine Group, Inc. (a)	415	6,233
Sterling Construction Co., Inc. (a)	467	9,289
		391,061
Electrical Equipment - 1.3%
A-Power Energy Generation Systems, Ltd. (a)	1,021	23,422
Active Power, Inc. (a)	3,427	4,798
Advanced Battery Technologies, Inc. (a)	1,091	4,146
American Superconductor Corp. (a)	1,193	42,089
Canadian Solar, Inc. (a)(d)	1,312	52,100
Capstone Turbine Corp. (a)(d)	5,050	18,988
China BAK Battery, Inc. (a)(d)	1,331	5,497
China Sunergy Co. Ltd. ADR (d)	492	5,766
Coleman Cable, Inc. (a)	452	5,017
Deswell Industries, Inc.	624	4,674
Encore Wire Corp.	753	17,055
Energy Conversion Devices, Inc. (a)	1,267	80,429
Evergreen Solar, Inc. (a)(d)	3,805	39,572
First Solar, Inc. (a)	2,307	617,215
Franklin Electric Co., Inc.	686	27,783
FuelCell Energy, Inc. (a)	2,083	21,101
Fushi Copperweld, Inc. (a)	865	17,568
Harbin Electric, Inc. (a)	769	14,419
Hoku Scientific, Inc. (a)	284	2,187
Hydrogenics Corp. (a)	4,786	4,212
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
II-VI, Inc. (a)	886	$ 34,651
JA Solar Holdings Co. Ltd. ADR (a)	2,973	63,236
LSI Industries, Inc.	523	5,565
Medis Technologies Ltd. (a)(d)	939	5,812
Microvision, Inc. (a)(d)	1,737	6,010
Ocean Power Technologies, Inc.	429	3,912
Orion Energy Systems, Inc. (d)	601	7,302
Plug Power, Inc. (a)	3,740	11,744
Powell Industries, Inc. (a)	458	24,489
Power-One, Inc. (a)	2,721	8,272
Preformed Line Products Co.	140	7,073
Solarfun Power Holdings Co. Ltd. ADR (a)	888	20,246
Sunpower Corp. Class A (a)	1,147	93,939
Superior Essex, Inc. (a)	626	27,231
Ultralife Batteries, Inc. (a)	657	8,298
Valence Technology, Inc. (a)(d)	5,340	21,627
Vicor Corp.	1,157	13,063
Woodward Governor Co.	1,984	79,896
		1,450,404
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	593	22,386
Machinery - 1.4%
3D Systems Corp. (a)	743	6,806
Altra Holdings, Inc. (a)	871	15,173
American Railcar Industries, Inc.	550	11,512
Astec Industries, Inc. (a)	670	26,070
Axsys Technologies, Inc. (a)	387	22,895
Basin Water, Inc. (a)(d)	748	3,650
Bucyrus International, Inc. Class A	2,230	157,839
Chart Industries, Inc. (a)	942	39,460
China Fire & Security Group, Inc. (a)(d)	737	8,888
Columbus McKinnon Corp. (NY Shares) (a)	448	12,772
Commercial Vehicle Group, Inc. (a)	491	6,845
Dynamic Materials Corp.	326	14,142
Flanders Corp. (a)	941	6,738
Flow International Corp. (a)	1,723	17,506
Force Protection, Inc. (a)(d)	2,027	8,655
FreightCar America, Inc.	349	15,216
Gehl Co. (a)	282	4,512
Gencor Industries, Inc. (a)	263	3,777
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	286	$ 4,018
Hurco Companies, Inc. (a)	156	5,652
Joy Global, Inc.	3,137	264,230
K-Tron International, Inc. (a)	65	8,891
L.B. Foster Co. Class A (a)	433	14,822
Lincoln Electric Holdings, Inc.	1,126	92,872
Middleby Corp. (a)	551	31,457
NN, Inc.	777	10,109
Nordson Corp.	933	67,036
Omega Flex, Inc.	273	4,895
PACCAR, Inc.	10,752	574,049
Portec Rail Products, Inc.	633	7,691
RBC Bearings, Inc. (a)	735	27,695
Sun Hydraulics Corp.	511	20,496
Tecumseh Products Co.:
Class A (non-vtg.) (a)	601	20,981
Class B (a)	214	6,474
Titan Machinery, Inc.	615	14,945
TurboChef Technologies, Inc. (a)	1,036	6,972
Twin Disc, Inc.	248	4,712
		1,570,453
Marine - 0.3%
Alexander & Baldwin, Inc.	1,128	58,058
American Commercial Lines, Inc. (a)	1,385	21,246
Aries Maritime Transport Ltd.	732	4,246
DryShips, Inc.	1,196	112,185
Eagle Bulk Shipping, Inc.	1,326	44,209
Euroseas Ltd.	1,005	15,698
FreeSeas, Inc.	1,064	7,459
OceanFreight, Inc.	444	11,775
Paragon Shipping, Inc.	807	17,189
Star Bulk Carriers Corp.	1,203	16,818
TBS International Ltd. Class A (a)	473	22,032
Ultrapetrol (Bahamas) Ltd. (a)	857	13,052
		343,967
Road & Rail - 0.5%
AMERCO (a)	593	35,289
Arkansas Best Corp.	752	27,944
Celadon Group, Inc. (a)	516	5,882
Covenant Transport Group, Inc. Class A (a)	623	2,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Frozen Food Express Industries, Inc.	1,261	$ 9,962
Heartland Express, Inc.	2,822	43,459
J.B. Hunt Transport Services, Inc.	3,375	117,585
Landstar System, Inc.	1,530	85,252
Marten Transport Ltd. (a)	589	10,555
Old Dominion Freight Lines, Inc. (a)	1,183	35,703
P.A.M. Transportation Services, Inc. (a)	478	7,007
Patriot Transportation Holding, Inc. (a)	113	10,156
Quality Distribution, Inc. (a)	504	1,764
Saia, Inc. (a)	294	4,090
Universal Truckload Services, Inc. (a)	667	16,248
USA Truck, Inc. (a)	317	4,051
Vitran Corp., Inc. (a)	699	10,338
Werner Enterprises, Inc.	1,946	36,857
YRC Worldwide, Inc. (a)(d)	2,140	37,364
		502,459
Trading Companies & Distributors - 0.3%
Aceto Corp.	722	5,682
Beacon Roofing Supply, Inc. (a)	1,124	13,724
Electro Rent Corp.	792	11,183
Fastenal Co.	4,328	213,976
H&E Equipment Services, Inc. (a)	950	13,348
Houston Wire & Cable Co.	580	12,516
Industrial Distribution Group, Inc. (a)	64	773
Kaman Corp.	616	15,954
Lawson Products, Inc.	440	11,436
Mitsui & Co. Ltd. sponsored ADR	11	5,371
Rush Enterprises, Inc.:
Class A (a)	109	1,764
Class B (a)	1,370	20,605
		326,332
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	578	11,583
Quixote Corp.	363	3,703
		15,286
TOTAL INDUSTRIALS		7,507,514
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 52.4%
Communications Equipment - 10.5%
3Com Corp. (a)	11,153	$ 28,106
Acme Packet, Inc. (a)	1,626	14,650
ADC Telecommunications, Inc. (a)	3,242	51,029
Adtran, Inc.	2,009	50,004
Airspan Networks, Inc. (a)	1,131	1,004
Airvana, Inc.	1,649	9,416
Alvarion Ltd. (a)	1,316	9,423
Anaren, Inc. (a)	873	11,358
Arris Group, Inc. (a)	4,397	41,156
Aruba Networks, Inc. (a)	2,147	13,483
AudioCodes Ltd. (a)	1,448	5,647
Avanex Corp. (a)	6,923	8,169
Avocent Corp. (a)	1,377	27,168
Aware, Inc. (a)	876	3,171
Bel Fuse, Inc. Class B (non-vtg.)	274	7,176
BigBand Networks, Inc. (a)	1,573	8,337
Black Box Corp.	572	16,416
Blue Coat Systems, Inc. (a)	1,191	21,581
Bookham, Inc. (a)	3,046	6,183
Ceragon Networks Ltd. (a)	981	9,996
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	879	4,175
Ciena Corp. (a)	2,707	82,726
Cisco Systems, Inc. (a)	174,815	4,671,057
Cogo Group, Inc. (a)	1,142	16,011
Comtech Telecommunications Corp. (a)	643	29,771
Digi International, Inc. (a)	1,208	10,896
Ditech Networks, Inc. (a)	1,213	2,887
EchoStar Holding Corp. Class A (a)	1,349	50,372
EMS Technologies, Inc. (a)	694	19,002
Endwave Corp. (a)	646	4,419
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	2,469	13,743
Extreme Networks, Inc. (a)	3,968	12,896
F5 Networks, Inc. (a)	2,396	72,000
Finisar Corp. (a)	8,379	15,417
Foundry Networks, Inc. (a)	3,964	53,910
Globecomm Systems, Inc. (a)	538	5,224
Harmonic, Inc. (a)	3,267	31,429
Harris Stratex Networks, Inc. Class A (a)	857	9,633
Hughes Communications, Inc. (a)	583	27,045
Infinera Corp.	2,864	40,898
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
InterDigital, Inc. (a)	1,509	$ 37,710
Ituran Location & Control Ltd.	1,098	14,603
Ixia (a)	2,688	21,746
JDS Uniphase Corp. (a)	7,176	88,767
Juniper Networks, Inc. (a)	15,438	424,854
KVH Industries, Inc. (a)	384	3,379
Loral Space & Communications Ltd. (a)	550	10,665
MRV Communications, Inc. (a)	4,275	7,610
NETGEAR, Inc. (a)	928	17,623
Network Engines, Inc. (a)	1,350	1,715
Neutral Tandem, Inc.	851	16,467
Nextwave Wireless, Inc. (a)(d)	4,494	24,133
Nice Systems Ltd. sponsored ADR (a)	1,169	40,915
NMS Communications Corp. (a)	1,492	1,731
Occam Networks, Inc. (a)	1,016	4,338
Oplink Communications, Inc. (a)	844	9,352
Opnext, Inc. (a)	1,748	10,138
Optium Corp. (a)	677	7,447
ORBCOMM, Inc. (a)	1,103	6,828
Orckit Communications Ltd. (a)	558	3,939
Packeteer, Inc. (a)	1,114	7,909
Parkervision, Inc. (a)(d)	806	8,995
PC-Tel, Inc.	832	8,228
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,363	58,886
Powerwave Technologies, Inc. (a)	3,869	15,592
Qiao Xing Universal Telephone, Inc. (a)(d)	623	3,825
QUALCOMM, Inc.	47,148	2,288,564
RADWARE Ltd. (a)	690	6,748
Radyne Corp. (a)	798	8,946
Research In Motion Ltd. (a)	16,424	2,280,801
Riverbed Technology, Inc. (a)	2,506	44,983
SCM Microsystems, Inc. (a)	1,145	3,401
SeaChange International, Inc. (a)	983	7,726
ShoreTel, Inc.	1,998	10,789
Sierra Wireless, Inc. (a)	741	12,693
Silicom Ltd. (a)	253	2,242
Soapstone Networks, Inc.	885	4,717
Sonus Networks, Inc. (a)	7,797	33,449
Starent Networks Corp.	2,237	39,170
Sycamore Networks, Inc. (a)	8,645	29,307
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Symmetricom, Inc. (a)	1,808	$ 7,612
Tekelec (a)	1,948	32,707
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,994	107,998
Tellabs, Inc. (a)	12,284	66,825
Telular Corp. (a)	666	2,418
Tollgrade Communications, Inc. (a)	515	2,740
UTStarcom, Inc. (a)(d)	3,083	14,798
ViaSat, Inc. (a)	866	18,654
Westell Technologies, Inc. Class A (a)	1,660	2,357
Zhone Technologies, Inc. (a)	1,362	1,308
		11,405,332
Computers & Peripherals - 7.0%
ActivIdentity Corp. (a)	1,616	4,589
Adaptec, Inc. (a)	5,476	17,687
Apple, Inc. (a)	25,790	4,867,863
Avid Technology, Inc. (a)	1,159	24,872
Brocade Communications Systems, Inc. (a)	10,342	83,357
Concurrent Computer Corp. (a)	2,554	1,762
Cray, Inc. (a)	930	5,794
Data Domain, Inc. (d)	1,705	40,920
Dell, Inc. (a)	59,962	1,382,724
Dot Hill Systems Corp. (a)	2,532	7,596
Electronics for Imaging, Inc. (a)	1,921	31,831
Hutchinson Technology, Inc. (a)	789	11,362
iGO, Inc. (a)	1,004	1,305
Immersion Corp. (a)	974	8,347
InFocus Corp. (a)	1,910	3,266
Intevac, Inc. (a)	524	6,026
Isilon Systems, Inc. (a)(d)	1,886	9,241
LaserCard Corp. (a)	319	2,335
Logitech International SA (a)	5,260	173,212
NetApp, Inc. (a)	10,239	249,627
Novatel Wireless, Inc. (a)	1,050	10,826
Palm, Inc. (d)	3,391	20,549
Presstek, Inc. (a)	617	3,850
QLogic Corp. (a)	4,168	65,813
Rackable Systems, Inc. (a)	765	10,450
Rimage Corp. (a)	623	11,015
SanDisk Corp. (a)	6,776	191,829
Silicon Graphics, Inc. (a)	544	4,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
STEC, Inc. (a)	1,907	$ 24,314
Stratasys, Inc. (a)	810	17,634
Sun Microsystems, Inc. (a)	22,888	296,400
Super Micro Computer, Inc. (a)	917	6,584
Synaptics, Inc. (a)	884	37,809
Transact Technologies, Inc. (a)	437	3,710
Xyratex Ltd. (a)	873	17,416
		7,656,115
Electronic Equipment & Instruments - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	754	4,094
Agilysys, Inc.	1,280	13,363
Brightpoint, Inc. (a)	2,312	22,773
CalAmp Corp. (a)	797	2,000
Cherokee International Corp. (a)	532	1,543
Cogent, Inc. (a)	3,094	37,035
Cognex Corp.	1,323	36,859
Coherent, Inc. (a)	916	27,727
Comverge, Inc. (d)	565	7,226
CPI International, Inc. (a)	658	8,021
CyberOptics Corp. (a)	340	3,046
Daktronics, Inc.	1,310	26,449
DTS, Inc. (a)	635	21,273
Echelon Corp. (a)(d)	896	13,225
Electro Scientific Industries, Inc. (a)	983	15,531
Entorian Technologies, Inc. (a)	1,471	1,545
Excel Technology, Inc. (a)	462	12,021
FARO Technologies, Inc. (a)	506	14,507
Flextronics International Ltd. (a)	24,562	263,059
FLIR Systems, Inc. (a)	4,011	158,114
GSI Group, Inc. (a)	1,497	12,081
I. D. Systems Inc. (a)	449	3,305
Insight Enterprises, Inc. (a)	1,589	21,293
IPG Photonics Corp. (a)	1,158	23,264
Itron, Inc. (a)	907	88,505
Littelfuse, Inc. (a)	600	22,674
LoJack Corp. (a)	775	7,169
Magal Security Systems Ltd. (a)	1,124	7,340
Maxwell Technologies, Inc. (a)	636	8,681
Measurement Specialties, Inc. (a)	393	7,656
Mellanox Technologies Ltd. (a)	807	13,186
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mercury Computer Systems, Inc. (a)	710	$ 6,298
Merix Corp. (a)	641	1,603
Molex, Inc.	2,734	76,115
Molex, Inc. Class A (non-vtg.)	2,277	60,227
MTS Systems Corp.	580	21,947
Multi-Fineline Electronix, Inc. (a)	829	16,621
National Instruments Corp.	2,266	71,968
NetList, Inc. (a)	705	1,086
Newport Corp. (a)	919	12,296
NU Horizons Electronics Corp. (a)	1,201	6,906
Optimal Group, Inc. Class A (a)	1,049	3,042
Orbotech Ltd. (a)	1,038	17,781
OSI Systems, Inc. (a)	522	13,160
PC Connection, Inc. (a)	511	5,565
Photon Dynamics, Inc. (a)	1,276	16,231
Planar Systems, Inc. (a)	471	1,564
Plexus Corp. (a)	1,279	36,106
RadiSys Corp. (a)	700	7,021
Richardson Electronics Ltd.	885	5,000
Rofin-Sinar Technologies, Inc. (a)	833	29,480
Sanmina-SCI Corp. (a)	15,736	23,604
ScanSource, Inc. (a)	896	26,844
SMART Modular Technologies (WWH), Inc. (a)	1,562	8,404
Spectrum Control, Inc. (a)	285	2,596
Tech Data Corp. (a)	1,489	54,483
Trimble Navigation Ltd. (a)	3,602	143,504
TTM Technologies, Inc. (a)	1,304	18,986
Universal Display Corp. (a)	1,552	23,606
X-Rite, Inc. (a)	876	1,542
Zygo Corp. (a)	743	8,894
		1,627,045
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	4,970	194,079
Ariba, Inc. (a)	2,979	44,208
Art Technology Group, Inc. (a)	3,717	13,939
AsiaInfo Holdings, Inc. (a)	1,256	17,270
Autobytel, Inc. (a)	1,298	2,168
Baidu.com, Inc. sponsored ADR (a)	759	261,901
Bankrate, Inc. (a)	500	25,250
Bidz.com, Inc. (a)(d)	722	8,296
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
China Finance Online Co. Ltd. ADR (a)	455	$ 11,179
Chordiant Software, Inc. (a)	1,059	6,799
CMGI, Inc. (a)	1,705	25,541
CNET Networks, Inc. (a)(d)	4,421	50,620
comScore, Inc.	807	19,772
Constant Contact, Inc. (d)	1,189	22,829
Copernic, Inc. (a)	1,076	667
CryptoLogic Ltd.	348	5,850
DealerTrack Holdings, Inc. (a)	1,093	22,997
Digital River, Inc. (a)	1,125	45,068
DivX, Inc. (a)	929	9,095
EarthLink, Inc. (a)	4,377	42,019
eBay, Inc. (a)	39,085	1,172,941
Entrust, Inc. (a)	484	1,355
Equinix, Inc. (a)	1,131	107,999
GigaMedia Ltd. (a)	1,576	27,801
Gmarket, Inc. sponsored ADR (a)	647	16,136
Google, Inc. Class A (sub. vtg.) (a)	6,952	4,072,482
Greenfield Online, Inc. (a)	819	10,434
HSW International, Inc. (a)	1,299	4,793
Hurray! Holding Co. Ltd. ADR (a)	1,243	3,692
InfoSpace, Inc.	1,040	9,495
Internap Network Services Corp. (a)	1,310	6,904
Internet Brands, Inc. Class A	1,059	7,508
Internet Capital Group, Inc. (a)	1,070	10,764
Internet Gold Golden Lines Ltd. (a)	963	9,717
Internet Initiative Japan, Inc. sponsored ADR	514	4,626
Interwoven, Inc. (a)	1,094	14,671
iPass, Inc. (a)	1,789	3,846
j2 Global Communications, Inc. (a)	1,499	39,753
Jupitermedia Corp. (a)	1,254	2,332
Keynote Systems, Inc. (a)	504	6,804
Kintera, Inc. (a)	1,208	1,305
Limelight Networks, Inc.	2,250	7,583
Liquidity Services, Inc. (a)	896	9,946
LivePerson, Inc. (a)	1,693	5,451
LoopNet, Inc. (a)	972	12,762
Marchex, Inc. Class B	1,337	17,675
Mercadolibre, Inc.	1,281	60,143
MIVA, Inc. (a)	1,929	3,279
Move, Inc. (a)	4,569	13,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NaviSite, Inc. (a)	258	$ 978
NetEase.com, Inc. sponsored ADR (a)	1,936	44,044
NIC, Inc.	1,814	14,802
Omniture, Inc. (a)	2,027	49,966
Open Text Corp. (a)(d)	1,496	53,455
Openwave Systems, Inc.	2,632	5,211
Perficient, Inc. (a)	1,114	11,820
RADVision Ltd. (a)	505	3,570
RealNetworks, Inc. (a)	4,092	29,872
S1 Corp. (a)	1,979	12,943
Saba Software, Inc. (a)	1,197	4,573
SAVVIS, Inc. (a)	1,307	21,801
Selectica, Inc. (a)	2,337	3,295
Sify Technologies Ltd. sponsored ADR (a)	1,072	5,231
Sina Corp. (a)	1,640	87,363
SkillSoft PLC sponsored ADR (a)	3,236	31,454
Sohu.com, Inc. (a)	1,104	96,622
SonicWALL, Inc. (a)	1,927	15,416
Supportsoft, Inc. (a)	2,027	7,561
Switch & Data Facilities Co., Inc. (a)	962	17,172
TechTarget, Inc.	1,096	13,305
Terremark Worldwide, Inc. (a)	1,561	9,834
The Knot, Inc. (a)	976	11,331
TheStreet.com, Inc.	800	6,176
Travelzoo, Inc. (a)	560	5,981
Tumbleweed Communications Corp. (a)	1,558	2,882
United Online, Inc.	1,862	22,772
ValueClick, Inc. (a)	2,784	55,986
VeriSign, Inc. (a)	5,866	234,875
Vignette Corp. (a)	908	11,759
VistaPrint Ltd. (a)	1,459	45,696
Vocus, Inc. (a)	477	15,154
WebMD Health Corp. Class A (a)	259	7,778
Websense, Inc. (a)	1,205	21,196
Website Pros, Inc. (a)	971	7,972
Workstream, Inc. (a)	2,139	923
Yahoo!, Inc. (a)	39,310	1,051,936
Zix Corp. (a)(d)	3,051	7,872
		8,546,074
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Acxiom Corp.	1,995	$ 29,267
Applied Digital Solutions, Inc. (a)	1,548	1,316
Cass Information Systems, Inc.	438	13,915
Cognizant Technology Solutions Corp. Class A (a)	8,565	302,173
CSG Systems International, Inc. (a)	1,335	17,729
CyberSource Corp. (a)	2,340	45,419
Edgewater Technology, Inc. (a)	636	3,269
eTelecare Global Solutions, Inc. sponsored ADR (a)	209	1,578
Euronet Worldwide, Inc. (a)	1,180	23,081
ExlService Holdings, Inc. (a)	920	18,345
Fiserv, Inc. (a)	4,720	247,139
Forrester Research, Inc. (a)	873	26,373
Gevity HR, Inc.	657	4,908
Hackett Group, Inc. (a)	1,244	6,568
iGate Corp. (a)	1,521	13,005
Information Services Group, Inc. (a)	927	4,514
Infosys Technologies Ltd. sponsored ADR	3,176	155,973
infoUSA, Inc.	1,991	11,170
Integral Systems, Inc.	249	9,858
Lionbridge Technologies, Inc. (a)	1,584	3,849
ManTech International Corp. Class A (a)	663	33,435
Ness Technologies, Inc. (a)	885	10,018
Online Resources Corp. (a)	711	6,897
Paychex, Inc.	10,503	362,879
PFSweb, Inc. (a)	501	471
Rainmaker Systems, Inc. (a)	1,766	6,976
RightNow Technologies, Inc. (a)	1,063	15,796
Sapient Corp. (a)	4,520	29,832
SI International, Inc. (a)	226	5,537
SM&A (a)	820	4,084
Sykes Enterprises, Inc. (a)	1,059	21,932
Syntel, Inc.	1,203	39,338
Telvent GIT SA	832	21,882
Virtusa Corp.	1,320	13,332
Yucheng Technologies Ltd. (a)	364	4,816
Zanett, Inc. (a)	2,729	1,146
		1,517,820
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,814	68,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 8.7%
Actel Corp. (a)	741	$ 12,708
Advanced Analogic Technologies, Inc. (a)	1,239	8,648
Advanced Energy Industries, Inc. (a)	1,104	17,487
Altera Corp.	8,851	204,812
Amkor Technology, Inc. (a)	5,655	60,282
ANADIGICS, Inc. (a)	2,216	27,390
Applied Materials, Inc.	39,369	779,900
Applied Micro Circuits Corp. (a)	2,354	23,093
ARM Holdings PLC sponsored ADR	1,519	9,479
ASM International NV (NASDAQ)	248	6,361
ASML Holding NV (NY Shares)	2,716	81,371
Asyst Technologies, Inc. (a)	1,342	4,764
Atheros Communications, Inc. (a)	1,763	58,919
Atmel Corp. (a)	14,274	63,805
ATMI, Inc. (a)	972	29,092
AuthenTec, Inc.	767	10,454
Axcelis Technologies, Inc. (a)	3,380	19,300
AXT, Inc. (a)	1,962	9,064
Broadcom Corp. Class A (a)	13,923	399,451
Brooks Automation, Inc. (a)	2,234	22,764
Cabot Microelectronics Corp. (a)	730	27,083
California Micro Devices Corp. (a)	1,081	3,859
Camtek Ltd. (a)	1,092	1,496
Cavium Networks, Inc.	1,131	29,474
Centillium Communications, Inc. (a)	1,295	1,036
Ceva, Inc. (a)	1,468	12,287
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,449	7,763
Cirrus Logic, Inc. (a)	3,040	19,942
Cohu, Inc.	658	11,258
Conexant Systems, Inc. (a)	13,639	6,274
Credence Systems Corp. (a)	3,070	3,316
Cree, Inc. (a)(d)	2,505	63,677
Cymer, Inc. (a)	892	27,581
Diodes, Inc. (a)	1,202	33,932
DSP Group, Inc. (a)	952	7,940
Eagle Test Systems, Inc. (a)	426	4,912
EMCORE Corp. (a)	2,021	15,885
Entegris, Inc. (a)	3,862	29,699
Entropic Communications, Inc.	1,798	9,314
Exar Corp. (a)	1,287	10,116
FEI Co. (a)	1,071	25,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	1,367	$ 29,842
Himax Technologies, Inc. sponsored ADR	2,595	14,273
Hittite Microwave Corp. (a)	844	33,718
Ikanos Communications, Inc. (a)	1,365	4,859
Integrated Device Technology, Inc. (a)	5,269	59,434
Integrated Silicon Solution, Inc. (a)	734	4,477
Intel Corp.	169,662	3,932,765
Intersil Corp. Class A	3,646	101,614
IXYS Corp. (a)	1,212	14,132
KLA-Tencor Corp.	5,039	232,399
Kopin Corp. (a)	2,447	7,414
Kulicke & Soffa Industries, Inc. (a)	1,001	7,087
Lam Research Corp. (a)	3,601	146,561
Lanoptics Ltd. (a)	748	12,305
Lattice Semiconductor Corp. (a)	3,621	12,891
Leadis Technology, Inc. (a)	771	1,288
Linear Technology Corp.	6,326	232,607
LTX Corp. (a)	1,725	5,072
Marvell Technology Group Ltd. (a)	17,530	304,321
Mattson Technology, Inc. (a)	1,615	8,107
Micrel, Inc.	2,348	22,541
Microchip Technology, Inc.	5,343	196,836
Microsemi Corp. (a)	2,299	62,993
Microtune, Inc. (a)	2,322	9,706
Mindspeed Technologies, Inc. (a)	2,837	2,326
MIPS Technologies, Inc. (a)	1,464	5,592
MKS Instruments, Inc. (a)	1,441	33,950
Monolithic Power Systems, Inc. (a)	1,028	24,908
MoSys, Inc. (a)	1,126	5,630
Nanometrics, Inc. (a)	733	5,783
Netlogic Microsystems, Inc. (a)	579	21,863
Novellus Systems, Inc. (a)	3,179	75,946
NVE Corp. (a)	149	5,354
NVIDIA Corp. (a)	16,354	403,944
O2Micro International Ltd. sponsored ADR (a)	1,212	10,860
Omnivision Technologies, Inc. (a)	1,565	25,353
ON Semiconductor Corp. (a)	12,039	119,066
PDF Solutions, Inc. (a)	999	5,634
Pericom Semiconductor Corp. (a)	1,018	19,077
Photronics, Inc. (a)	1,047	9,402
Pixelworks, Inc. (a)	1,375	1,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PLX Technology, Inc. (a)	562	$ 4,698
PMC-Sierra, Inc. (a)	6,991	59,493
Power Integrations, Inc. (a)	970	31,651
Rambus, Inc. (a)	2,935	60,637
Ramtron International Corp. (a)	2,236	10,040
RF Micro Devices, Inc. (a)	10,158	40,632
Rubicon Technology, Inc.	560	12,807
Rudolph Technologies, Inc. (a)	810	8,149
Semitool, Inc. (a)	1,284	10,773
Semtech Corp. (a)	1,930	33,814
Sigma Designs, Inc. (a)	854	15,799
Silicon Image, Inc. (a)	2,410	16,942
Silicon Laboratories, Inc. (a)	1,661	61,208
Silicon Motion Technology Corp. sponsored ADR (a)	905	17,485
Silicon Storage Technology, Inc. (a)	3,104	10,088
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,965	25,173
SiRF Technology Holdings, Inc. (a)	1,398	10,163
Skyworks Solutions, Inc. (a)	4,311	44,533
Spansion, Inc. Class A (a)	4,432	13,961
Standard Microsystems Corp. (a)	695	22,657
Supertex, Inc. (a)	517	13,080
Techwell, Inc. (a)	678	8,963
Tessera Technologies, Inc. (a)	1,358	28,613
Tower Semicondutor Ltd. (a)	3,194	3,130
Transwitch Corp. (a)	3,990	3,352
Trident Microsystems, Inc. (a)	1,638	7,682
TriQuint Semiconductor, Inc. (a)	5,426	36,137
Ultra Clean Holdings, Inc. (a)	785	8,188
Ultratech, Inc. (a)	1,082	17,323
Varian Semiconductor Equipment Associates, Inc. (a)	2,224	84,579
Veeco Instruments, Inc. (a)	983	18,903
Verigy Ltd. (a)	1,859	47,479
Vimicro International Corp. sponsored ADR (a)	420	1,348
Virage Logic Corp. (a)	962	6,368
Volterra Semiconductor Corp. (a)	951	15,121
White Electronic Designs Corp. (a)	917	4,246
Xilinx, Inc.	8,137	221,326
Zilog, Inc. (a)	1,879	7,403
Zoran Corp. (a)	1,378	20,160
		9,498,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 15.4%
Access Integrated Technologies, Inc. Class A (a)	818	$ 1,759
ACI Worldwide, Inc.	867	15,094
Activision, Inc. (a)	8,582	289,643
Actuate Corp. (a)	2,834	14,057
Adobe Systems, Inc. (a)	16,118	710,159
Advent Software, Inc. (a)	755	32,442
Aladdin Knowledge Systems Ltd. (a)	391	6,510
Allot Communications Ltd. (a)	703	2,179
American Software, Inc. Class A	614	4,016
Ansoft Corp. (a)	743	27,105
Ansys, Inc. (a)	2,340	110,682
ArcSight, Inc.	613	5,284
Authentidate Holding Corp. (a)	1,789	912
Autodesk, Inc. (a)	6,798	279,806
Blackbaud, Inc.	1,202	28,439
Blackboard, Inc. (a)	855	32,387
BluePhoenix Solutions Ltd. (a)	934	10,041
Borland Software Corp. (a)	2,597	3,662
Bottomline Technologies, Inc. (a)	787	7,831
CA, Inc.	15,070	399,958
Cadence Design Systems, Inc. (a)	7,664	89,056
Callidus Software, Inc. (a)	1,967	11,959
CAM Commerce Solutions, Inc.	129	4,674
Captaris, Inc. (a)	776	3,383
Catapult Communications Corp. (a)	732	5,395
CDC Corp. Class A (a)	3,138	10,606
Check Point Software Technologies Ltd. (a)	6,260	155,436
Citrix Systems, Inc. (a)	5,284	180,871
CommVault Systems, Inc. (a)	1,193	20,889
Compuware Corp. (a)	8,332	84,903
Concur Technologies, Inc. (a)	1,267	46,461
Convera Corp. Class A (a)	2,013	2,798
Corel Corp. (a)	613	6,688
Deltek, Inc.	1,203	12,078
DemandTec, Inc.	842	7,393
Descartes Systems Group, Inc. (a)	2,203	8,559
Digimarc Corp. (a)	1,506	16,732
Double-Take Software, Inc. (a)	612	7,980
ebix.com, Inc. (a)	102	9,219
ECtel Ltd. (a)	64	127
Electronic Arts, Inc. (a)	9,293	466,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Epicor Software Corp. (a)	1,901	$ 16,311
EPIQ Systems, Inc. (a)	1,414	23,317
Evolving Systems, Inc. (a)	718	1,673
FalconStor Software, Inc. (a)	1,874	16,754
Fundtech Ltd. (a)	972	12,199
Glu Mobile, Inc. (a)	1,786	8,805
Guidance Software, Inc. (a)	612	6,114
i2 Technologies, Inc. (a)	647	7,764
Informatica Corp. (a)	2,745	49,410
Interactive Intelligence, Inc. (a)	787	10,255
Intervoice, Inc. (a)	1,245	8,043
Intuit, Inc. (a)	9,562	276,916
Iona Technologies PLC sponsored ADR (a)	1,468	5,314
Jack Henry & Associates, Inc.	2,616	62,261
JDA Software Group, Inc. (a)	983	20,053
KongZhong Corp. sponsored ADR (a)	1,047	4,764
Lawson Software, Inc. (a)	5,592	48,762
Macrovision Solutions Corp. (a)	2,613	35,354
Magic Software Enterprises Ltd. (a)	2,027	3,689
Magma Design Automation, Inc. (a)	1,048	7,912
Majesco Entertainment Co. (a)	4,036	5,328
Manhattan Associates, Inc. (a)	917	23,292
Mentor Graphics Corp. (a)	2,263	26,364
MICROS Systems, Inc. (a)	2,253	74,281
Microsoft Corp.	272,928	7,729,297
MicroStrategy, Inc. Class A (a)	275	21,893
Moldflow Corp. (a)	599	13,178
Monotype Imaging Holdings, Inc.	1,157	15,862
MSC.Software Corp. (a)	1,536	19,000
Napster, Inc. (a)	2,324	3,602
NDS Group PLC sponsored ADR (a)	442	23,103
Net 1 UEPS Technologies, Inc. (a)	1,465	40,961
NetScout Systems, Inc. (a)	1,391	17,680
Novell, Inc. (a)	10,269	72,705
Nuance Communications, Inc. (a)	6,365	125,518
OpenTV Corp. Class A (a)	3,358	4,936
Opnet Technologies, Inc. (a)	775	7,324
Oracle Corp. (a)	150,534	3,438,197
Parametric Technology Corp. (a)	3,265	61,317
Pegasystems, Inc.	878	10,817
Perfect World Co. Ltd. sponsored ADR Class B	695	18,744
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Pervasive Software, Inc. (a)	1,197	$ 5,590
Phoenix Technologies Ltd. (a)	1,339	14,327
Plato Learning, Inc. (a)	1,135	2,985
Progress Software Corp. (a)	1,256	39,112
QAD, Inc.	1,212	9,284
Quality Systems, Inc.	928	30,559
Quest Software, Inc. (a)	3,341	56,830
Radiant Systems, Inc. (a)	972	13,180
Renaissance Learning, Inc.	1,396	20,870
Retalix Ltd. (a)	590	8,962
Salary.com, Inc. (a)	708	3,186
Secure Computing Corp. (a)	2,111	11,252
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,186	38,509
Smith Micro Software, Inc. (a)	981	8,280
Sonic Foundry, Inc. (a)	2,434	1,655
Sonic Solutions, Inc. (a)	710	6,816
Sourcefire, Inc. (a)	679	5,188
SourceForge, Inc. (a)	2,381	3,714
SPSS, Inc. (a)	599	23,583
SuccessFactors, Inc.	1,502	16,672
SumTotal Systems, Inc. (a)	1,246	5,794
Symantec Corp. (a)	24,757	537,970
Symyx Technologies, Inc. (a)	1,015	7,795
Synchronoss Technologies, Inc. (a)	938	12,466
Synopsys, Inc. (a)	4,063	107,060
Take-Two Interactive Software, Inc. (a)	2,113	57,199
Taleo Corp. Class A (a)	732	14,486
The9 Ltd. sponsored ADR (a)	590	15,275
THQ, Inc. (a)	1,695	36,358
TIBCO Software, Inc. (a)	5,916	45,672
TiVo, Inc. (a)	3,031	25,491
Ultimate Software Group, Inc. (a)	897	33,934
Unica Corp. (a)	721	6,056
Vasco Data Security International, Inc. (a)	1,115	14,450
Veraz Networks, Inc.	1,072	2,058
Versant Corp. (a)	227	7,589
Wind River Systems, Inc. (a)	2,497	27,018
		16,789,976
TOTAL INFORMATION TECHNOLOGY		57,108,698
Common Stocks - continued
	Shares	Value
MATERIALS - 1.4%
Chemicals - 0.5%
A. Schulman, Inc.	1,081	$ 24,420
Altair Nanotechnologies, Inc. (a)(d)	2,064	4,933
American Pacific Corp. (a)	381	6,458
Balchem Corp.	425	10,506
GenTek, Inc. (a)	462	13,541
Hawkins, Inc.	416	6,302
ICO, Inc. (a)	1,113	7,836
Innophos Holdings, Inc.	789	21,989
Innospec, Inc.	748	18,416
KMG Chemicals, Inc.	368	4,037
Landec Corp. (a)	799	6,400
Methanex Corp.	2,483	70,179
Penford Corp.	357	7,779
ShengdaTech, Inc. (a)(d)	1,481	12,218
Sigma Aldrich Corp.	3,805	223,582
Zoltek Companies, Inc. (a)(d)	952	28,779
		467,375
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,028	5,397
United States Lime & Minerals, Inc. (a)	253	9,424
		14,821
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	304	7,965
Caraustar Industries, Inc. (a)	1,361	3,130
Silgan Holdings, Inc.	1,148	65,700
Smurfit-Stone Container Corp. (a)	7,504	50,502
		127,297
Metals & Mining - 0.8%
Anglo American PLC ADR	3,574	122,517
Century Aluminum Co. (a)	1,218	88,914
China Natural Resources, Inc. (a)(d)	261	5,893
China Precision Steel, Inc. (a)(d)	2,036	11,402
DRDGOLD Ltd. sponsored ADR (a)	1,528	12,255
Esmark, Inc. (a)	1,107	20,922
Haynes International, Inc. (a)	314	21,456
Horsehead Holding Corp.	930	13,067
Kaiser Aluminum Corp.	599	38,426
Lihir Gold Ltd. sponsored ADR	583	16,785
Olympic Steel, Inc.	343	22,288
Pan American Silver Corp. (a)	2,350	77,903
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	1,673	$ 70,935
Royal Gold, Inc.	1,071	32,923
Schnitzer Steel Industries, Inc. Class A	633	63,389
Silver Standard Resources, Inc. (a)	1,690	50,920
Steel Dynamics, Inc.	5,526	199,489
Universal Stainless & Alloy Products, Inc. (a)	140	5,524
		875,008
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,841	14,765
TOTAL MATERIALS		1,499,266
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	405	4,560
8X8, Inc. (a)(d)	4,450	5,162
Alaska Communication Systems Group, Inc.	1,223	15,826
Arbinet-thexchange, Inc.	688	2,614
Atlantic Tele-Network, Inc.	415	12,433
Cbeyond, Inc. (a)(d)	818	15,174
Cogent Communications Group, Inc. (a)	1,299	21,369
Consolidated Communications Holdings, Inc.	768	11,520
D&E Communications, Inc.	909	8,754
General Communications, Inc. Class A (a)	1,676	12,335
Gilat Satellite Networks Ltd. (a)	941	10,342
Global Crossing Ltd. (a)	1,499	27,162
Globalstar, Inc. (a)(d)	2,125	6,205
HickoryTech Corp.	409	3,464
iBasis, Inc.	1,715	5,745
Level 3 Communications, Inc. (a)	45,099	154,690
NTELOS Holdings Corp.	1,334	37,245
PAETEC Holding Corp. (a)	4,105	36,288
Shenandoah Telecommunications Co.	1,063	17,412
SureWest Communications	517	5,077
Telefonos de Mexico SA de CV Series A sponsored ADR	122	5,026
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,618	86,357
Warwick Valley Telephone Co.	428	5,059
		509,819
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	228	13,555
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A (a)	2,964	$ 22,437
Clearwire Corp. (a)(d)	4,545	64,403
FiberTower Corp. (a)	4,690	7,176
ICO Global Communications Holdings Ltd. Class A (a)	3,970	17,865
IPCS, Inc.	423	12,690
Kratos Defense & Security Solutions, Inc. (a)	2,381	4,643
Leap Wireless International, Inc. (a)	2,101	120,723
Millicom International Cellular SA	3,172	367,508
NII Holdings, Inc. (a)	4,912	246,582
Partner Communications Co. Ltd. ADR	457	11,082
Rural Cellular Corp. Class A (a)	453	20,276
SBA Communications Corp. Class A (a)	3,092	115,084
Terrestar Corp. (a)	2,409	11,684
USA Mobility, Inc.	1,006	7,897
		1,043,605
TOTAL TELECOMMUNICATION SERVICES		1,553,424
UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc.	655	9,727
MGE Energy, Inc.	670	23,015
Otter Tail Corp.	897	33,673
		66,415
Gas Utilities - 0.0%
EnergySouth, Inc.	353	19,133
Water Utilities - 0.0%
Artesian Resources Corp. Class A	492	9,033
Cadiz, Inc. (a)	408	6,850
Connecticut Water Service, Inc.	337	8,176
Consolidated Water Co., Inc.	526	10,410
Middlesex Water Co.	383	7,063
Southwest Water Co.	1,181	12,164
York Water Co.	324	4,750
		58,446
TOTAL UTILITIES		143,994
TOTAL COMMON STOCKS (Cost $123,136,564)		108,643,482
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.25% 6/26/08 (e) (Cost $99,684)	$ 100,000	$ 99,869
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	112,785	112,785
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	1,846,429	1,846,429
TOTAL MONEY MARKET FUNDS (Cost $1,959,214)		1,959,214
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.15%, dated 5/30/08 due 6/02/08 (Collateralized by U.S. Treasury Obligations) # (Cost $49,000)	$ 49,009	49,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $125,244,462)		110,751,565
NET OTHER ASSETS - (1.6)%		(1,708,822)
NET ASSETS - 100%		$ 109,042,743
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 NASDAQ 100 E-Mini Index Contracts	June 2008	$ 366,345	$ 32,633

The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,869.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$49,000 due 6/02/08 at 2.15%
BNP Paribas Securities Corp.	$ 10,664
Banc of America Securities LLC	3,186
Barclays Capital, Inc.	64
Deutsche Bank Securities, Inc.	11,470
Dresdner Kleinwort Securities LLC	15,611
Merrill Lynch Government Securities, Inc.	8,005
$ 49,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,332
Fidelity Securities Lending Cash Central Fund	51,182
Total	$ 57,514
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 110,751,565	$ 110,602,696	$ 148,869	$ -
Other Financial Instruments*	$ 32,633	$ 32,633	$ -	$ -
*Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value (including securities loaned of $1,787,452 and repurchase agreements of $49,000) - See accompanying schedule: Unaffiliated issuers (cost $123,285,248)	$ 108,792,351
Fidelity Central Funds (cost $1,959,214)	1,959,214
Total Investments (cost $125,244,462)		$ 110,751,565
Cash		107,485
Receivable for investments sold		164,967
Dividends receivable		95,374
Distributions receivable from Fidelity Central Funds		11,789
Receivable for daily variation on futures contracts		2,008
Prepaid expenses		206
Receivable from investment adviser for expense reductions		15,903
Total assets		111,149,297

Liabilities
Payable for investments purchased	$ 126,973
Accrued management fee	21,442
Distribution fees payable	21,315
Other affiliated payables	3,475
Other payables and accrued expenses	86,920
Collateral on securities loaned, at value	1,846,429
Total liabilities		2,106,554

Net Assets		$ 109,042,743
Net Assets consist of:
Paid in capital		$ 119,404,786
Undistributed net investment income		179,166
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,919,072
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,460,281)
Net Assets, for 1,100,000 shares outstanding		$ 109,042,743
Net Asset Value, offering price and redemption price per share ($109,042,743 ÷ 1,100,000 shares)		$ 99.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2008

Investment Income
Dividends		$ 439,152
Interest		927
Income from Fidelity Central Funds (including $51,182 from security lending)		57,514
Total income		497,593

Expenses
Management fee	$ 117,383
Transfer agent and custody fees	70,520
Distribution fees	44,015
Licensing fees	29,344
Accounting and security lending fees	19,104
Independent trustees' compensation	212
Audit	55,301
Legal	332
Miscellaneous	7,231
Total expenses before reductions	343,442
Expense reductions	(197,217)	146,225
Net investment income (loss)		351,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,958,349
Foreign currency transactions	42
Futures contracts	(26,403)
Total net realized gain (loss)		3,931,988
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,966,259)
Assets and liabilities in foreign currencies	(16)
Futures contracts	18,217
Total change in net unrealized appreciation (depreciation)		(6,948,058)
Net gain (loss)		(3,016,070)
Net increase (decrease) in net assets resulting from operations		$ (2,664,702)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 351,368	$ 669,392
Net realized gain (loss)	3,931,988	13,781,864
Change in net unrealized appreciation (depreciation)	(6,948,058)	(3,731,088)
Net increase (decrease) in net assets resulting from operations	(2,664,702)	10,720,168
Distributions to shareholders from net investment income	(318,000)	(627,000)
Distributions to shareholders from net realized gain	(121,000)	-
Total distributions	(439,000)	(627,000)
Share transactions Proceeds from sales of shares	80,894,724	195,705,519
Cost of shares redeemed	(83,730,346)	(263,070,715)
Net increase (decrease) in net assets resulting from share transactions	(2,835,622)	(67,365,196)
Total increase (decrease) in net assets	(5,939,324)	(57,272,028)

Net Assets
Beginning of period	114,982,067	172,254,095
End of period (including undistributed net investment income of $179,166 and undistributed net investment income of $145,798, respectively)	$ 109,042,743	$ 114,982,067
Other Information Shares
Sold	900,000	2,000,000
Redeemed	(900,000)	(2,700,000)
Net increase (decrease)	-	(700,000)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2008

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, be- ginning of period	$ 104.53	$ 95.70	$ 88.26	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss) D	.34	.51	.47	.36	1.00 G	.06
Net realized and unrealized gain (loss)	(5.35)	8.73	7.87	5.40	4.43	5.69
Total from investment operations	(5.01)	9.24	8.34	5.76	5.43	5.75
Distributions from net investment income	(.28)	(.41)	(.40)	(1.17)	(.20)	-
Distributions from net realized gain	(.11)	-	(.50)	-	-	-
Total distributions	(.39)	(.41)	(.90)	(1.17)	(.20)	-
Net asset value, end of period	$ 99.13	$ 104.53	$ 95.70	$ 88.26	$ 83.67	$ 78.44
Total Return B, C	(4.80)%	9.68%	9.54%	6.96%	6.94%	7.91%
Ratios to Average Net Assets E, I
Expenses before reductions	.70% A	.61%	.61%	.59%	.56%	.51% A
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30%	.30%	.30% A
Expenses net of all reductions	.30% A	.30%	.30%	.30%	.30%	.30% A
Net investment income (loss)	.72% A	.50%	.52%	.44%	1.26%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,043	$ 114,982	$ 172,254	$ 123,570	$ 133,865	$ 180,423
Portfolio turnover rate F, J	13% A	9%	7%	9%	8%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.83 per share.

H For the period September 25, 2003 (commencement of operations) to November 30, 2003.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period.The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,267,374
Unrealized depreciation	(21,827,763)
Net unrealized appreciation (depreciation)	$ (14,560,389)
Cost for federal income tax purposes	$ 125,311,954

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $6,271,521 and $6,111,057 respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $80,835,266 and $83,686,929, respectively. Realized gain (loss) of $4,860,815

Semiannual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments - continued

on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annualized rate of.09% of average net assets. The total amounts paid to and retained by FDC were $44,015 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2009. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $196,937.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $280.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $40,000.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 18, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,727,587,776.19	95.875
Withheld	1,020,991,311.90	4.125
TOTAL	24,748,579,088.09	100.000
Dennis J. Dirks
Affirmative	23,825,239,061.03	96.269
Withheld	923,340,027.06	3.731
TOTAL	24,748,579,088.09	100.000
Edward C. Johnson 3d
Affirmative	23,651,709,495.75	95.568
Withheld	1,096,869,592.34	4.432
TOTAL	24,748,579,088.09	100.000
Alan J. Lacy
Affirmative	23,800,282,191.08	96.168
Withheld	948,296,897.01	3.832
TOTAL	24,748,579,088.09	100.000
Ned C. Lautenbach
Affirmative	23,793,631,497.85	96.141
Withheld	954,947,590.24	3.859
TOTAL	24,748,579,088.09	100.000
Joseph Mauriello
Affirmative	23,811,616,983.60	96.214
Withheld	936,962,104.49	3.786
TOTAL	24,748,579,088.09	100.000
Cornelia M. Small
Affirmative	23,802,118,377.97	96.176
Withheld	946,460,710.12	3.824
TOTAL	24,748,579,088.09	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,739,468,362.04	95.923
Withheld	1,009,110,726.05	4.077
TOTAL	24,748,579,088.09	100.000
David M. Thomas
Affirmative	23,821,835,168.41	96.255
Withheld	926,743,919.68	3.745
TOTAL	24,748,579,088.09	100.000
Michael E. Wiley
Affirmative	23,809,071,367.86	96.204
Withheld	939,507,720.23	3.796
TOTAL	24,748,579,088.09	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Commonwealth Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	20,666,515,787.64	83.506
Against	2,780,145,204.68	11.233
Abstain	858,047,822.92	3.468
Broker Non-Votes	443,870,272.85	1.793
TOTAL	24,748,579,088.09	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0708
1.802769.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008